UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-4630

 NAME OF REGISTRANT:                     John Hancock Investment Trust
                                         III



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gordon M. Shone
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


127400 John Hancock Funds Greater China Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEIJING                                      Agenda Number:  701661553
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14369105
    Meeting Type:  EGM
    Meeting Date:  29-Aug-2008
          Ticker:
            ISIN:  CNE1000002F5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, within 30 months from              Mgmt          For                            For
       the date of passing of this resolution, to
       issue domestic corporate bonds [the 'Domestic
       Corporate Bonds'] in the PRC in the principal
       amount of not more than RMB 15 billion; authorize
       the Board of Directors of the Company [the
       'Board'], or under appropriate circumstances,
       more than 2 Directors approved by the Board,
       to: i) determine and finalize the terms and
       conditions of the proposed issue of the Domestic
       Corporate Bonds, including but not limited
       to, the final amount of issue, the offering
       method and the interest rate; and ii) do all
       such acts and things, to sign and execute all
       such other documents, deeds, instruments and
       agreements [the 'Ancillary Documents'], to
       make applications to the relevant regulatory
       authorities for the approval of the issue of
       the Domestic Corporate Bonds and to take such
       steps as they may consider necessary, appropriate,
       expedient and in the interests of the Company
       to give effect to or in connection with the
       issue of the Domestic Corporate Bonds or any
       transactions contemplated thereunder and all
       other matters incidental thereto, and to agree
       to any amendments to any of the terms of the
       Ancillary Documents which in the opinion of
       the Board are in the interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEIJING                                      Agenda Number:  701720244
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1436A102
    Meeting Type:  EGM
    Meeting Date:  14-Nov-2008
          Ticker:
            ISIN:  CNE1000002G3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the 2008 Supplemental Agreement        Mgmt          For                            For
       [in respect of the extension of the Non-exempt
       Connected Transactions to 31 DEC 2010] with
       China Telecommunications Corporation as specified
       and the transactions contemplated there under
       and authorize any Director of the Company to
       do all such further acts and things and execute
       such further documents and take all such steps
       which in their opinion may be necessary, desirable
       or expedient to implement and/or give effect
       to the terms of such agreement

2.     Approve and ratify the proposed new annual caps           Mgmt          For                            For
       for each of the Engineering Framework Agreement,
       Ancillary Telecommunications Services Framework
       Agreement, Operation Support Services Framework
       Agreement, and IT Application Services Framework
       Agreement with China Telecommunications Corporation
       for the 3 YE 31 DEC 2008, 2009 and 2010, as
       specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA LIFE INSURANCE CO LTD                                                                 Agenda Number:  701705557
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1477R204
    Meeting Type:  EGM
    Meeting Date:  27-Oct-2008
          Ticker:
            ISIN:  CNE1000002L3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.A    Appoint Mr. Miao Jianmin as a Non-executive               Mgmt          For                            For
       Director of the Company

1.B    Appoint Mr. Lin Dairen as an Executive Director           Mgmt          For                            For
       of the Company

1.C    Appoint Ms. Liu Yingqi as an Executive Director           Mgmt          For                            For
       of the Company

S.2    Amend the Articles 6, 15, 16, 35, 49, 54, 56,             Mgmt          For                            For
       57, 59, 62, 64, 66, 69, 72, 74, 75, 76, 77,
       80, 86, 97, 98, 99, 89, 101, 102, 103, 104,
       105, 106, 107, 109, 114, 115, 126, 127, 128,
       129, 130, 131, 132, 134, 135, 136, 137, 138,
       139, 140, 154, 121, 123, 162, 165, 166, 170,
       178, 179, 199, 156, 158, 159, 167, 213, 192,
       193, 200, 201, 202, the heading of Chapter
       25 of the Original Articles notice shall be
       amended as notice, communication or other written
       documents, 204, 251, 258, 259 of Association
       of the Company as specified and authorize the
       Board of Directors to make further amendments
       which in its opinion may be necessary, desirable
       and expedient in accordance with the applicable
       Laws and regulations, and as may be required
       by CIRC and other relevant authorities; the
       amended Articles of Association as specified
       to in this special resolution shall come into
       effect the relevant approvals from CIRC are
       obtained

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA NATIONAL BUILDING MATERIAL COMPANY LTD                                                Agenda Number:  701660854
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15045100
    Meeting Type:  EGM
    Meeting Date:  29-Aug-2008
          Ticker:
            ISIN:  CNE1000002N9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appoint Mr. Li Decheng as an independent Non-executive    Mgmt          For                            For
       Director of the Company to hold office with
       effect from the date of the passing of this
       resolution until 30 JUN 2011

S.2    Amend the Articles of Association of the Company          Mgmt          For                            For
       to reflect the increase in the number of the
       Directors: the existing Article 10.1 of the
       Articles of Association be deleted in its entirety
       and replaced with the new Article 10.1 of the
       Articles of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA NETCOM GROUP CORPORATION (HONG KONG) LTD                                              Agenda Number:  701684119
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1505N100
    Meeting Type:  CRT
    Meeting Date:  17-Sep-2008
          Ticker:
            ISIN:  HK0906028292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 499709 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the Scheme of Arrangement proposed to             Mgmt          For                            For
       be made between the Company and the holders
       of its ordinary shares of USD 0.04 each




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701652249
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  EGM
    Meeting Date:  14-Jul-2008
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from HKD 500,000,000 divided
       into 5,000,000,000 ordinary shares of HKD 0.10
       each in the capital of the Company [Shares]
       to HKD 700,000,000 divided into 7,000,000,000
       Shares by the creation of an additional 2,000,000,000
       new shares, such additional new Shares to rank
       pari passu in all respects with the existing
       Shares, and authorize any 1 Director of the
       Company to sign all such documents and to do
       all such acts or things for or incidental to
       such purpose

2.     Approve the Conditional Sale and Purchase Agreement       Mgmt          For                            For
       [the Sale and Purchase Agreement] dated 06
       JUN 2007 entered into between Gain Ahead Group
       Limited [the Vendor], China Resources [Holdings]
       Company Limited [the Guarantor] and the Company
       [the Purchaser] [as specified] in relation
       to, among other matters, the Acquisition [as
       defined in the circular [the Circular] of the
       Company to its shareholders dated 27 JUN 2008]
       [as specified], be hereby approved in all respects
       and all the transactions contemplated thereby
       including but not limited to the allotment
       and issue to the Vendor [or as it may direct]
       of 675,799,850 ordinary shares of HKD 0.10
       each in the capital of the Company at the issue
       price of HKD 13.34 each credited as fully paid
       up and ranking pari passu with the existing
       issued shares of the Company [the Consideration
       Shares] to the Vendor [or as it may direct]
       pursuant to the Sale and Purchase Agreement;
       and authorize the Directors to sign execute,
       perfect and deliver all such documents and
       deeds, and do all such actions which are in
       their opinion necessary, appropriate, desirable
       or expedient for the implementation and completion
       of the Sale and Purchase Agreement, the allotment
       and issue of the Consideration Shares to the
       Vendor [or as it may direct], all other transactions
       contemplated under or incidental to the Sale
       and Purchase Agreement and all other matters
       incidental thereto or in connection therewith
       and to agree to the variation and waiver of
       any of the matters relating thereto that are,
       in the opinion of the Directors, appropriate,
       desirable or expedient in the context of the
       Acquisition and are in the best interests of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  701629151
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503A100
    Meeting Type:  EGM
    Meeting Date:  02-Jul-2008
          Ticker:
            ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the sale              Mgmt          For                            For
       and purchase agreement [the CRL Acquisition
       Agreement] dated 20 MAY 2008 between China
       Resources Power Project Service Company Limited
       and China Resources Company Limited in relation
       to the acquisition of 60% equity interest of
       China Resources Power [Jiangsu] Investment
       Company Limited for a consideration of RMB
       1,433,000,000 [a copy of the CRL Acquisition
       Agreement has been produced to the meeting
       and marked A and initialed by the Chairman
       of the meeting for identification], and the
       transactions contemplated thereunder; and authorize
       any one or more of the Directors of the Company
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of the Company and to do all such things and
       take all such actions as he may consider necessary
       or desirable for the purpose of giving effect
       to the CRL Acquisition Agreement and completing
       the transactions contemplated thereunder with
       such changes as any such Director(s) may consider
       necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 CHINA SOUTH LOCOMOTIVE & ROLLING STOCK CORPORATION LTD                                      Agenda Number:  701720268
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1516V109
    Meeting Type:  EGM
    Meeting Date:  14-Nov-2008
          Ticker:
            ISIN:  CNE100000BG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the utilization of RMB 2.6 billion in             Mgmt          For                            For
       aggregate out of the proceeds from the A Share
       Offering [including RMB 0.63 billion as approved
       by the Board] to temporarily supplement the
       working capital as specified

2.     Approve the adjustments to capital commitments            Mgmt          For                            For
       of certain projects to be financed by the proceeds
       from the A share offering as specified




--------------------------------------------------------------------------------------------------------------------------
 COSCO INTERNATIONAL HOLDINGS LIMITED                                                        Agenda Number:  701684979
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8114Z101
    Meeting Type:  SGM
    Meeting Date:  05-Sep-2008
          Ticker:
            ISIN:  BMG8114Z1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Share Transfer Agreement           Mgmt          For                            For
       as specified, made between New Legend Holdings
       Limited [new legend], an indirect wholly-owned
       subsidiary of the Company and [China Marine
       Bunker [Petro China] Company, Limited] [Chimbusco]
       in relation to the acquisition of 100% equity
       interest in [COSCO International Trading Company
       Limited] [CITC] by new legend from Chimbusco
       for the consideration [as specified] , upon
       the terms and subject to the conditions therein
       contained, and all transactions contemplated
       thereunder and in connection therewith and
       any other ancillary documents; the Novation
       Agreement as specified, made between the banking
       institution in the people's republic of China
       [the Banking Institution], CITC, Chimbusco,
       the Company and [COSCO H.K. (Beijing) Investment
       Company, Limited] relating to, among other
       things, the Company's substitution of Chimbusco's
       guarantee obligations towards the Banking Institution
       in relation to CITC's indebtedness under the
       facility amount of up to RMB 260,000,000 made
       available for use by CITC, upon the terms and
       subject to the conditions therein contained,
       and all transactions contemplated thereunder
       and in connection therewith and any other ancillary
       documents; authorize the Directors of the Company
       for and on behalf of the Company to sign, seal,
       execute, perfect, perform and deliver all such
       agreements, instruments, documents and deeds,
       and do all such acts, matters and things and
       take all such steps as they may in their discretion
       consider necessary, desirable or expedient
       to implement and/or to give effect to the Share
       Transfer Agreement and the Novation Agreement
       as they may in their discretion consider to
       be desirable and in the interests of the Company;
       and on behalf of the Company to sign, seal,
       execute, perfect, perform and deliver all such
       agreements, instruments, documents and deeds,
       and do all such acts, matters and things and
       take all such steps as they may in their discretion
       consider necessary, desirable or expedient
       to provide such collaterals [including without
       limitation cash deposits of the Company and/
       or its subsidiaries (collectively, the group)
       and/or the group's shareholding interests in
       Sino-Ocean Land Holdings Limited] and/or to
       pledge or mortgage such assets of the group
       and/or to put up such assets of the group as
       security for the purpose of the issuance of
       the L/C [as specified] required under the Novation
       Agreement, in such manner as they may in their
       absolute discretion consider to be desirable,
       necessary, appropriate, sufficient or expedient
       in order to give effect to or implement the
       transactions contemplated under the Novation
       Agreement

2.     Approve the Asphalt Master Agreement and the              Mgmt          For                            For
       relevant proposed annual caps, as specified,
       and all transactions contemplated thereunder
       and in connection therewith and any other ancillary
       documents; and authorize the Directors of the
       Company for and on behalf of the Company to
       sign, seal, execute, perfect, perform and deliver
       all such agreements, instruments, documents
       and deeds, and do all such acts, matters and
       things and take all such steps as they may
       in their discretion consider necessary, desirable
       or expedient to implement and/or to give effect
       to the Asphalt Master Agreement and the transactions
       contemplated thereunder as they may in their
       discretion consider to be desirable and in
       the interests of the Company

3.     Approve the Supplying Services and Transportation         Mgmt          For                            For
       Services Master Agreement and the relevant
       proposed annual caps, as specified, and all
       transactions contemplated thereunder and in
       connection therewith and any other ancillary
       documents; and authorize the Directors of the
       Company for and on behalf of the Company to
       sign, seal, execute, perfect, perform and deliver
       all such agreements, instruments, documents
       and deeds, and do all such acts, matters and
       things and take all such steps as they may
       in their discretion consider necessary, desirable
       or expedient to implement and/or to give effect
       to the Supplying Services and Transportation
       Services Master Agreement and the transactions
       contemplated thereunder as they may in their
       discretion consider to be desirable and in
       the interests of the Company

4.     Approve the Financial Services Master Agreement           Mgmt          Against                        Against
       and the relevant proposed annual caps, as specified,
       and all transactions contemplated thereunder
       and in connection therewith and any other ancillary
       documents; and authorize the Directors of the
       Company for and on behalf of the Company to
       sign, seal, execute, perfect, perform and deliver
       all such agreements, instruments, documents
       and deeds, and do all such acts, matters and
       things and take all such steps as they may
       in their discretion consider necessary, desirable
       or expedient to implement and/or to give effect
       to the Financial Services Master Agreement
       and the transactions contemplated thereunder
       as they may in their discretion consider to
       be desirable and in the interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  701664725
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759B107
    Meeting Type:  AGM
    Meeting Date:  19-Aug-2008
          Ticker:
            ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and its subsidiaries
       and the reports of the Directors and Auditors
       for the YE 31 MAR 2008

2.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

3. i   Re-elect Mr. Andrew Y YAN as a Director of the            Mgmt          For                            For
       Company

3.ii   Re-elect Mr. Tang Xudong as a Director of the             Mgmt          For                            For
       Company

3.iii  Re-elect Professor W.U. Jinglian as a Director            Mgmt          For                            For
       of the Company

3.iv   Re-elect Mr. Lin Yang as a Director of the Company        Mgmt          For                            For

3.v    Re-elect Mr. Chen Derek Zhiyong as a Director             Mgmt          For                            For
       of the Company

3.vi   Re-elect Mr. Luo Hong as a Director of the Company        Mgmt          For                            For

3.vii  Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       to fix their remuneration

5.1    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe convertible
       into shares of the Company] during or after
       the end of the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of the passing of this resolution, otherwise
       than pursuant to: i) a rights issue [as specified];
       or ii) the exercise of rights of subscription
       or conversion under the terms of any existing
       warrants, bonds, debentures, notes or other
       securities issued by the Company; or iii) the
       exercise of options granted under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to eligible
       participants of the Company and/or any of its
       subsidiaries of rights to acquire shares of
       the Company; or iv) any scrip dividend or similar
       arrangement providing for the allotment and
       issue of shares in lieu of the whole or part
       of a dividend on shares of the Company in accordance
       with Bye-Laws of the Company; or v) a specified
       authority granted by the shareholders of the
       Company in general meeting; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by the Bye-Laws of the Company or any applicable
       laws of Bermuda to be held]

5.2    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares in the capital of the Company
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited [the 'Stock Exchange']
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange for this
       purpose, subject to and in accordance with
       all applicable Laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of the passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws of Bermuda to be held]

5.3    Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5(1) and 5(2) as specified, the general mandate
       granted to the Directors of the Company to
       allot, issue and deal with the additional shares
       in the capital of the Company pursuant to Resolution
       5(1), to make or grant offers, agreements and
       options [including warrants, bonds, debentures,
       notes and other securities which carry rights
       to subscribe for or are convertible into shares
       of the Company], by the addition thereto of
       an amount representing the aggregate nominal
       amount of the shares of the Company purchased
       pursuant to Resolution 5(2) as specified, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  701674637
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759B107
    Meeting Type:  SGM
    Meeting Date:  19-Aug-2008
          Ticker:
            ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the investment by [China              Mgmt          For                            For
       Singapore Suzhou Industrial Park Ventures Co.
       Ltd] and Infinity I-China Investments [Israel],
       L.P. [collectively the Investors] in the information
       technology services business currently carrying
       on by the Company [the Investment] through
       their contributions to the registered capital
       and the capital surplus of [Digital China Information
       Technology Service Co. Ltd] [DCITS], and the
       execution of the capital increase agreement,
       the cooperative joint venture contract, the
       amended and restated Articles of Association
       of DCITS, the employment contracts, non-disclosure
       and non-competition agreements [collectively
       the Transaction Documents] relating to the
       Investment, in all respects and that all the
       transactions contemplated thereunder; and authorize
       any 1 Director of the Company, and if the affixation
       of the common seal of the Company is necessary,
       any 2 Directors, to execute all such other
       documents, instruments or agreements and to
       do or take all such actions or things as such
       Directors consider necessary or desirable to
       implement and/or give effect to the Investment,
       the transaction documents and the transactions
       contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HOPEWELL HOLDINGS LTD                                                                       Agenda Number:  701710243
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37129148
    Meeting Type:  AGM
    Meeting Date:  13-Oct-2008
          Ticker:
            ISIN:  HK0054007841
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditor's for the YE 30 JUN 2008

2.1    Declare a final dividend of HK 40 cents per               Mgmt          For                            For
       share

2.2    Declare a special final dividend of HK 110 cents          Mgmt          For                            For
       per share

3.1    Re-elect Mr. Josiah Chin Lai KWOK as a Director           Mgmt          For                            For

3.2    Re-elect Mr. Guy Man Guy WU as a Director                 Mgmt          For                            For

3.3    Re-elect Lady Ivy Sau Ping KWOK WU as a Director          Mgmt          For                            For

3.4    Re-elect Ms. Linda Lai Chuen LOKE as a Director           Mgmt          For                            For

3.5    Re-elect Mr. Barry Chung Tat MOK as a Director            Mgmt          Against                        Against

3.6    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor and authorize the Directors
       to fix their remuneration

5.1    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other stock
       exchange on which the shares of the Company
       may be listed and which is recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purposes, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of the passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

5.2    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company and to make or grant offers, agreements
       or options [including warrants, bonds, debentures,
       notes and other securities which carry rights
       to subscribe for or are convertible into shares
       of the Company] during and after the relevant
       period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company, [otherwise than as scrip dividends
       pursuant to the Articles of Association of
       the Company from time to time or pursuant to
       a rights issue (as specified) or pursuant to
       the exercise of any rights of subscription
       or conversion under any existing warrants,
       bonds, debentures, notes and other securities
       issued by the Company or any share option scheme];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

5.3    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors to allot shares pursuant to
       Resolution 5.2 by the addition thereto of an
       amount representing the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 5.1 as specified, provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing this resolution

S.6    Amend the Article 91[B] of the Articles of Association    Mgmt          For                            For
       as specified; and authorize the Directors to
       do all such acts and execute all documents
       to effect and implement the amendment to Article
       91[B] of the Articles of Association

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HOPEWELL HOLDINGS LTD                                                                       Agenda Number:  701712158
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37129148
    Meeting Type:  EGM
    Meeting Date:  13-Oct-2008
          Ticker:
            ISIN:  HK0054007841
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the Conditional Agreement             Mgmt          For                            For
       dated 02 SEP 2008 entered into between Hopewell
       Guangzhou-Zhuhai Superhighway Development Limited
       ["HHI West HK Co"] and Guangdong Provincial
       Highway Construction Company Limited "[West
       Route PRC Partner"] regarding amendments of
       the Sino-foreign co-operative joint venture
       contract dated 05 JAN 2004 between them, as
       may be amended from time to time [the "JV Contract"]
       in relation to the proposed Zhongshan-to-Zhuhai
       section of approximately 38 km ["Phase III
       West"] of the route for a proposed network
       of dual 3 lane toll-expressways in the western
       Pearl River Delta, linking Guangzhou, Foshan,
       Zhongshan and Zhuhai ["Western Delta Route"]
       and the Conditional Agreement dated 02 SEP
       2008 entered into between HHI West HK Co and
       West Route PRC Partner regarding amendments
       of the Articles of Association, as may be amended
       from time to time [the "JV Articles"] of Guangdong
       Guangzhou-Zhuhai West Superhighway Company
       Limited ["West Route JV"] in relation to Phase
       III West [copies of the two Conditional Agreements
       [the "2008 Phase III Amendment Agreements"]
       have been produced at this meeting and marked
       as "Exhibit-A" and signed by a Director of
       the Company for the purpose of identification]
       and all transactions contemplated thereby;
       the Conditional Agreement dated 02 SEP 2008
       entered into between HHI West HK Co and West
       Route PRC Partner regarding amendments of the
       JV Contract in relation to the proposed Shunde-to-Zhongshan section of approximately 46 km of the Western
       Delta Route ["Phase II West"] and the Conditional
       Agreement dated 02 SEP 2008 entered into between
       HHI West HK Co and West Route PRC Partner regarding
       amendments of the JV Articles in relation to
       Phase II West [copies of the two Conditional
       Agreements [the "2008 Phase II Amendment Agreements",
       together with the 2008 Phase III Amendment
       Agreements, the "2008 Amendment Agreements"]
       have been produced at this meeting and marked
       as "Exhibit-B" and signed by a Director of
       the Company for the purpose of identification]
       and all transactions contemplated thereby;
       and the entering into of all such transactions,
       agreements and arrangements [including without
       limitation, with West Route PRC Partner and
       Guangdong Provincial Communication Group Company
       Limited and their respective subsidiaries and
       associated Companies and with other connected
       persons of the Company], and signing, sealing,
       execution, perfection, performance and delivery
       of all such documents by West Route JV, Hopewell
       Highway Infrastructure Limited ["HHI"] or any
       subsidiary or jointly controlled entity of
       HHI as the Directors of HHI may in their absolute
       discretion consider necessary or desirable
       or expedient to give effect to the 2008 Amendment
       Agreements or for the implementation of all
       transactions contemplated thereunder, including
       but not limited to: 1] amending the terms of
       the 2008 Amendment Agreements, the JV Contract
       and the JV Articles as required by relevant
       authorities in the People's Republic of China
       ["PRC Authorities"] or for the purposes of
       obtaining the approval of PRC Authorities or
       to comply with all applicable laws, rules and
       regulations; 2] entering into any transactions
       pursuant to, for the purposes of implementing
       or in connection with the 2008 Amendment Agreements,
       the JV Contract or the JV Articles; and 3]
       entering into any transactions or arrangements
       or dealing with any matters related, ancillary
       or incidental to the investment in or the planning,
       design, construction, management or operation
       of Phase II West or Phase III West or any properties,
       facilities, developments or investments under
       or in connection with Phase II West or Phase
       III West or which may be carried out, implemented
       or invested in by West Route JV in connection
       with Phase II West or Phase III West




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  701728846
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  EGM
    Meeting Date:  27-Oct-2008
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 506086 DUE TO DELETION OF RESOLUTIONS .
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Appoint Mr. Jiang Jianqing as an Executive Director       Mgmt          Against                        Against
       of the Bank

2.     Appoint Mr. Yang Kaisheng as an Executive Director        Mgmt          For                            For
       of the Bank

3.     Appoint Mr. Zhang Furong as an Executive Director         Mgmt          For                            For
       of the Bank

4.     Appoint Mr. Niu Ximing as an Executive Director           Mgmt          For                            For
       of the Bank

5.     Appoint Mr. Leung Kam Chung, Antony as an Independent     Mgmt          For                            For
       Non-Executive Director of the Bank

6.     Appoint Mr. John L. Thornton as an Independent            Mgmt          For                            For
       Non-Executive Director of the Bank

7.     Appoint Mr. Qian Yingyi as an Independent Non-Executive   Mgmt          For                            For
       Director of the Bank

8.     Appoint Mr. Wong Kwong Shing, Frank as an Independent     Mgmt          For                            For
       Non-Executive Director of the Bank

9.     Appoint Mr. Huan Huiwu as a Non-Executive Director        Shr           For
       of the Bank

10.    Appoint Mr. Gao Jianhong as a Non-Executive               Shr           For
       Director of the Bank

11.    Appoint Ms. Li Chunxiang as a Non-Executive               Shr           Against
       Director of the Bank

12.    Appoint Mr. Li Jun as a Non-Executive Director            Shr           For
       of the Bank

13.    Appoint Mr. Li Xiwen as a Non-Executive Director          Shr           For
       of the Bank

14.    Appoint Mr. Wei Fusheng as a Non-Executive Director       Shr           For
       of the Bank

15.    Appoint Ms. Wang Chixi as a shareholder Supervisor        Mgmt          For                            For
       of the Bank

S.16   Approve to issue the subordinated bonds in an             Mgmt          Against                        Against
       amount of not exceeding RMB 100 billion and
       with maturities of not less than 5 years by
       the bank in different series by the end of
       2011 in order to increase the supplementary
       capital; authorize the Board of Directors of
       the Bank to determine the key matters in relation
       to the different series of the bonds including
       the timing of the issue, the issue size, the
       bond maturity, the interest rates, the issue
       price, the target subscribers, the method of
       issue [in both the PRC and Hong Kong] and the
       terms of repayment according to the specific
       circumstances, to execute relevant documents
       and to attend to the handling procedures including
       the application and approval procedures in
       relation to the issue of the subordinated bonds
       with the relevant regulatory authorities and
       the Board can be further delegated by the Board
       of Directors of the Bank to the president of
       the Bank this resolution shall be effective
       from the date of the passing of this resolution
       until 31 DEC 2011




--------------------------------------------------------------------------------------------------------------------------
 MINDRAY MEDICAL INT'L LTD.                                                                  Agenda Number:  932956002
--------------------------------------------------------------------------------------------------------------------------
        Security:  602675100
    Meeting Type:  Annual
    Meeting Date:  17-Oct-2008
          Ticker:  MR
            ISIN:  US6026751007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RE-ELECTION OF MR. LI XITING AS A DIRECTOR OF             Mgmt          For                            For
       THE COMPANY

02     RE-ELECTION OF MR. WU QIYAO AS A DIRECTOR OF              Mgmt          For                            For
       THE COMPANY

03     ELECTION OF MR. LIN JIXUN AS A DIRECTOR OF THE            Mgmt          For                            For
       COMPANY

04     RATIFICATION OF THE APPOINTMENT OF THE INDEPENDENT        Mgmt          For                            For
       AUDITOR DELOITTE TOUCHE TOHMATSU FOR THE FISCAL
       YEAR 2007.

05     APPOINTMENT OF THE INDEPENDENT AUDITOR DELOITTE           Mgmt          For                            For
       TOUCHE TOHMATSU FOR THE FISCAL YEAR 2008.

06     TO AMEND THE FIRST SENTENCE OF ARTICLE 86(1)              Mgmt          For                            For
       OF THE AMENDED AND RESTATED ARTICLES OF ASSOCIATION
       OF THE COMPANY BY REPLACING THE WORD "SEVEN
       (7)" WITH THE WORD "NINE (9)" SUCH THAT THE
       REVISED SENTENCE READS: "UNLESS OTHERWISE DETERMINED
       BY THE DIRECTORS SUBJECT TO ARTICLE 100A HEREOF,
       THE NUMBER OF DIRECTORS SHALL NOT BE LESS THAN
       FIVE (5) OR GREATER THAN NINE (9)."




--------------------------------------------------------------------------------------------------------------------------
 PARKSON RETAIL GROUP LTD                                                                    Agenda Number:  701636752
--------------------------------------------------------------------------------------------------------------------------
        Security:  G69370107
    Meeting Type:  EGM
    Meeting Date:  04-Jul-2008
          Ticker:
            ISIN:  KYG693701073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the sale and purchase agreement dated            Mgmt          For                            For
       21 MAY 2008 [Sale and Purchase Agreement] [as
       specified] entered into between East Crest
       International Limited as the vendor and Grand
       Parkson Retail Group Limited as the purchaser
       for the sale and purchase of the 70% equity
       interest in Nanning Brilliant Parkson Commercial
       Company Limited and the 100% equity interest
       in Tianjin Parkson Retail Development Company
       Limited and other transactions contemplated;
       and authorize the Directors of the Company
       to take such steps as they may consider necessary,
       appropriate, desirable or expedient to implement
       or give effect to the terms of the Sale and
       Purchase Agreement including but not limited
       to signing, executing and, where applicable,
       affixing the common seal of the Company (in
       accordance with its Articles of Association)
       onto the relevant documents in relation thereto
       and if necessary, with such amendments as the
       Directors may deem fit; and; conditional upon
       the Listing Committee of the Stock Exchange
       of Hong Kong Limited approving the listing
       of and granting permission to deal in up to
       1,994,000 ordinary shares of HKD 0.10 each
       [or subject to the transaction stipulated in
       Ordinary Resolution 2 becoming effective, up
       to 9,970,000 ordinary shares of HKD 0.02 each]
       in the Company to be issued to the Vendor [Consideration
       Shares] under the Sale and Purchase Agreement;
       authorize the Directors of the Company to allot
       and issue the Consideration Shares to the Vendor
       in accordance with the terms of the Sale and
       Purchase Agreement

2.     Approve, subject to and conditional upon the              Mgmt          For                            For
       listing committee of the Stock Exchange granting
       or agreeing to grant the approval for the listing
       of, and permission to deal in, the Subdivided
       Shares [as specified]: (a) with effect from
       07 JUL 2008, every one existing issued and
       unissued shares of HKD 0.10 each in the share
       capital of the Company be subdivided into 5
       shares of HKD 0.02 each [the Subdivided Shares]
       and the Subdivided Shares shall rank pari passu
       in all respects with each other and have the
       rights and privileges and be subject to the
       restrictions contained in the Articles of Association
       of the Company [the Share Subdivision]; and
       (b) authorize any one or more of the Directors
       of the Company to do all things appropriate
       to effect and implement the Share Subdivision




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA CO LTD                                                                           Agenda Number:  701636865
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6883Q104
    Meeting Type:  EGM
    Meeting Date:  31-Jul-2008
          Ticker:
            ISIN:  CNE1000003W8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the resolution regarding the issue of             Mgmt          For                            For
       Domestic Corporate Bonds in principal amount
       not exceeding RMB 60 billion within 2 years
       after the date of such resolution passed at
       the EGM of the Company and authorize the Directors
       to deal with all matters in connection with
       the issue of Domestic Corporate Bonds




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA CO LTD                                                                           Agenda Number:  701699158
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6883Q104
    Meeting Type:  EGM
    Meeting Date:  21-Oct-2008
          Ticker:
            ISIN:  CNE1000003W8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the New Comprehensive Agreement       Mgmt          Against                        Against
       entered into between the Company and China
       National Petroleum Corporation; approve the
       Non-Exempt Continuing Connected Transactions
       and the proposed caps of the Non Exempt Continuing
       Connected Transactions under the New Comprehensive
       Agreement and the revised Non Exempt annual
       caps, which the Company expects to occur in
       the ordinary and usual course of business of
       the Company and its subsidiaries, as the case
       may be, and to be conducted on normal commercial
       terms; and approve and ratify the execution
       of the New Comprehensive Agreement by Mr. Zhou
       Mingchun, Chief Financial Officer for and on
       behalf of the Company and authorize Mr. Zhou
       Mingchun to make any amendment to the New Comprehensive
       Agreement as he thinks desirable and necessary
       and to do all such further acts and things
       and execute such further documents and take
       all such steps which in his opinion may be
       necessary, desirable or expedient to implement
       and/or give effect to the terms of such transactions

2.     Approve and ratify, the Supplemental Agreement            Mgmt          For                            For
       to the CRMSC products and Services Agreement
       between the Company and China Railway Materials
       and Suppliers Corporation (as attached to the
       resolution); approve the Non-Exempt Continuing
       Connected Transactions under, and the proposed
       caps in respect of, the supplemental agreement
       to the CRMSC products and services agreement
       which the Company expects to occur in the ordinary
       and usual course of business of the Company
       and its subsidiaries, as the case may be, and
       to be conducted on normal commercial terms;
       and approve and ratify the execution of the
       CRMSC products and services agreement by Mr.
       Zhou Mingchun, Chief Financial Officer for
       and on behalf of the Company and authorize
       Mr. Zhou Mingchun, to make any amendment to
       the CRMSC products and services agreement as
       he thinks desirable and necessary and to do
       all such further acts and things and execute
       such further documents and take all such steps
       which in his opinion may be necessary, desirable
       or expedient to implement and/or give effect
       to the terms of such transactions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PING AN INS GROUP CO CHINA LTD                                                              Agenda Number:  701610075
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y69790106
    Meeting Type:  EGM
    Meeting Date:  17-Jul-2008
          Ticker:
            ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles of Association of the Company          Mgmt          For                            For
       [the Articles of Association] by deleting Article
       13 in its entirety and substituting therefore
       with the specified new Article 13




--------------------------------------------------------------------------------------------------------------------------
 ZTE CORPORATION                                                                             Agenda Number:  701728036
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0004F105
    Meeting Type:  EGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  CNE1000004Y2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve that, the Resolution of the Company               Mgmt          For                            For
       on the Investment in a research and Development
       Base Project in Xi'an Hi-tech Park and the
       Execution of the Investment Agreement that
       the investment and construction of ZTE Corporation
       Xi'an Research and Development and Production
       Base in Xi'an Hi-tech Industrial Development
       Park by the Company and the signing of the
       investment agreement and relevant supplemental
       agreement [s] by the Company with Xi'an Hi-tech
       Industrial Development Park Management Committee
       in respect of the investment and construction
       of ZTE Corporation Xi'an Research and Development
       and Production Base in Xi'an Hi-tech Industrial
       Development Park by the Company and authorize
       Mr. Hou Weigui, Legal Representative of the
       Company, or any signatory appointed by Mr.
       Hou Weigui, to sign the relevant legal contracts
       and documents as specified



2X42 John Hancock Funds Greater China Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 ACER INC NEW                                                                                Agenda Number:  701938916
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0004E108
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  TW0002353000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.1    To report the business of 2008                            Non-Voting    No vote

I.2    To report the stock exchange and new issuance             Non-Voting    No vote
       of shares due to the acquisition of E-TEN Information
       Systems Co. Ltd

I.3    To report the amendments to "Acer Incorporated            Non-Voting    No vote
       2008 Discounted Employee Stock Option Plan"
       (ESOP)

I.4    Supervisors' review report                                Non-Voting    No vote

II.1   To accept 2008 financial statements and business          Mgmt          For                            For
       report

II.2   To approve the proposal for distribution of               Mgmt          For                            For
       2008 profits [cash dividend: TWD 2.0 per share
       stock dividend:10/1000 shares]

II.3   To approve the capitalization of 2008                     Mgmt          For                            For

II.4   To approve issuance of discounted employee stock          Mgmt          For                            For
       option

II.5   To approve amendments to Acer's "Procedures               Mgmt          For                            For
       Governing Lending of Capital to Others"

II.6   To approve amendments to Acer's "Procedures               Mgmt          For                            For
       Governing Endorsement and Guarantee"

III.   Special motion                                            Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 AIR CHINA LTD                                                                               Agenda Number:  701922432
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y002A6104
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  CNE1000001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2008

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2008

3.     Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company for the year 2008 prepared under
       the Accounting Standards for Enterprises of
       the PRC and International Financial Reporting
       Standards

4.     Approve the profit distribution proposal that             Mgmt          For                            For
       no dividends be distributed for the year 2008
       as recommended by the Board of Directors of
       the Company

5.     Re-appoint Ernst & Young as the Company's International   Mgmt          For                            For
       Auditors and Ernst & Young Hua Ming CPAS Limited
       Company as the Company's Domestic Auditors
       for the YE 31 DEC 2009 and authorize the Board
       of Directors of the Company to determine their
       remunerations

6.     Appoint Mr. Cao Jianxiong as a Non-Executive              Mgmt          For                            For
       Director of the Company

7.     Appoint Mr. Fu Yang as an Independent Non-Executive       Mgmt          For                            For
       Director of the Company and approve to determine
       his remuneration with reference to the emoluments
       of the Independent Non-Executive Directors
       of the second session of the Board [which is
       RMB 60,000]

8.     Approve the procurement of Directors and officers         Mgmt          For                            For
       liability insurance for the Directors, Supervisors
       and Senior Management of the Company and authorize
       the Board to determine any adjustments to the
       limits of liability and premiums and authorize
       the Management of the Company to handle issues
       relating to the liability insurance on a yearly
       basis including but not limited to selection
       of the insurance Company and execution of insurance
       contracts

S.9.A  Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       of the Company [Shares] and to make or grant
       offers, agreements and options which might
       require during and after the end of the relevant
       period; the amount of additional a Shares and
       overseas-listed foreign shares [H Shares] [as
       the case may be] allotted, issued and dealt
       with or agreed conditionally or unconditionally
       to be allotted, issued and dealt with either
       separately or concurrently by the Board of
       Directors of the Company pursuant to the approval
       in this resolution, shall not exceed 20% of
       each of the Company's existing A Shares and
       H Shares [as the case may be] in issue at the
       date of passing this special resolution;[Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the 12 months period following the passing
       of special resolution 9A

S.9.B  Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to increase the registered capital of the Company
       to reflect the issue of shares authorized under
       special resolution 9A, and to make such appropriate
       and necessary amendments to the Articles of
       Association of the Company as they think fit
       to reflect such increases in the registered
       capital of the Company and to take any other
       action and complete any formality required
       to effect such increase of the registered capital
       of the Company

S.10   Amend the Articles of Association of the Company          Mgmt          For                            For
       as set out in Appendix I of the circular dispatched
       by the Company on 24 APR 2009 and authorize
       an Executive Director to adjust, at his or
       her discretion, the said amendments in accordance
       with the opinion of the relevant PRC authorities
       [the proposed amendment to the articles of
       amendments will be submitted to the relevant
       PRC authorities for approval after being approved
       at the AGM]

S.11   Amend the rules and procedure of shareholders'            Mgmt          For                            For
       meeting, the rules and procedure of meetings
       of the Board of Directors and the rules and
       procedure of meetings of the Supervisory Committee
       of the Company, the revised full text of which
       are as specified in Appendix II, III and IV
       respectively of the circular despatched by
       the Company on 24 APR 2009




--------------------------------------------------------------------------------------------------------------------------
 ANHUI CONCH CEM CO LTD                                                                      Agenda Number:  701794059
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01373102
    Meeting Type:  EGM
    Meeting Date:  17-Feb-2009
          Ticker:
            ISIN:  CNE1000001W2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Approve the proposal to change the use of part            Mgmt          Abstain                        Against
       of the proceeds [Proceeds] which were raised
       from the issue [A Share Issue] of 200 million
       domestically listed ordinary shares [i.e. A
       Shares] in the Company in 2008 and to use the
       remaining amount of Proceeds

S.1.1  Approve the investment in the sum of RMB 300              Mgmt          Abstain                        Against
       million in the project of a 4,500 tonnes/d
       cement and clinker production line [Phase I],
       2.2 million tonnes cement mill and 18MW residual
       heat power generation unit of Chongqing Conch
       Cement Co., Ltd. [Chongqing Conch]

S.1.2  Approve the investment in the sum of RMB 300              Mgmt          Abstain                        Against
       million in the project of a 4,500 tonnes/d
       cement and clinker production line [Phase I],
       2.2 million tonnes cement mill and 18MW residual
       heat power generation unit of Dazhou Conch
       Cement Co., Ltd. [Dazhou Conch]

S.1.3  Approve the investment in the sum of RMB 300              Mgmt          Abstain                        Against
       million in the project of a 4,500 tonnes/d
       cement and clinker production line [Phase I],
       2.2 million tonnes cement mill and 18MW residual
       heat power generation unit of Guangyuan Conch
       Cement Co., Ltd. [Guangyuan Conch]

S.1.4  Approve the investment in the sum of RMB 300              Mgmt          Abstain                        Against
       million project of a 4,500 tonnes/d cement
       and clinker production line [Phase I], 2.2
       million tonnes cement mill and 9MW residual
       heat power generation unit of Pingliang Conch
       Cement Co., Ltd. [Pingling Conch]

S.1.5  Approve the repayment of bank loans by applying           Mgmt          Abstain                        Against
       the sum of RMB 1.23 million and all the interest
       accrued so far and to be accrued on the Proceeds




--------------------------------------------------------------------------------------------------------------------------
 ANHUI CONCH CEM CO LTD                                                                      Agenda Number:  701794097
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01373102
    Meeting Type:  CLS
    Meeting Date:  17-Feb-2009
          Ticker:
            ISIN:  CNE1000001W2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL THE
       RESOLUTIONS. THANK YOU.

S.1    Approve the proposal to change the use of part            Mgmt          Abstain                        Against
       of the proceeds [Proceeds] which were raised
       from the issue [A Share Issue] of 200 million
       domestically listed ordinary shares [i.e. A
       Shares] in the Company in 2008 and to use the
       remaining amount of Proceeds

S.1.1  Approve the investment in the sum of RMB 300              Mgmt          Abstain                        Against
       million in the project of a 4,500 tonnes/d
       cement and clinker production line [Phase I],
       2.2 million tonnes cement mill and 18MW residual
       heat power generation unit of Chongqing Conch
       Cement Co., Ltd

S.1.2  Approve the investment in the sum of RMB 300              Mgmt          Abstain                        Against
       million in the project of a 4,500 tonnes/d
       cement and clinker production line [Phase I],
       2.2 million tonnes cement mill and 18MW residual
       heat power generation unit of Dazhou Conch
       Cement Co., Ltd

S.1.3  Approve the investment in the sum of RMB 300              Mgmt          Abstain                        Against
       million in the project of a 4,500 tonnes/d
       cement and clinker production line [Phase I],
       2.2 million tonnes cement mill and 18MW residual
       heat power generation unit of Guangyuan Conch
       Cement Co., Ltd

S.1.4  Approve the investment in the sum of RMB 300              Mgmt          Abstain                        Against
       million project of a 4,500 tonnes/d cement
       and clinker production line [Phase I], 2.2
       million tonnes cement mill and 9MW residual
       heat power generation unit of Pingliang Conch
       Cement Co., Ltd

S.1.5  Approve the repayment of bank loans by applying           Mgmt          Abstain                        Against
       the sum of RMB1.23 million and all the interest
       accrued so far and to be accrued on the Proceeds




--------------------------------------------------------------------------------------------------------------------------
 ANHUI CONCH CEM CO LTD                                                                      Agenda Number:  701903393
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01373102
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  CNE1000001W2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the report of the Board [the Board]               Mgmt          For                            For
       of Directors [the Directors] for the YE 31
       DEC 2008

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       for the YE 31 DEC 2008

3.     Approve the audited financial reports prepared            Mgmt          For                            For
       in accordance with the China Accounting Standards
       for business enterprise [2006] and International
       Financial Reporting Standards respectively
       for the YE 31 DEC 2008

4.     Approve the Company's profit distribution proposal        Mgmt          For                            For
       for year 2008 [for details of the profit distribution
       proposal, please refer to Section (5) "Profit
       Distribution Proposal" under the "Report of
       the Directors" contained in the Company's annual
       report for year 2008]

5.     Re-appoint KPMG Huazhen Certified Public Accountants      Mgmt          For                            For
       and KPMG Certified Public Accountants as the
       PRC and international Auditors of the Company
       respectively, and authorize the Board to determine
       the remuneration of the Auditors

6.     Approve the provision of guarantees by the Company        Mgmt          Against                        Against
       in respect of the bank borrowing of its following
       subsidiaries; as specified

S.7    Approve the amendment to the Articles of Association      Mgmt          For                            For
       of the Company ["Articles of Association"]
       by way of special resolution: a new Article
       is proposed to be added after Article 169 in
       Section 17 of the existing Articles of Association
       as Article 169A of the revised Articles of
       Association; the full text of the new Article
       169A proposed to be added is set out as follows:
       "Article 169A; the Company should implement
       a proactive profit distribution method, continuity
       and stability of the profit distribution policy
       should be maintained; approve the Board should
       propose to the AGM a cash dividend distribution
       proposal in each profit-making FY; if a cash
       dividend distribution proposal is not proposed,
       the reason therefor should be disclosed in
       the periodical report, and the Independent
       Directors should issue an independent opinion
       on this matter, should there be any misappropriation
       of the Company's funds by any shareholder of
       the Company, the Company should deduct the
       cash dividends to which such shareholder is
       entitled from the fund misappropriated by it
       as a repayment of the misappropriated fund"

S.8    Approve that, a) subject to the limitations               Mgmt          Against                        Against
       under (c) and (d) below and in accordance with
       the requirements of the rules governing the
       listing of securities [the listing rules] on
       Stock Exchange, the Company Law of the PRC,
       and other applicable laws and regulations [in
       each case, as amended from time to time], an
       unconditional general mandate be and hereby
       granted to the Board to exercise once or in
       multiple times during the relevant period [as
       defined below] all the powers of the Company
       too allot and issue ordinary shares [new shares]
       on such terms and conditions as the Board may
       determine and that, in the exercise of their
       powers to allot and issue shares, the authority
       of the Board shall include i) the determination
       of the class and number of the shares to be
       allotted; ii) the determination of the issue
       price of the new shares; iii) the determination
       of the opening and closing dates of the issue
       of new shares; iv) the determination of the
       class and number of new shares (if any) to
       be issued to the existing shareholders; v)
       to make or grant offers, agreements and options
       which might require the exercise of such powers;
       and vi) in the case of an offer or issue of
       shares to the shareholders of the Company,
       b) the exercise of the powers granted under
       paragraph (a), the Board may during the relevant
       period make or grant offers, agreements and
       options which might require the shares relating
       to the exercise of the authority there under
       being allotted and issued after the expiry
       of the relevant period; c) the aggregate amount
       of the overseas listed foreign shares to be
       allotted or conditionally or unconditionally
       agreed to be allotted the Board pursuant to
       the authority granted under paragraph (a) above
       (excluding any shares which may be allotted
       upon the conversion of the capital reserve
       into capital in accordance with the Company
       Law of the PRC or the Articles of Association
       of the Company) shall not exceed 20% of the
       aggregate number of the overseas listed foreign
       shares of the Company in issue as at the date
       of passing of this resolution; d) authorize
       the Board to grant under paragraph (a) above
       shall (i) comply with the Company Law of the
       PRC, other applicable laws and regulations
       of the PRC, and the Listing Rules (in each
       case, as amended from time to time) and ii)
       be subject to the approvals of China Securities
       Regulatory Commission (CSRC) and relevant authorities
       of the PRC; e) for the purposes of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company; or 12 months]
       f) authorize the Board and the exercise of
       the power granted under paragraph (a) above
       in accordance with the Company Law and other
       applicable laws and regulations of the PRC,
       increase the Company's registered capital to
       such amount as shall equal the aggregate nominal
       amounts of the relevant number of shares allotted
       and issued upon the exercise of the powers
       granted under paragraph (a) of this resolution,
       provided that the registered capital of the
       Company shall not exceed 120% of the amount
       of registered capital of the Company as at
       the date of passing of this resolution; g)
       subject to the Listing Committee of the Stock
       Exchange granting listing of, and permission
       to deal in, the H Shares in the Company's share
       capital proposed to be issued by the Company
       and to the approval of CSRC for the issue of
       shares, authorize the Board to amend, as it
       may deem appropriate and necessary, Articles
       23, 24 and 27 of the Articles of Association
       of the Company to reflect the change in the
       share capital structure of the Company in the
       event of an exercise of the powers granted
       under paragraph (a) to allot and issue new
       shares

S.9.1  Approve to issuing amount: the Company will               Mgmt          For                            For
       issue Corporate Bonds ["Corporate Bonds"] with
       face value in the aggregate principal amount
       of not exceeding RMB 9.5 billion in the PRC

S.9.2  Authorize the Board to determine the details              Mgmt          For                            For
       of the maturity of the Corporate Bonds: the
       Corporate Bonds may be issued in a single type
       with only one maturity date or in mixed types
       with different maturity dates of 5 years, 7
       years and 0 years and the size of issue in
       accordance with the relevant regulations and
       market conditions

s.9.3  Approve the interest rate of the Corporate Bonds          Mgmt          For                            For
       will be determined by the Company and its principal
       underwriter [sponsor] upon enquiries of interest
       rates in the market and within the interest
       range as permitted by the State Council of
       the PRC

s.9.4  Approve to issue price of the Corporate Bonds:            Mgmt          For                            For
       to be issued at the face value with denomination
       of RMB 100

s.9.5  Approve to proceeds to be raised from the issue           Mgmt          For                            For
       of the Corporate Bonds will be applied in repayment
       of bank loans for improving the Company's financial
       structure and to replenish the Company's current
       capital

s.9.6  Authorize the Board to determine the detailed             Mgmt          For                            For
       arrangement of placing to the existing holders
       of the Company's A shares and [including whether
       or not there will be placing arrangement and
       ratio of the placing, etc.] according to the
       market situation and detailed terms of the
       issue

s.9.7  Approve the validity period of the resolutions            Mgmt          For                            For
       regarding the issue of the Corporate Bonds
       shall be 24 months from the date on which the
       resolutions are passed at the AGM

s.9.8  Authorize the Board 2 Executive Directors of              Mgmt          For                            For
       the Company to handle the relevant matters
       in relation to the issue of the Corporate Bonds
       according to the specific needs of the Company
       and other market conditions: a) so far as permitted
       by laws and regulations and based on the Company's
       situation and the market conditions, to formulate
       the detailed plan for the issue of Corporate
       Bonds and to amend and modify the terms of
       issue of the Corporate Bonds, including but
       not limited to all matters in relation to the
       terms of issue such as the issuing amount,
       maturity of Corporate Bonds, interest rate
       of Corporate Bonds or its determination, the
       timing of issue, whether or not the issue will
       be carried out by multi-tranches and the number
       of tranches, whether or not to devise terms
       for repurchase and redemption, matters regarding
       guarantees, periods and mode for repayment
       of principal and payment of interests, detailed
       arrangements of placing, and the place of listing
       of the Corporate Bonds, etc; b) appoint intermediaries
       to handle the reporting matters of the issue
       of the Corporate Bonds; c) to select trust
       manager of the Corporate Bonds, to sign the
       agreement for trust management of the Corporate
       Bonds and to formulate the regulations of bondholders'
       meeting; d) to sign the contracts, agreements
       and documents in relation to the issue of the
       Corporate Bonds, and to disclose information
       in an appropriate manner; e) authorize the
       Board to make corresponding amendment to the
       relevant matters regarding the proposal of
       the issue of the Corporate Bonds based on the
       feedback of the PRC regulatory authorities
       in event of any changes in the PRC regulatory
       authorities' policy on issues of Corporate
       Bonds or market conditions, other than the
       matters which shall be subject to approval
       by the shareholders in general meeting pursuant
       to the requirements of law, regulations and
       the Articles of Association; f) upon the completion
       of the issue, to handle the matters in relation
       to listing of the Corporate Bonds; g) adopt
       such measures for securing the repayment of
       the Corporate Bonds, including not to distribute
       profits to shareholders according to the requirements
       of the relevant laws and regulations, if, during
       the term of the Corporate Bonds, it is expected
       that the Company may not be able to repay principal
       and interests of the Corporate Bonds or the
       Company fails to repay principal and interests
       of the Corporate Bonds when they become due;
       h) to handle other matters in relation to the
       issue of Corporate Bonds; i) this authority
       shall be valid from the date of its approval
       at the AGM to the date on which the above authorized
       matters shall be completed

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ASIA CEMENT CORP                                                                            Agenda Number:  701955479
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0275F107
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2009
          Ticker:
            ISIN:  TW0001102002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 548275 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 financial statements                             Non-Voting    No vote

A.3    The 2008 audited reports                                  Non-Voting    No vote

A.4    The status of convertible bonds                           Non-Voting    No vote

B.1    Approve the 2008 financial statements                     Mgmt          For                            For

B.2    Approve the 2008 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 1.8 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock dividend: 30 for 1,000
       shares held

B.4    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.5    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.6    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 BANK CHINA LTD                                                                              Agenda Number:  701934499
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0698A107
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  CNE1000001Z5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2008 working report of the Board              Mgmt          For                            For
       of Directors of the Bank

2.     Approve the 2008 working report of the Board              Mgmt          For                            For
       of Supervisors of the Bank

3.     Approve the 2008 profit distribution plan of              Mgmt          For                            For
       the Bank

4.     Approve the 2008 annual financial statements              Mgmt          For                            For
       of the Bank

5.     Approve the 2009 annual budget of the Bank                Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       Certified Public Accountants Limited Company
       and PricewaterhouseCoopers Hong Kong as the
       Bank's External Auditors for 2009

7.1    Approve the 2008 performance appraisal and Bonus          Mgmt          For                            For
       Plan for Mr. Xiao Gang, the Chairman of the
       Board of Directors

7.2    Approve the 2008 performance appraisal and Bonus          Mgmt          For                            For
       Plan for Mr. Li Lihui, the Vice Chairman of
       the Board of Directors and the President of
       the Bank

7.3    Approve the 2008 performance appraisal and Bonus          Mgmt          For                            For
       Plan for Mr. Li Zaohang, the Executive Director
       and the Executive Vice President of the Bank

7.4    Approve the 2008 performance appraisal and Bonus          Mgmt          For                            For
       Plan for Mr. Zhou Zaiqun, the Executive Director
       and the Executive Vice President of the Bank

7.5    Approve the 2008 performance appraisal and Bonus          Mgmt          For                            For
       Plan for Mr. Liu Ziqiang, the Chairman of the
       Board of Supervisors

7.6    Approve the 2008 performance appraisal and Bonus          Mgmt          For                            For
       Plan for Mr. Wang Xueqiang, the Supervisor
       of the Bank

7.7    Approve the 2008 performance appraisal and Bonus          Mgmt          For                            For
       Plan for Mr. Liu Wanming, the Supervisor of
       the Bank

8.1    Re-elect Mr. Seah Lim Huat Peter as a Non-Executive       Mgmt          For                            For
       Director of the Bank

8.2    Re-elect Mr. Alberto Togni as a Independent               Mgmt          For                            For
       Non-Executive Director of the Bank

9.     Approve the proposal for Supplemental Delegation          Mgmt          For                            For
       of authorities by the Shareholders meeting
       to the Board of Directors of the Bank

S.10   Amend the Article 238 of the Articles of Association      Mgmt          For                            For
       as specified

S.11   Approve the issue of RMB-denominated bonds by             Mgmt          Against                        Against
       the Bank in Hong Kong for an aggregate amount
       not exceeding RMB 10 billion by the end of
       2010; the issue of RMB-denominated bonds by
       the Bank in accordance with the following principles:
       (a) Issue size, taking into account the amount
       of RMB-denominated deposit in Hong Kong and
       the conditions of the bond market, the Bank
       plans to issue RMB-denominated bonds in Hong
       Kong for an amount not exceeding RMB 10 billion
       by the end of 2010; (b) Term, In accordance
       with the Hong Kong residents investment preference
       and the utilization of the Bank's funds, the
       term of the bond will not exceed 3 years; Interest
       rate, the nominal rate of the RMB-denominated
       bond will be determined by reference to the
       level of RMB deposit rate and the level of
       bond yield in the relevant market, and will
       be finalized by reference to the term of the
       bonds and the prevailing market conditions,
       authorize the Board to finalize the terms of
       such RMB-denominated bond issues including
       the timing of the issue, the issue size, the
       term and the interest rate, as well as other
       relevant matters and signing all related documents




--------------------------------------------------------------------------------------------------------------------------
 BANK OF CHINA                                                                               Agenda Number:  701842026
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0698A107
    Meeting Type:  EGM
    Meeting Date:  23-Mar-2009
          Ticker:
            ISIN:  CNE1000001Z5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 541033 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

S.1    Approve the Bank to issue subordinated bonds              Mgmt          For                            For
       on the following principal terms and conditions:
       1) Aggregate principal amount: not more than
       RMB 120 billion; 2) Terms of the bonds: not
       less than 5 years; 3) Interest rates of the
       bonds: to be determined by reference to market
       interest rates; 4) Method to repay principal
       and pay interest: to be determined taking into
       consideration the specific circumstances at
       the time of the issue; 5) Use of proceeds raised:
       to supplement the supplemental capital of the
       Bank; 6) Period of validity of the resolution:
       from the date of approval by shareholders at
       the EGM to 31 DEC 2012

2.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Authorize the Board to deal with all related
       matters in connection with issue of the subordinated
       bonds, including but not limited to determining
       the specific terms of each issue of the subordinated
       bonds [such as the dated of the issue, principal
       amount to be issued, term of the bonds, interest
       rates of the bonds, and method of repayment
       of the principal and payment of interest etc]
       and authority has the same validity period
       as the Resolution

3.     Authorize the Board to delegate its power in              Mgmt          Against                        Against
       connection with the above matters to the management
       for the management to execute matters in connection
       with the issue of the subordinated bonds in
       accordance with the specific circumstances




--------------------------------------------------------------------------------------------------------------------------
 BANK OF EAST ASIA LTD, HONG KONG                                                            Agenda Number:  701877500
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y06942109
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  HK0023000190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 543142 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited accounts and the            Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's reports for the YE 31 DEC 2008

2.     Declare a final dividend of HKD 0.02 per share            Mgmt          For                            For
       [with scrip option] for the YE 31 DEC 2008

3.a    Re-elect Mr. Wong Chung-hin as a Director                 Mgmt          For                            For

3.b    Re-elect Dr. Lee Shau-kee as a Director                   Mgmt          Against                        Against

3.c    Re-elect Dr. William Mong Man-wai as a Director           Mgmt          For                            For

3.d    Re-elect Mr. Kenneth Lo Chin-ming as a Director           Mgmt          For                            For

3.e    Re-elect Mr. Eric Li Fook-chuen as a Director             Mgmt          For                            For

3.f    Re-elect Mr. Valiant Cheung Kin-piu as a Director         Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the bank               Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors, conditional upon the             Mgmt          For                            For
       Listing Committee of the Stock Exchange of
       Hong Kong limited granting the listing of and
       permission to deal in the bonus shares [as
       defined in this paragraph below] an amount
       standing to the credit of the share premium
       account of the bank equal to one-tenth of the
       aggregate nominal amount of the share capital
       of the bank in issue at the close of business
       on 23 MAR 2009 be capitalized and directed
       to apply such sum in paying up in full at par
       such number of bonus shares to be allotted
       and distributed credited as fully paid to the
       Members of the bank whose names appear on the
       register of Members of the bank as at the close
       of business on 23 MAR 2009 in the proportion
       of one new ordinary share of HKD 2.50 each
       for every ten ordinary shares of HKD 2.50 each
       then held by such members [bonus shares] and
       that such bonus shares shall rank for all purposes
       pari passu with the existing issued ordinary
       shares of the bank save that they shall not
       rank for the final dividend declared in respect
       of the FY to 31 DEC 2008 and that no fractional
       bonus shares shall be allotted and fractional
       entitlements will be aggregated and sold at
       such time of times as the Directors shall think
       fit for the benefit of the bank and to do all
       acts and things as may be necessary to give
       effect to the issue of the bonus shares

S.6    Amend the Articles 6, 47, 56, 57, 58, 59, 60,             Mgmt          For                            For
       63, 65, 71, 72, 72A, as specified

7.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company otherwise than pursuant to:
       i) a rights issue; or ii) the exercise of any
       share option scheme or similar arrangement;
       or iii) any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       to be held by law to be held]

8.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       ordinary shares of HKD 2.50 each in the capital
       of the bank in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited or of any other stock
       exchange as amended from time to time provided
       however that the aggregate nominal amount of
       the shares to be repurchased pursuant to the
       approval in this resolution shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the bank as at the
       date of this resolution; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the bank or the expiration of the period
       within which the next AGM of the bank is required
       by law to be held]

9.     Approve to extend, conditional on the passing             Mgmt          Against                        Against
       of Resolutions in item 7 and item 8 of the
       notice of this meeting the general mandate
       granted to the Directors to allot shares pursuant
       to the Resolution as specified in item 7 of
       the notice of this meeting by the addition
       to the aggregate nominal amount of the share
       capital which may be allotted or agreed or
       agreed to be allotted by the Directors pursuant
       to such general mandate an amount representing
       the aggregate nominal amount the share capital
       of the Bank repurchased by the bank under the
       authority granted pursuant to Resolution as
       specified in item 8 of the notice of this meeting

10.    Appoint Mr. Kwok Siu Man as an Independent Non-executive  Mgmt          Against                        Against
       Director of the Bank, such appointment to be
       conditional upon the Bank receiving written
       consent from the Hong Kong Monetary Authority
       for Mr. Kwok Siu Man to act as a Director of
       the Bank




--------------------------------------------------------------------------------------------------------------------------
 BOC HONG KONG HLDGS LTD                                                                     Agenda Number:  701902151
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0920U103
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK2388011192
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited statement of              Mgmt          For                            For
       accounts and the reports of the Directors and
       the Auditors of the Company for the YE 31 DEC
       2008

2.A    Re-elect Mr. XIAO Gang as a Director of the               Mgmt          For                            For
       Company

2.B    Re-elect Mr. LI Zaohang as a Director of the              Mgmt          For                            For
       Company

2.C    Re-elect Mr. ZHOU Zaiqun as a Director of the             Mgmt          For                            For
       Company

2.D    Re-elect Mr. KOH Beng Seng as a Director of               Mgmt          For                            For
       the Company

2.E    Re-elect Mr. TUNG Savio Wai-Hok as a Director             Mgmt          For                            For
       of the Company

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       or a duly authorized Committee of the Board
       to determine their remuneration

4.     Authorize the Board of Directors to allot, issue          Mgmt          Against                        Against
       and deal with additional shares of the Company,
       not exceeding 20% or, in the case of issue
       of shares solely for cash and unrelated to
       any asset acquisition, not exceeding 5% of
       the of the issued share capital of the Company
       as at the date of passing this Resolution

5.     Authorize the Board of Directors to repurchase            Mgmt          For                            For
       shares in the Company, not exceeding 10% of
       the issued share capital of the Company as
       at the date of passing this Resolution

6.     Approve, conditional on the passing of Resolutions        Mgmt          Against                        Against
       4 and 5, to extend the general mandate granted
       by Resolution 4 by adding thereto the shares
       repurchased pursuant to the general mandate
       granted by Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG HLDGS LTD                                                                       Agenda Number:  701902175
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Kam Hing Lam as a Director                      Mgmt          For                            For

3.2    Elect Ms. Woo Chia Ching, Grace as a Director             Mgmt          For                            For

3.3    Elect Mr. Fok Kin-ning, Canning as a Director             Mgmt          For                            For

3.4    Elect Mr. Frank John Sixt as a Director                   Mgmt          For                            For

3.5    Elect Mr. George Colin Magnus as a Director               Mgmt          For                            For

3.6    Elect Mr. Kwok Tun-li, Stanley as a Director              Mgmt          For                            For

3.7    Elect Ms. Hung Siu-lin, Katherine as a Director           Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors during the relevant               Mgmt          For                            For
       period to repurchase shares of HKD 0.50 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this Resolution,
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

5.3    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors to issue and dispose of additional
       shares pursuant to Resolution 5.1 by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 5.2,
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution

       PLEASE NOTE THAT EUROCLEAR DOES NOT OFFER ANY             Non-Voting    No vote
       VOTING SERVICES ON THIS ISSUE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG INFRASTRUCTURE HLDGS LTD                                                        Agenda Number:  701886559
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2098R102
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  BMG2098R1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL THE RESOLUTIONS
       . THANK YOU.

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31st DEC 2008

2.     Declare the final dividend                                Mgmt          For                            For

3.1    Elect Mr. Li Tzar Kuoi, Victor as a Director              Mgmt          For                            For

3.2    Elect Mr. Fok Kin Ning, Canning as a Director             Mgmt          For                            For

3.3    Elect Mr. Tso Kai Sum as a Director                       Mgmt          Against                        Against

3.4    Elect Mr. Cheong Ying Chew, Henry as a Director           Mgmt          For                            For

3.5    Elect Mr. Barrie Cook as a Director                       Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of the resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors to repurchase shares              Mgmt          For                            For
       of HKD 1.00 in the capital of the Company during
       the relevant period, subject to and in accordance
       with all applicable laws and requirements of
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law to be held]

5.3    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares pursuant to Resolution
       5[1] by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Ordinary
       Resolution 5[2], provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of the said resolution

6.1    Authorize the Directors of the Company, acting            Mgmt          For                            For
       together, individually or by committee to approve
       the acquisition of the bonds, notes, commercial
       paper or other similar debt instruments issued
       by Connected Issuers [as specified] pursuant
       to the master agreement dated 03 APR 2009 and
       made between the Company and Hutchison Whampoa
       Limited setting out the basis upon which the
       Company or its subsidiaries may acquire the
       Connected Debt Securities issued by the connected
       issuers, copy of which have been produced to
       this meeting marked "A" and signed by the Chairman
       of this meeting for identification purpose
       subject to the limitations set as specified

6.2    Authorize the Directors to acquire Connected              Mgmt          For                            For
       Debt Securities generally and unconditionally
       approve i]the aggregate gross purchase price
       of Connected Debt Securities of a particular
       issue to be acquired, after deducting any net
       sale proceeds of Connected Debt Securities
       sold, by the Company and its subsidiaries [the
       "Group"] ["Net Connected Debt Securities Position"]
       during the Relevant Period pursuant to the
       approval in paragraph [a] above shall not exceed
       20% of the aggregate value of the subject issue
       and all outstanding Connected Debt Securities
       of the same issuer with the same maturity or
       shorter maturities; ii] the Net Connected Debt
       Securities Position of the Group at any time
       during the relevant period shall not exceed:
       [a] HKD 2.2 billion or [b] 20% of the aggregate
       "net liquid assets" of the Group which is accounted
       for and consolidated in the accounts of the
       Company as at 31 DEC 2008 or if different,
       20% of the Company's "unaudited consolidated
       net liquid assets" as at the last day of the
       immediately preceding calendar quarter [the
       "Reference Date"], whichever is the lower;
       for this purpose, "net liquid assets" shall
       mean the aggregate value of cash, deposits
       and marketable securities [including for the
       avoidance of doubt any Connected Debt Securities
       held at the time] and the Company's "unaudited
       consolidated net liquid assets" as at the reference
       date shall mean the aggregate value of the
       cash, deposits and marketable securities [including
       for the avoidance of doubt any Connected Debt
       Securities held at the time all valued at their
       respective fair market values as at such date]
       held by the Group which is accounted for and
       consolidated in the accounts of the Company
       as at the reference date less the aggregate
       value of any such assets which are subject
       to pledges or other encumbrances as at the
       reference date; [iii] the Connected Debt Securities
       shall be [a] listed for trading on a recognised
       exchange, [b] offered to qualified institutional
       buyers in reliance on Rule 144A under the U.S.
       Securities Act of 1933, as amended, [c] offered
       to persons outside the United States in reliance
       on Regulation S under the U.S. Securities Act
       of 1933, or [d] offered pursuant to an issue
       where the aggregate value of such issue and
       all other outstanding Connected Debt Securities
       of the same issuer is no less than USD 500
       million or its equivalent in other currencies
       permitted under [vi] below, and in all cases
       the Connected Debt Securities shall be acquired
       by the Group only on normal commercial terms
       arrived at after arm's length negotiations;
       iv] the Connected Debt Securities shall be
       of at least investment grade or its equivalent;
       v] the Connected Debt Securities shall not
       include zero coupon instruments or instruments
       with any imbedded option, right to convert
       into or exchange for any form of equity interest
       or derivative; vi] the Connected Debt Securities
       shall be issued in any of the following currencies,
       Hong Kong Dollars, the United States Dollars,
       Canadian Dollars or such other currency as
       the Directors who have no material interest
       in the proposed acquisition of Connected Debt
       Securities consider in their reasonable opinion
       as posing a risk acceptable to the Group having
       regard to the Groups assets and businesses
       from time to time vii] the Connected Debt Securities
       shall have maturity not in excess of 15 years;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company ]




--------------------------------------------------------------------------------------------------------------------------
 CHINA CITIC BANK CORPORATION LTD, BEIJING                                                   Agenda Number:  701958386
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1434M116
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  CNE1000001Q4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2008

2.     Approve the report of the Board of Supervisors            Mgmt          For                            For
       of the Company for the year 2008

3.     Approve the annual report of the Company for              Mgmt          For                            For
       the year 2008

4.     Approve the financial report of the Company               Mgmt          For                            For
       for the year 2008

5.     Approve the Profit Distribution Plan of the               Mgmt          For                            For
       Company for the year 2008

6.     Approve the Financial Budget Plan of the Company          Mgmt          For                            For
       for the year 2009

7.     Approve the resolution on engagement of accounting        Mgmt          For                            For
       firms and their service fees for the year 2009

8.1    Re-elect Mr. Kong Dan as a Director of the bank           Mgmt          For                            For

8.2    Re-elect Mr. Chang Zhenming as a Director of              Mgmt          For                            For
       the bank

8.3    Re-elect Dr. Chen Xiaoxian as a Director of               Mgmt          For                            For
       the bank

8.4    Re-elect Mr. Dou Jianzhong as a Director of               Mgmt          For                            For
       the bank

8.5    Re-elect Mr. Ju Weimin as a Director of the               Mgmt          For                            For
       bank

8.6    Re-elect Mr. Zhang Jijing as a Director of the            Mgmt          For                            For
       bank

8.7    Re-elect Mr. Wu Beiying as a Director of the              Mgmt          For                            For
       bank

8.8    Re-elect Ms. Chan Hui Dor Lam Doreen as a Director        Mgmt          For                            For
       of the bank

8.9    Re-elect Mr. Guo Ketong as a Director of the              Mgmt          Against                        Against
       bank

8.10   Re-elect Mr. Jose Ignacio Goirigolzarri as a              Mgmt          For                            For
       Director of the bank

8.11   Elect Mr. Jose Andres Barreiro Hernandez as               Mgmt          For                            For
       a Director of the bank

8.12   Re-elect Dr. Bai Chong-En as a Director of the            Mgmt          For                            For
       bank

8.13   Re-elect Dr. Ai Hongde as a Director of the               Mgmt          For                            For
       bank

8.14   Re-elect Dr. Xie Rong as a Director of the bank           Mgmt          For                            For

8.15   Re-elect Mr. Wang Xiangfei as a Director of               Mgmt          For                            For
       the bank

8.16   Re-elect Mr. Li Zheping as a Director of the              Mgmt          For                            For
       bank

9.1    Re-elect Mr. Wang Chuan as a Supervisor of the            Mgmt          For                            For
       bank

9.2    Re-elect Mr. Wang Shuanlin as a Supervisor of             Mgmt          For                            For
       the bank

9.3    Re-elect Ms. Zhuang Yumin as a Supervisor of              Mgmt          For                            For
       the bank

9.4    Re-elect Ms. Luo Xiaoyuan as a Supervisor of              Mgmt          For                            For
       the bank

9.5    Re-elect Mr. Zheng Xuexue as a Supervisor of              Mgmt          For                            For
       the bank

10.    Approve the proposed acquisition of a 70.32%              Mgmt          For                            For
       interest in CITIC International Financial Holdings
       Limited by the Bank from Gloryshare Investments
       Limited

S.1    Approve the amendments to the Articles of Association     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEIJING                                      Agenda Number:  701931164
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14369105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  CNE1000002F5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2008

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2008

3.     Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company for the YE 31 DEC 2008

4.     Approve the profit distribution and dividend              Mgmt          For                            For
       distribution plan for the year 2008 as recommended
       by the Board of Directors of the Company

5.     Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          For                            For
       International Auditors and PricewaterhouseCoopers
       Zhong Tian CPAs Limited Company as the Company's
       Domestic Auditors for a term ending at the
       next AGM of the Company and authorize the Board
       of Directors of the Company to determine their
       respective remuneration

6.     Approve the despatching or providing corporate            Mgmt          For                            For
       communications to the shareholders of H shares
       of the Company via its website

S.7    Approve the amendments to the Articles of Association     Mgmt          For                            For

S.8    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot, issue and deal with additional H
       shares and domestic shares of the Company,
       either separately or concurrently and to make
       or grant offers, agreements and options in
       respect thereof, subject to the following conditions:
       such mandate shall not extend beyond the relevant
       period save that the Board of Directors may
       during the relevant period make or grant offers,
       agreements or options which might require the
       exercise of such powers after the end of the
       relevant period; the number of the domestic
       shares and H shares issued and allotted or
       agreed conditionally or unconditionally to
       be issued and allotted [whether pursuant to
       an option or otherwise] by the Board of Directors
       otherwise than pursuant to (x) a rights issue,
       or (y) any option scheme or similar arrangement
       adopted by the Company from time to time for
       the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, shall not exceed 20% of each of the
       existing domestic shares and H shares of the
       Company in issue as at the date of this resolution;
       and will only exercise its power under such
       mandate in accordance with the Company Law
       of the PRC and the rules governing the listing
       of securities on the Stock Exchange of Hong
       Kong Limited [as amended from time to time]
       and only if all necessary approvals from relevant
       PRC government authorities are obtained; to
       make such amendments to the Articles of Association
       of the Company as it thinks fit so as to increase
       the registered share capital and reflect the
       new capital structure of the Company upon the
       allotment and issuance of and dealing with
       shares as contemplated in above; contingent
       on the Board of Directors resolving to issue
       shares pursuant of this resolution, the Board
       of Directors to approve, execute and do or
       procure to be executed and done, all such documents,
       deeds and things as it may consider necessary
       in connection with the issue of such shares
       including, without limitation, determining
       the size of the issue, the issue price, the
       use of proceeds from the issue, the target
       of the issue and the place and time of the
       issue, making all necessary applications to
       the relevant authorities, entering into an
       underwriting agreement or any other agreements
       and making all necessary filings and registrations
       with the relevant PRC, Hong Kong and other
       authorities; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       following the passing of this resolution or
       the expiration of the 12-month period following
       the passing of this resolution]




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEIJING                                      Agenda Number:  701921632
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1436A102
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2009
          Ticker:
            ISIN:  CNE1000002G3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Approve the consolidated financial statements             Mgmt          For                            For
       of the Company, the report of the Directors,
       the report of the Supervisory Committee and
       the report of the International Auditors for
       the YE 31 DEC 2008, and authorize the Board
       of Directors of the Company [the Board] to
       prepare the budget of the Company for the year
       2009

2.     Approve the profit distribution proposal and              Mgmt          For                            For
       the declaration and the payment of a final
       dividend for the YE 31 DEC 2008

3.     Re-appoint KPMG and KPMG Huazhen as the International     Mgmt          For                            For
       Auditors and the Domestic Auditors of the Company,
       respectively for the YE 31 DEC 2009 and authorize
       the Board to fix the remuneration of the Auditors

       Other business                                            Non-Voting    No vote

S.4    Authorize the Board, during the relevant period,          Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       of the Company and to make or grant offers,
       agreements and options which might require
       the exercise of such powers and the amount
       of additional domestic Shares or overseas-listed
       foreign invested shares [H Shares] [as the
       case may be] allotted, issued and dealt with
       or agreed conditionally or unconditionally
       to be allotted, issued and dealt with either
       separately or concurrently by the Board pursuant
       to the approval in this resolution, otherwise
       than pursuant to: i) a rights issue [as specified];
       or ii) any scrip dividend or similar arrangement
       providing for the allotment of Shares in lieu
       of the whole or part of a dividend on Shares
       in accordance with the Articles of Association
       of the Company shall not exceed 20% of each
       of the Company's existing domestic Shares and
       H Shares [as the case may be] in issue at the
       date of passing this resolution; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the 12 months period]

S.5    Authorize the Board to increase the registered            Mgmt          Against                        Against
       capital of the Company to reflect the issue
       of shares in the Company authorized under Resolution
       S.4, and to make such appropriate and necessary
       amendments to the Articles of Association of
       the Company as they think fit to reflect such
       increases in the registered capital of the
       Company and to take any other action and complete
       any formality required to effect such increase
       of the registered capital of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTR BK CORP                                                                        Agenda Number:  701924385
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1397N101
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2009
          Ticker:
            ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2008 report of the Board of Directors         Mgmt          For                            For
       of the Bank

2.     Approve the 2008 report of the Board of Supervisors       Mgmt          For                            For
       of the Bank

3.     Approve the Bank's 2008 final financial accounts          Mgmt          For                            For

4.     Approve the 2009 fixed assets investment budget           Mgmt          For                            For
       of the Bank

5.     Approve the Bank's Profit Distribution Plan               Mgmt          For                            For
       for the second half of 2008

6.     Approve the 2008 final Emoluments Distribution            Mgmt          For                            For
       Plan for the Directors and the Supervisors

7.     Appoint the Auditors of the Bank for 2009                 Mgmt          For                            For

8.     Appoint Mr. Chen Zuofu as an Executive Director           Mgmt          For                            For
       of the Bank




--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTRUCTION BANK CORPORATION                                                         Agenda Number:  701810120
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1397N101
    Meeting Type:  EGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to issue certain subordinated bonds               Mgmt          Against                        Against
       on the specified terms and conditions, subject
       to approvals by the EGM, China Banking Regulatory
       Commission and the People's Bank of China;
       and authorize the Board of Directors, or sub-authorize
       the Senior Management, to deal with specific
       matters in relation to the issuance of the
       subordinated bonds

2.     Approve to supply corporate communications to             Mgmt          For                            For
       the holders of H-shares by means of the Bank's
       own website

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA LIFE INS CO LTD                                                                       Agenda Number:  701893807
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1477R204
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  CNE1000002L3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the report of the Board               Mgmt          For                            For
       of Directors of the Company for the year 2008

2.     Receive and approve the report of the Supervisory         Mgmt          For                            For
       Committee of the Company for the year 2008

3.     Receive and approve the audited financial statements      Mgmt          For                            For
       of the Company and the Auditor's report for
       the YE 31 DEC 2008

4.     Approve the profit distribution and cash dividend         Mgmt          For                            For
       distribution plan of the Company for the year
       2008

5.     Approve the remuneration of Directors and Supervisors     Mgmt          For                            For
       of the Company

6.     Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       Certified Public Accountants Company Limited,
       Certified Public Accountants, and PricewaterhouseCoopers,
       Certified Public Accountants, respectively,
       as the PRC Auditor and International Auditor
       of the Company for the year 2009 and authorize
       the Board of Directors to determine their remuneration

7.1    Elect Mr. Yang Chao as an Executive Director              Mgmt          For                            For
       of the third session of Board

7.2    Elect Mr. Wan Feng as an Executive Director               Mgmt          For                            For
       of the third session of Board

7.3    Elect Mr. Lin Dairen as an Executive Director             Mgmt          For                            For
       of the third session of Board

7.4    Elect Ms. Liu Yingqi as an Executive Director             Mgmt          For                            For
       of the third session of Board

7.5    Elect Mr. Miao Jianmin as an Non-executive Director       Mgmt          For                            For
       of the third session of Board

7.6    Elect Mr. Shi Guoqing as an Non-executive Director        Mgmt          For                            For
       of the third session of Board

7.7    Elect Ms. Zhuang Zuojin as an Non-executive               Mgmt          For                            For
       Director of the third session of Board

7.8    Elect Mr. Sun Shuyi as an Independent Non-executive       Mgmt          For                            For
       Director of the third session of Board

7.9    Elect Mr. Ma Yongwei as an Independent Non-executive      Mgmt          For                            For
       Director of the third session of Board

7.10   Elect Mr. Sun Changji as an Independent Non-executive     Mgmt          For                            For
       Director of the third session of Board

7.11   Elect Mr. Bruce Douglas Moore as an Independent           Mgmt          For                            For
       Non-executive Director of the third session
       of Board

8.1    Elect Ms. Xia Zhihua as the non-employee representative   Mgmt          For                            For
       Supervisor of the third session of Supervisory
       Committee

8.2    Elect Mr. Shi Xiangming as the non-employee               Mgmt          For                            For
       representative Supervisor of the third session
       of Supervisory Committee

8.3    Elect Mr. Tian Hui as the non-employee representative     Mgmt          For                            For
       Supervisor of the third session of Supervisory
       Committee

9.     Approve the resolution on the renewal of liability        Mgmt          Against                        Against
       insurance for the Directors and senior Management
       Officers

10.    Receive to review the duty report of the Independent      Non-Voting    No vote
       Directors for the year 2008

11.    Receive the report on the status of connected             Non-Voting    No vote
       transactions and execution of connected transaction
       management system of the Company for the year
       2008

S.12   Amend the Articles 07, 23, 24, 42, 60, 68, 69,            Mgmt          For                            For
       71, 81, 86, 91, 92, 100, 125, 141, 145, 146,
       149, 156, 203, 212, 211, 226, 229, 233, 237,
       238, 240, 241, 242, 243, 249, 250 of the Articles
       of Association as specified; and authorize
       the Chairman of the Board of Directors and
       its attorney to make further amendments which
       in its opinion may be necessary, desirable
       and expedient in accordance with the applicable
       laws and regulations, and as may be required
       by China Insurance Regulatory Commission ["CIRC"]
       and other relevant authorities

S.13   Amend the procedural rules for the shareholders'          Mgmt          For                            For
       general meetings of the Company as specified
       and authorize the Chairman of the Board of
       Directors and its attorney to make further
       amendments which in his opinion may be necessary
       and desirable in accordance with the requirements
       of relevant regulatory authorities and the
       stock exchange at the place where the Company
       is listed from time to time during the process
       of the Company's application for approval;
       the amended procedural rules for the shareholders'
       general meetings as appendix to the Articles
       of Association shall come into effect following
       the relevant approvals from CIRC are obtained

S.14   Amend the procedural rules for the Board of               Mgmt          For                            For
       Directors Meetings of the Company as specified
       and authorize the Chairman of the Board of
       Directors and its attorney to make further
       amendments which in his opinion may be necessary
       and desirable in accordance with the requirements
       of relevant regulatory authorities and the
       stock exchange at the place where the Company
       is listed from time to time during the process
       of the Company's application for approval;
       the amended procedural rules for the Board
       of Directors Meetings as appendix to the Articles
       of Association shall come into effect following
       the relevant approvals from CIRC are obtained

S.15   Amend the procedural rules for the Supervisory            Mgmt          For                            For
       Committee Meetings of the Company as specified
       and authorize the chairperson of the Supervisory
       Committee and its attorney to make further
       amendments which in his opinion may be necessary
       and desirable in accordance with the requirements
       of relevant regulatory authorities and the
       stock exchange at the place where the Company
       is listed during the process of the Company's
       application to the relevant authority for approval;
       the amended procedural rules for the Supervisory
       Committee Meetings as appendix to the Articles
       of Association shall come into effect following
       the relevant approvals from CIRC are obtained

S.16   Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to determine if the Company shall allot, issue
       and deal with domestic shares and overseas
       listed foreign shares ["H Shares"] independently
       or concurrently, according to the market conditions
       and the needs of the Company, provided that
       the respective number of shares shall not exceed
       20% of the domestic shares or H Shares of the
       Company in issue on the date of the passing
       of this special resolution; however, notwithstanding
       the granting of the general mandate to the
       Board of Directors, any issue of new domestic
       shares would require another shareholders'
       approval at a shareholders' meeting in accordance
       with the relevant PRC laws and regulations;
       [authority expires until the earlier of the
       conclusion of the next AGM of the Company;
       the expiration of the 12 month period of the
       passing of this resolution]




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS BANK CO LTD, SHENZEN                                                        Agenda Number:  701796801
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14896115
    Meeting Type:  EGM
    Meeting Date:  27-Feb-2009
          Ticker:
            ISIN:  CNE1000002M1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve that the Company may send or supply               Mgmt          Abstain                        Against
       Corporate Communication[s] to its shareholders
       of H Shares in relation to whom the following
       conditions are met by making such Corporate
       Communication[s] available on the Company's
       own website: [i] each holder of H Shares of
       the Company has been asked individually by
       the Company to agree that the Company may send
       or supply Corporate Communication[s] generally,
       or the Corporate Communication[s] in question,
       to him by means of the Company's own website;
       and [ii] the Company has not received a response
       indicating objection from such holder of H
       Shares within the period of 28 days beginning
       with the date on which the Company's request
       was sent, the shareholders of H Shares in relation
       to whom the aforesaid two conditions are met
       shall be taken to have agreed that the Company
       may send or supply Corporate Communication[s]
       to such shareholders by making such Corporate
       Communication[s] available on the Company's
       own website

       Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHINA MOBILE LTD                                                                            Agenda Number:  701878401
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14965100
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  HK0941009539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.THANK
       YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.1    Re-elect Mr. Wang Jianzhou as a Director                  Mgmt          For                            For

3.2    Re-elect Mr. Zhang Chunjiang as a Director                Mgmt          Against                        Against

3.3    Re-elect Mr. Sha Yuejia as a Director                     Mgmt          For                            For

3.4    Re-elect Mr. Liu Aili as a Director                       Mgmt          For                            For

3.5    Re-elect Mr. Xu Long as a Director                        Mgmt          For                            For

3.6    Re-elect Mr. Moses Cheng Mo Chi as a Director             Mgmt          For                            For

3.7    Re-elect Mr. Nicholas Jonathan Read as a Director         Mgmt          For                            For

4.     Re-appoint Messrs. KPMG as the Auditors and               Mgmt          For                            For
       to authorize the Directors to fix their remuneration

5.     Authorize the Directors during the relevant               Mgmt          For                            For
       period of all the powers of the Company to
       purchase shares of HKD 0.10 each in the capital
       of the Company including any form of depositary
       receipt representing the right to receive such
       shares [Shares]; and the aggregate nominal
       amount of shares which may be purchased on
       The Stock Exchange of Hong Kong Limited or
       any other stock exchange on which securities
       of the Company may be listed and which is recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited shall not exceed or represent
       more than 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the next AGM of the meeting or the expiration
       of period within which the next AGM of the
       Company is required by law to be held]

6.     Authorize the Directors to exercise full powers           Mgmt          Against                        Against
       of the Company to allot, issue and deal with
       additional shares in the Company [including
       the making and granting of offers, agreements
       and options which might require shares to be
       allotted, whether during the continuance of
       such mandate or thereafter] provided that,
       otherwise than pursuant to (i) a rights issue
       where shares are offered to shareholders on
       a fixed record date in proportion to their
       then holdings of shares; (ii) the exercise
       of options granted under any share option scheme
       adopted by the Company; (iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend in accordance with the Articles of
       Association of the Company, the aggregate nominal
       amount of the shares allotted shall not exceed
       the aggregate of: (a) 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution, plus (b) [if the Directors are
       so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of the share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this Resolution];
       [Authority expires earlier at the conclusion
       of the next AGM of the meeting or the expiration
       of period within which the next AGM of the
       Company is required by law to be held]

7.     Authorize the Directors of the Company to exercise        Mgmt          Against                        Against
       the powers of the Company referred to in the
       resolution as specified in item 6 in the notice
       of this meeting in respect of the share capital
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LD & INVT LTD                                                                Agenda Number:  701919740
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the CSCECL Group Engagement Agreement             Mgmt          For                            For
       and the transactions contemplated thereunder
       and the implementation thereof; the CSCECL
       Construction Engagement Cap  for the period
       between 01 JUN 2009 and 31 MAY 2012; and authorize
       any one Director of the Company for and on
       behalf of the Company to execute all such other
       documents, instruments and agreements and to
       do all such acts or things deemed by him to
       be incidental to, ancillary to or in connection
       with the matters contemplated in the CSCECL
       Group Engagement Agreement and the transactions
       contemplated thereunder including the affixing
       of Common Seal thereon

2.     Approve the CSC Group Engagement Agreement and            Mgmt          For                            For
       the transactions contemplated thereunder and
       the implementation thereof; the CSC Construction
       Engagement Cap  for the period between 01 JUL
       2009 and 30 JUN 2012; and authorize any one
       Director of the Company and on behalf of the
       Company to execute all such other documents,
       instruments and agreements and to do all such
       acts or things deemed by him to be incidental
       to, ancillary to or in connection with the
       matters contemplated in the CSC Group Engagement
       Agreement and the transactions contemplated
       thereunder including the affixing of Common
       Seal thereon




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LD & INVT LTD                                                                Agenda Number:  701919752
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.a    Re-elect Mr. Chen Bin as a Director                       Mgmt          Against                        Against

2.b    Re-elect Mr. Zhu Yijian as a Director                     Mgmt          For                            For

2.c    Re-elect Mr. Luo Liang as a Director                      Mgmt          Against                        Against

2.d    Re-elect Dr. Li Kwok Po, David as a Director              Mgmt          Against                        Against

2.e    Re-elect Dr. Fan Hsu Lai Tai, Rita as a Director          Mgmt          For                            For

3.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Declare of a final dividend for the YE 31 DEC             Mgmt          For                            For
       2008 of HKD 7 cents per share

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board to fix their remuneration

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to purchase shares in the
       capital of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange recognized for this purpose by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange under the Hong Kong
       Code on Share Repurchases, not exceeding 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of passing this Resolution; [Authority expires
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       and/or the Companies Ordinance [Chapter 32
       of the Laws of Hong Kong] to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this Resolution, pursuant to Section 57B
       of the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements,
       options and rights of exchange during the relevant
       period, not exceeding the aggregate of a) 20%
       of the share capital of the Company; and b)
       the nominal amount of share capital repurchased
       [up to 10% of the aggregate nominal amount
       of the share capital], otherwise than pursuant
       to i) a rights issue; or ii) the exercise of
       subscription or conversion rights under the
       terms of any bonds or securities which are
       convertible into shares of the Company; or
       iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to Directors and/or employees of the
       Company and/or any of its subsidiaries of shares
       or rights to acquire shares of the Company;
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by Articles of Association
       and/or Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

8.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       Resolutions 6 and 7, to extend the general
       mandate granted to the Directors of the Company
       pursuant to the Resolution 7, by an amount
       representing the aggregate nominal amount of
       share capital of the Company purchased by the
       Company under the authority granted pursuant
       to the Resolution 6, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETE & CHEM CORP                                                                      Agenda Number:  701888159
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15010104
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 553790 DUE TO APPLICATION OF CUMULATIVE
       VOTING FOR RESOLUTION 8. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the report of the third Session of the            Mgmt          For                            For
       Board of Directors of Sinopec Corporation [including
       the report of the Board of Directors of Sinopec
       Corporation for the year 2008]

2.     Receive the report of the third Session of the            Mgmt          For                            For
       Supervisory Committee of Sinopec Corporation
       [including the report of the Supervisory Committee
       of Sinopec Corporation for the year 2008]

3.     Approve the audited accounts and audited consolidated     Mgmt          For                            For
       accounts of Sinopec Corporation for the YE
       31 DEC 2008

4.     Approve the plan for allocating any surplus               Mgmt          For                            For
       common reserve funds at amount of RMB 20 billion
       from the after-tax profits

5.     Approve the profit distribution plan for the              Mgmt          For                            For
       YE 31 DEC 2008

6.     Re-appoint KPMG Huazhen and KPMG as the domestic          Mgmt          For                            For
       and overseas Auditors of Sinopec Corporation
       for the year 2009, respectively, and authorize
       the Board of Directors to determine their remunerations

7.     Authorize the Board of Directors to determine             Mgmt          For                            For
       the interim profit distribution plan of Sinopec
       Corporation for 2009

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

8.1    Elect Mr. Su Shulin as a Director                         Mgmt          For                            For

8.2    Elect Mr. Wang Tianpu as a Director                       Mgmt          For                            For

8.3    Elect Mr. Zhang Yaocang as a Director                     Mgmt          For                            For

8.4    Elect Mr. Zhang Jianhua as a Director                     Mgmt          For                            For

8.5    Elect Mr. Wang Zhigang as a Director                      Mgmt          For                            For

8.6    Elect Mr. Cai Xiyou as a Director                         Mgmt          For                            For

8.7    Elect Mr. Cao Yaofeng as a Director                       Mgmt          For                            For

8.8    Elect Mr. Li Chunguang as a Director                      Mgmt          For                            For

8.9    Elect Mr. Dai Houliang as a Director                      Mgmt          For                            For

8.10   Elect Mr. Liu Yun as a Director                           Mgmt          For                            For

8.11   Elect Mr. Liu Zhongli as an Independent Non-Executive     Mgmt          For                            For
       Director

8.12   Elect Mr. Ye Qing as an Independent Non-Executive         Mgmt          For                            For
       Director

8.13   Elect Mr. Li Deshui as an Independent Non-Executive       Mgmt          For                            For
       Director

8.14   Elect Mr. Xie Zhongyu as an Independent Non-Executive     Mgmt          For                            For
       Director

8.15   Elect Mr. Chen Xiaojin as an Independent Non-Executive    Mgmt          For                            For
       Director

9.1    Elect Mr. Wang Zuoran as a Supervisor                     Mgmt          For                            For

9.2    Elect Mr. Zhang Youcai as a Supervisor                    Mgmt          For                            For

9.3    Elect Mr. Geng Limin as a Supervisor                      Mgmt          For                            For

9.4    Elect Mr. Zou Huiping as a Supervisor                     Mgmt          For                            For

9.5    Elect Mr. Li Yonggui as a Supervisor                      Mgmt          For                            For

10.    Approve the Service Contracts between Sinopec             Mgmt          For                            For
       Corporation and Directors of the Fourth Session
       of the Board Directors and Supervisors of the
       Fourth Session of the Supervisory Committee
       [including emoluments provisions]

11.    Authorize the Secretary to the Board of Directors         Mgmt          For                            For
       to, on behalf of Sinopec Corporation, deal
       with all applications, approval, registrations,
       disclosure and filings in relation to the reelection
       of Directors and Supervisors

S.12   Amend the Articles of Association and its appendices      Mgmt          For                            For
       of Sinopec Corporation

S.13   Authorize the Secretary to the Board of Directors         Mgmt          For                            For
       of Sinopec Corporation to, on behalf of Sinopec
       Corporation, deal with all applications, approval,
       registrations and filing relevant to the proposed
       amendments to the Articles of Association and
       its appendices

S.14   Authorize the Board of Directors of Sinopec               Mgmt          Against                        Against
       Corporation to determine the proposed plan
       for issuance of debt financing instrument(s):
       it is proposed to the shareholders at the AGM,
       pursuant to the relevant regulations, within
       the maximum balance of the issuable bonds,
       namely after issuance, the relevant accumulative
       debt financing instruments balance shall not
       exceed 40% of the latest total audited net
       assets of Sinopec Corporation, to determine
       issuance of debt financing instruments, principal
       of which shall not exceed 10% of the latest
       audited net assets of Sinopec Corporation stated
       in the consolidated financial statements prepared
       in accordance with the Accounting Standards
       for Business Enterprises, on one issuance or
       several issuances, including but not limited
       to short term financial instruments and mid-term
       financial notes; to generally and to determine
       the terms and conditions and all other matters
       in relation to the issuance of such debt financing
       instrument(s) based on the needs of Sinopec
       Corporation and the market conditions, including
       without limitation to the determination of
       the actual value, interest rate, and term of
       the bond(s) subject to the aforementioned limits,
       as well as to the production, execution and
       disclosure of all necessary documents thereof;
       [authority expires at the completion of the
       next shareholders meeting of Sinopec Corporation]

S.15   Authorize the Board of Directors of Sinopec               Mgmt          Against                        Against
       Corporation a general mandate to issue new
       shares: in order to grant discretion to the
       Board of Directors on the flexibility of issuance
       of new shares, to allot issue and deal with
       shares not exceeding 20% of the existing domestic
       listed shares and overseas listed foreign shares
       of Sinopec Corporation however, notwithstanding
       the obtaining of the general mandate, any issue
       of domestic shares needs shareholders' approval
       at shareholders' meeting in accordance with
       the relevant PRC Laws and regulations' it is
       resolved as follow: 1) Subject to paragraphs
       (3) and (4) and pursuant to the Company Law
       [the "Company Law"] of the People's Republic
       of China (the "PRC") and the listing rules
       of the relevant stock exchanges [as amended
       from time to time], to allot, issue and deal
       with shares during the Relevant Period and
       to determine the terms and conditions for the
       allotment and issue of new shares including
       the following terms: a) class and number of
       new shares to be issued; b) price determination
       method of new shares and/or issue price [including
       price range]; c) the starting and closing dates
       for the issue; d) class and number of the new
       shares to be issued to existing shareholders;
       and e) the making or granting of offers, agreements
       and options which might require the exercise
       of such powers; 2) to make or grant offers,
       agreements and options which would or might
       require the exercise of such powers after the
       end of the relevant period; 3) the aggregate
       nominal amount of new domestic listed shares
       and new overseas listed foreign shares allotted,
       issued and dealt with or agreed conditionally
       or unconditionally to be allotted, issued and
       dealt with [whether pursuant to an option or
       otherwise] by the Board of Directors of Sinopec
       Corporation pursuant to the approval in paragraph
       (1), otherwise than pursuant to issue of shares
       by conversion of the surplus reserve into share
       capital in accordance with the Company Law
       of the PRC and the Articles of Association
       of Sinopec Corporation, shall not exceed 20%
       of each class of the existing domestic listed
       shares and overseas listed foreign shares of
       Sinopec Corporation In exercising the powers
       granted in paragraph (1), the Board of Directors
       of Sinopec Corporation must (i) comply with
       the Company Law of the PRC and the relevant
       regulatory stipulations [as amended from time
       to time] of the places where Sinopec Corporation
       is listed; and (ii) obtain approval from China
       Securities Regulatory Commission and other
       relevant PRC government departments, The Board
       of Directors of Sinopec Corporation, subject
       to the approval of the relevant authorities
       of the PRC and in accordance with the Company
       Law of the PRC, authorized to increase the
       registered capital of Sinopec Corporation to
       the required amount upon the exercise of the
       powers pursuant to paragraph (1) above to authorise
       the Board of Directors to sign the necessary
       documents, complete the necessary formalities
       and take other necessary steps to complete
       the allotment and issue and listing of new
       shares, provided the same do not violate the
       relevant laws, administrative regulations,
       listing rules of the relevant stock exchanges
       and the Articles of Association. Subject to
       the approval of the relevant PRC authorities,
       authorize the Board of Directors of Sinopec
       Corporation to make appropriate and necessary
       amendments to the Articles of Association after
       completion of the allotment and issue of new
       shares according to the method, type and number
       of the allotment and issue of new shares by
       Sinopec Corporation and the actual situation
       of the shareholding structure of Sinopec Corporation
       at the time of completion of the allotment
       and issue of new shares in order to reflect
       the alteration of the share capital structure
       and registered capital of Sinopec Corporation
       pursuant to the exercise of this mandate [Authority
       expires earlier of the conclusion of the next
       AGM of Sinopec Corporation or 12 months]




--------------------------------------------------------------------------------------------------------------------------
 CHINA POWER NEW ENERGY DEVELOPMENT CO LTD                                                   Agenda Number:  701934158
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2157E109
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  BMG2157E1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company and the reports of the Directors
       and the Auditors for the 8 months ended 31
       DEC 2008

2.     Re-elect Mr. Zhao Xinyan as an Executive Director         Mgmt          Against                        Against
       of the Company

3.     Re-elect Mr. Clive William Oxley as an Executive          Mgmt          For                            For
       Director of the Company

4.     Re-elect Mr. Wong Kwok Tai as an Independent              Mgmt          For                            For
       Non-executive Director of the Company

5.     Approve to fix the maximum number of Directors            Mgmt          Against                        Against

6.     Authorize the Board of Directors to appoint               Mgmt          Against                        Against
       additional Directors not exceeding the maximum
       number fixed

7.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       respective Directors' remuneration

8.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Board of Directors to fix
       the Auditors remuneration

S.9    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       its shares, subject to and in accordance with
       the applicable laws, during the relevant period,
       not exceeding 10% of the total nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution; and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any applicable laws to be held]

S.10   Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with authorized and unissued
       shares in the capital of the Company and to
       make or grant offers, agreements and options
       which might require the exercise of such powers
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company on the
       date of passing this resolution, otherwise
       than pursuant to: i) a rights issue [as specified];
       or ii) the exercise of options under a share
       option scheme of the Company, or the exercise
       of subscription or conversion rights attaching
       to any securities which are convertible into
       ordinary shares of the Company; or iii) any
       scrip dividend or similar arrangements providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Bye-laws of
       the Company; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or any applicable
       laws to be held]

S.11   Approve, conditional upon the passing of the              Mgmt          Against                        Against
       Resolutions 9 and 10, to extend the general
       mandate granted referred in Resolution 10 by
       the addition to the aggregate nominal amount
       of shares which may be allotted and issued
       by the Directors pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of shares purchased by the Company pursuant
       to the mandate referred to in the Resolution
       4, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued ordinary share capital of the Company
       at the date of passing this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE AND ORDINARY RESOLUTIONS
       CHANGED TO SPECIAL RESOLUTIONS. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA RAILWAY CONSTRUCTION CORPORATION LTD                                                  Agenda Number:  701931405
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1508P110
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  CNE100000981
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2008; [Please
       refer to the relevant sections in "Report of
       Directors" of the 2008 annual report of the
       Company]

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2008; [Please
       refer to the relevant sections in "Report of
       Supervisory Committee" of the 2008 annual report
       of the Company]

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC 2008; [Please
       refer to the "Independent Auditors' Report"
       of the 2008 annual report of the Company]

4.     Approve the proposal for profits distribution             Mgmt          For                            For
       of the Company for the YE 31 DEC 2008; [Please
       refer to the circular of the Company dated
       30 APR 2009 for details]

5.     Approve the annual report of the Company for              Mgmt          For                            For
       the YE 31 DEC 2008 and its summary

6.     Approve the changes to the use of the H share             Mgmt          For                            For
       proceeds; [Please refer to the circular of
       the Company dated 30 APR 2009 for details]

7.     Re-appoint Ernst & Young and Ernst & Young Hua            Mgmt          For                            For
       Ming as the External Auditors of the Company
       and approve the payment of their fees for 2008;
       [Please refer to the "Corporate Governance
       Report"  "Auditors' remuneration" of the 2008
       annual report of the Company]

8.1    Appoint Mr. Zhao Guangfa as an Executive Director         Mgmt          For                            For
       of the first session of the Board of Directors
       of the Company

8.2    Appoint Mr. Zhu Mingxian as a Non-Executive               Mgmt          For                            For
       Director of the first session of the Board
       of Directors of the Company; [Please refer
       to the circular of the Company dated 30 APR
       2009 for details]

9.     Approve the remuneration policy of the Directors          Mgmt          For                            For
       and the Supervisors of China Railway Construction
       Corporation Limited; [Please refer to the circular
       of the Company dated 30 APR 2009 for details]

10.    Approve the new annual basic salaries for the             Mgmt          For                            For
       Independent Directors of the Company; [Please
       refer to the circular of the Company dated
       30 APR 2009 for details]

11.    Approve the remuneration packages for the Directors       Mgmt          For                            For
       of the Company for the YE 31 DEC 2008; [Please
       refer to the circular of the Company dated
       30 APR 2009 for details]

S.1    Approve the proposed amendments to the Articles           Mgmt          For                            For
       of Association of the Company [the Articles
       of Association] in respect of the last clause
       of Article 82, Article 84, Article 87, Article
       89, Article 108, Article 128, Clause 2 of Article
       163, Article 247, Article 252, Article 254,
       Article 269, Article 290 and Clause 4 of Article
       292 and the deletion of Article 291 pursuant
       to the latest amendments of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited in respect of the delivery
       of corporate communications by posting on the
       website of the Company and the changes of cash
       dividend policy imposed by the China Securities
       Regulatory Commission and the relevant laws,
       regulations and practices of the PRC, and authorize
       the Secretary to the Board of Directors of
       the Company [the Board] to deal with all the
       relevant matters in relation to the amendments
       to the Articles of Association including application,
       submission for approval, registration and reporting
       for record (including making amendments to
       the wording of the Articles of Association
       as required by the relevant authorities of
       the PRC government); [Please refer to the circular
       of the Company dated 30 APR 2009 for details]

S.2    Authorize the Board, subject to this Resolution,          Mgmt          Against                        Against
       during the Relevant Period (as specified),
       to issue, allot and/or deal with additional
       H Shares, and to make or grant offers, agreements
       or options in respect thereof: (i) such mandate
       shall not extend beyond the Relevant Period
       save that the Board may during the Relevant
       Period make or grant offers, agreements or
       options which might require the exercise of
       such powers after the end of the Relevant Period;
       (ii) the aggregate nominal amount of the H
       Shares to be issued, allotted and/or dealt
       with or agreed conditionally or unconditionally
       to be issued, allotted and/or dealt with by
       the Board shall not exceed 20% of the aggregate
       nominal amount of its existing H Shares at
       the date of the passing of this resolution;
       and (iii) the Board will only exercise its
       power under such mandate in accordance with
       the Company Law of the PRC and the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited (as amended from time
       to time) or applicable laws, rules and regulations
       of other government or regulatory bodies and
       only if all necessary approvals from the China
       Securities Regulatory Commission and/or other
       relevant PRC government authorities are obtained;
       [Authority expires of the earlier of the conclusion
       of the next AGM of the Company following the
       passing of this special resolution or the expiration
       of the 12-month period following the passing
       of this special resolution]; (c) Contingent
       on the Board resolving to issue H Shares pursuant
       to this special resolution, and to increase
       the registered capital of the Company to reflect
       the number of H Shares to be issued by the
       Company pursuant to this special resolution
       and to make such appropriate and necessary
       amendments to the Articles of Association of
       the Company as they think fit to reflect such
       increase in the registered capital of the Company
       and to take any other action and complete any
       formality required to effect the issuance of
       H Shares pursuant to this special resolution
       and the increase in the registered capital
       of the Company

       The Independent Directors of the Company will             Non-Voting    No vote
       submit their 2008 work report to the shareholders
       at the AGM

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       RESOLUTIONS 8.1 AND 8.2 REGARDING THE ELECTION
       OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
       REMOVED FOR THIS MEETING. PLEASE CONTACT YOUR
       CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
       QUESTIONS.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CUMULATIVE VOTING COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701928890
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the Directors' report and the Independent Auditor's
       report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Wang Yin as a Director                       Mgmt          For                            For

3.2    Re-elect Mr. Yan Biao as a Director                       Mgmt          Against                        Against

3.3    Re-elect Mr. Ding Jiemin as a Director                    Mgmt          For                            For

3.4    Re-elect Mr. Ho Hin Ngai as a Director                    Mgmt          For                            For

3.5    Re-elect Mr. Yan Y Andrew as a Director                   Mgmt          Against                        Against

3.6    Re-elect Mr. Wan Kam To, Peter as a Director              Mgmt          For                            For

3.7    Approve to fix the remuneration of the Directors          Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares of
       HKD 0.10 each in the capital of the Company
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other Stock
       Exchange on which the securities of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, generally and unconditionally;
       the aggregate nominal amount of shares of the
       Company which the Directors of the Company
       are authorized to repurchase pursuant to this
       resolution shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of this resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this resolution, to allot, issue and deal
       with additional shares of HKD 0.10 each in
       the capital of the Company and to make or grant
       offers, agreements and options [including bonds,
       warrants and debentures convertible into shares
       of the Company] which would or might require
       the exercise of such power be and generally
       and unconditionally to make or grant offers,
       agreements and options [including bonds, warrants
       and debentures convertible into shares of the
       Company] which would or might require the exercise
       of such power after the end of the relevant
       period; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted [whether pursuant
       to an option or otherwise] and issued by the
       Directors of the Company pursuant to this resolution,
       otherwise than i) a rights issue [as specified];
       ii) an issue of shares under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue of shares or rights
       to acquire shares of the Company; iii) an issue
       of shares upon the exercise of the subscription
       or conversion rights under the terms of any
       warrants or any securities of the Company which
       are convertible into shares of the Company;
       or iv) an issue of shares as scrip dividends
       pursuant to the Articles of Association of
       the Company from time to time, shall not exceed
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution, and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the passing of the Resolution 5 and 6 as
       specified in this meeting, to allot, issue
       and deal with additional shares pursuant to
       Resolution 6 as specified in this meeting be
       and is hereby extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5 as specified
       in this meeting, provided that such amount
       of shares so repurchased shall not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company as at the date
       of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA RY CONSTR CORP                                                                        Agenda Number:  701777659
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1508P110
    Meeting Type:  EGM
    Meeting Date:  13-Jan-2009
          Ticker:
            ISIN:  CNE100000981
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, subject to the conditions          Mgmt          For                            For
       of the PRC bond market, to issue Medium-term
       Notes on the following major terms: i) the
       Company shall issue the Medium-term Notes in
       an aggregate principal amount of no more than
       RMB 15 billion in the PRC, the Medium-term
       Notes may be issued in one tranche or multiple
       tranches; ii) the term of the Medium-term Notes
       shall not be more than 10 years; iii) the interest
       rate of the Medium-term Notes shall be determined
       according to the 'Administration Method for
       Debt Financing Instrument of Non-financial
       Institutions in the Inter-bank Bond Market'
       issued by the People's Bank of China and made
       reference to the then market conditions; iv)
       the Medium-term Notes shall be issued to the
       investors in the inter-bank market in the PRC
       and shall not be issued to the public investors;
       v) the proceeds from the issue of the Medium-term
       Notes shall be principally used to replenish
       both the working capital of the Company and
       the capital expenditure of the investment projects
       of the Company; vi) the resolution relating
       to the proposed issue of the Medium-term Notes
       shall be valid within 2 years after the date
       of the passing of the resolution at the general
       meeting of the Company; b) authorize the Chairman
       of the Board of the Directors of the Company
       or other persons authorized by the Chairman,
       to deal with all matters relating to the proposed
       issue of Medium-term Notes in his/their sole
       discretion, including but not limited to, determining
       the specific time of the issue, the size of
       the issue, the number of tranches, the interest
       rate; executing all necessary documents, including
       but not limited to, requests, prospectuses,
       underwriting agreements and announcements in
       relation to the proposed issue of the Medium-term
       Notes by the Company; completing all necessary
       procedures, including but not limited to, completing
       the relevant registrations in the inter-bank
       market of the PRC and taking all other necessary
       actions




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY CO LTD                                                                 Agenda Number:  701912669
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1504C113
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2008

2.     Approve the report of the Board of Supervisors            Mgmt          For                            For
       of the Company for the YE 31 DEC 2008

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC 2008

4.     Approve the Company's Profit Distribution Plan            Mgmt          For                            For
       for the YE 31 DEC 2008: i.e. final dividend
       for the YE 31 DEC 2008 in the amount of RMB
       0.46 per share [inclusive to tax] be declared
       and distributed, the aggregate amount of which
       is approximately RMB 9,149,000,000

5.     Approve the remuneration of the Directors and             Mgmt          For                            For
       Supervisors of the Company for the YE 31 DEC
       2008: i.e. aggregate remuneration of the Executive
       Directors is in the amount of RMB 843,181;
       aggregate remuneration of the Non-Executive
       Directors is in the amount of RMB 1,350,000,
       of which the aggregate remuneration of the
       Independent Non-Executive Directors is in the
       amount of RMB 1,350,000, the Non-Executive
       Directors [other than the Independent Non-Executive
       Directors] are remunerated by Shenhua Group
       Co., Limited and are not remunerated by the
       Company; remuneration of the Supervisors is
       in the amount of RMB 1,076,879

6.     Re-appoint KPMG Huazhen and KPMG as the PRC               Mgmt          For                            For
       and International Auditors respectively of
       the Company for 2009, the term of such re-appointment
       shall continue until the next AGM, and authorize
       a Committee comprising of Mr. Zhang Xiwu, Mr.
       Ling Wen and Mr. Chen Xiaoyue, all being Directors
       of the Company, to determine their remuneration

7.     Appoint Mr. Gong Huazhang as an Independent               Mgmt          For                            For
       Non-Executive Director of the Company

8.     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 27 MAR 2009 entered into between the
       Company and Shaanxi Province Coal Transportation
       and Sales [Group] Co Ltd, the proposed annual
       caps of RMB 4,825,600,000 for the YE 31 DEC
       2009 and RMB 6,110,000,000 for the YE 31 DEC
       2010 thereto and the transactions contemplated
       thereunder

S.9    Approve the proposed amendments to the Articles           Mgmt          For                            For
       of Association of the Company [as specified],
       and authorize a Committee comprising of Mr.
       Zhang Xiwu and Mr. Ling Wen, all being Directors
       of the Company, to, after passing of this resolution,
       carry out further amendments to the Articles
       of Association of the Company as they may consider
       necessary and appropriate at the request of
       relevant regulatory authorities in the course
       of filing the Articles of Association with
       such regulatory authorities

S.10   Approve a general mandate to the Board of Directors       Mgmt          Against                        Against
       to, by reference to market conditions and in
       accordance with needs of the Company, to allot,
       issue and deal with, either separately or concurrently,
       additional domestic shares [A Shares] and overseas-listed
       foreign invested shares [H Shares] not exceeding
       20% of each of the number of domestic shares
       [A Shares] and the number of overseas-listed
       foreign invested shares [H Shares] in issue
       at the time of passing this resolution at AGM;
       pursuant to PRC laws and regulations, the Company
       will seek further approval from its shareholders
       in general meeting for each issuance of domestic
       shares [A Shares] even where this general mandate
       is approved; authorize the Board of Directors
       to [including but not limited to the following]:
       (i) formulate and implement detailed issuance
       plan, including but not limited to the class
       of shares to be issued, pricing mechanism and/or
       issuance price [including price range], number
       of shares to be issued, allottees and use of
       proceeds, time of issuance, period of issuance
       and whether to issue shares to existing shareholders;
       (ii) approve and execute, on behalf of the
       Company, agreements related to share issuance,
       including but not limited to underwriting agreement
       and engagement agreements of professional advisers;
       (iii) approve and execute, on behalf of the
       Company, documents related to share issuance
       for submission to regulatory authorities, and
       to carry out approval procedures required by
       regulatory authorities and venues in which
       the Company is listed; (iv) amend, as required
       by regulatory authorities within or outside
       China, agreements and statutory documents referred
       to in (ii) and (iii) above; (v) affix seal
       of the Company on share issuance related agreements
       and statutory documents; (vi) engage the services
       of professional advisers for share issuance
       related matters, and to approve and execute
       all acts, deeds, documents or other matters
       necessary, appropriate or required for share
       issuance; (vii) increase the registered capital
       of the Company after share issuance, and to
       make corresponding amendments to the Articles
       of Association of the Company relating to share
       capital and shareholdings etc, and to carry
       out statutory registrations and filings within
       and outside China; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       for 2009 or the expiration of 12 months following
       the passing of this special resolution at the
       AGM for 2008], except where the Board of Directors
       has resolved to issue domestic shares [A Shares]
       or overseas-listed foreign invested shares
       [H Shares] during the relevant period and the
       share issuance is to be continued or implemented
       after the relevant period

S.11   Approve a general mandate to the Board of Directors       Mgmt          For                            For
       to, by reference to market conditions and in
       accordance with needs of the Company, to repurchase
       domestic shares [A Shares] not exceeding 10%
       of the number of domestic shares [A Shares]
       in issue at the time when this resolution is
       passed at AGM and the relevant resolutions
       are passed at class meetings of shareholders;
       pursuant to PRC laws and regulations, and for
       repurchases of domestic shares [A Shares],
       the Company will seek further approval from
       its shareholders in general meeting for each
       repurchase of domestic shares [A Shares] even
       where the general mandate is granted, but will
       not be required to seek shareholders' approval
       at class meetings of domestic share [A Share]
       shareholders or overseas-listed foreign invested
       share [H Share] shareholders; by reference
       to market conditions and in accordance with
       needs of the Company, to repurchase overseas-listed
       foreign invested shares [H Shares] not exceeding
       10% of the number of overseas-listed foreign
       invested shares [H Shares] in issue at the
       time when this resolution is passed at AGM
       and the relevant resolutions are passed at
       class meetings of shareholders; authorize the
       Board of Directors to [including but not limited
       to the following]: (i) formulate and implement
       detailed repurchase plan, including but not
       limited to repurchase price, number of shares
       to repurchase, time of repurchase and period
       of repurchase etc; (ii) notify creditors in
       accordance with the PRC Company Law and Articles
       of Association of the Company; (iii) open overseas
       share accounts and to carry out related change
       of foreign exchange registration procedures;
       (iv) carry out relevant approval procedures
       required by regulatory authorities and venues
       in which the Company is listed, and to carry
       out filings with the China Securities Regulatory
       Commission; (v) carry out cancelation procedures
       for repurchased shares, decrease registered
       capital, and to make corresponding amendments
       to the Articles of Association of the Company
       relating to share capital and shareholdings
       etc, and to carry out statutory registrations
       and filings within and outside China; (vi)
       approve and execute, on behalf of the Company,
       documents and matters related to share repurchase;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company for 2009 or
       the expiration of 12 months following the passing
       of this special resolution at the AGM for 2008,
       the first A shareholders' class meeting in
       2009 and the first H shareholders' class meeting
       in 2009], except where the board of directors
       has resolved to repurchase domestic shares
       [A Shares] or overseas-listed foreign invested
       shares [H Shares] during the relevant period
       and the share repurchase is to be continued
       or implemented after the relevant period

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY CO LTD                                                                 Agenda Number:  701912671
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1504C113
    Meeting Type:  CLS
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR THE BELOW
       RESOLUTION. THANK YOU.

S.1    Authorize the Board of Directors to, by reference         Mgmt          For                            For
       to market conditions and in accordance with
       needs of the Company, to repurchase domestic
       shares [A shares] not exceeding 10% of the
       number of domestic shares [A shares] in issue
       at the time when this resolution is passed
       at AGM and the relevant resolutions is passed
       at class meetings of shareholders, pursuant
       to PRC laws and regulations, and for repurchases
       of domestic shares [A shares], the Company
       will seek further approval from its shareholders
       in general meeting for each repurchase of domestic
       shares [A shares] even where the general mandate
       is granted, but will not be required to seek
       shareholders' approval at class meetings of
       domestic share [A share] shareholders or overseas-listed
       foreign invested share [H share] shareholders,
       and to formulate and implement detailed repurchase
       plan, including but not limited to repurchase
       price, number of shares to repurchase, time
       of repurchase and period of repurchase etc;
       to notify creditors in accordance with the
       PRC Company Law and Articles of Association
       of the Company; to open overseas share accounts
       and to carry out related change of foreign
       exchange registration procedures; to carry
       out relevant approval procedures required by
       regulatory authorities and venues in which
       the Company is listed, and to carry out filings
       with the China Securities Regulatory Commission;
       to carry out cancellation procedures for repurchased
       shares, decrease registered capital, and to
       make corresponding amendments to the Articles
       of Association of the Company relating to share
       capital and shareholdings etc, and to carry
       out statutory registrations and filings within
       and outside China; and approve and execute,
       on behalf of the Company, documents and matters
       related to share repurchase; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period of 12 months
       following the passing of this special resolution
       at the AGM for 2008, the first A shareholders'
       class meeting in 2009 and the first H shareholders'
       class meeting in 2009]




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHIPPING DEV LTD                                                                      Agenda Number:  701893833
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503Y108
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  CNE1000002S8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2008 audited financial statements             Mgmt          For                            For
       of the Company

2.     Approve the 2008 report of the Board of Directors         Mgmt          For                            For
       of the Company

3.     Approve the 2008 report of the Supervisory Committee      Mgmt          For                            For
       of the Company

4.     Approve the recommended 2008 final dividend               Mgmt          For                            For
       of RMB 0.30 [before Tax] per share

5.     Approve the remuneration of the Directors, the            Mgmt          For                            For
       Supervisors and the Senior Management of the
       Company for 2009: the total remuneration of
       the Company's Directors [the Director(s)],
       the Supervisors [the Supervisor(s)] and Senior
       Management [the Senior Management] amounted
       to RMB 4,827,000 [before Tax] for the year
       2008, on the premises of achieving the targets
       for operation management, safety and economic
       efficiencies, it is proposed that the same
       remuneration standards of the Directors, Supervisors
       and Senior Management in 2008 be adopted for
       that of 2009, it is proposed that the allowances
       for the 4 Independent Directors and 1 Independent
       Supervisor to adopt the same standards as those
       in 2008, that is RMB 80,000 per year [before
       Tax] respectively

6.     Re-appoint Vocation International Certified               Mgmt          For                            For
       Public Accountant Company Ltd. and UHY Vocation
       HK CPA Limited as the domestic and international
       Auditors of the Company for 2009, respectively,
       and authorize the Board of Directors of the
       Company to determine their remuneration

7.A    Re-elect Mr. Li Shaode as an Executive Director           Mgmt          For                            For
       of the Company

7.B    Re-elect Mr. Ma Zehua as an Executive Director            Mgmt          For                            For
       of the Company

7.C    Re-elect Mr. Lin Jianqing as an Executive Director        Mgmt          For                            For
       of the Company

7.D    Re-elect Mr. Wang Daxiong as an Executive Director        Mgmt          For                            For
       of the Company

7.E    Re-elect Mr. Zhang Guofa as an Executive Director         Mgmt          For                            For
       of the Company

7.F    Elect Mr. Mao Shijia as an Executive Director             Mgmt          For                            For
       of the Company

7.G    Elect Mr. Qiu Guoxuan as an Executive Director            Mgmt          For                            For
       of the Company

7.H    Elect Mr. Zhu Yongguang as an Independent Non-executive   Mgmt          For                            For
       Director of the Company

7.I    Elect Mr. Gu Gongyun as an Independent Non-executive      Mgmt          For                            For
       Director of the Company

7.J    Elect Mr. Zhang Jun as an Independent Non-executive       Mgmt          For                            For
       Director of the Company

7.K    Elect Mr. Lu Wenbin as an Independent Non-executive       Mgmt          For                            For
       Director of the Company

8.A    Re-elect Mr. Kou Laiqi as a Supervisor of the             Mgmt          For                            For
       Company

8.B    Re-elect Mr. Xu Hui as a Supervisor of the Company        Mgmt          For                            For

8.C    Re-elect Mr. Yan Zhichong as a Supervisor of              Mgmt          For                            For
       the Company

8.D    Re-elect Mr. Yu Shicheng as a Supervisor of               Mgmt          For                            For
       the Company

S.9.A  Approve to add 1 more clause at the end of Article        Mgmt          For                            For
       179 such that Article 179 read as follows:
       Clause 1: unless specifically resolved at a
       general meeting, dividends of the Company shall
       be distributed once a year, upon authorization
       by a general meeting, the Board of Directors
       and may distribute and pay interim dividend,
       provided that the amount of the interim dividend
       shall not be more than 50% of the interim profit
       of the Company unless otherwise required by
       the Directors and relevant administrative Laws
       and regulations; Clause 2: the Profit Distribution
       Policy of the Company shall maintain its continuity
       and stability

S.9.B  Approve that Clause 3 of Article 12 shall be              Mgmt          For                            For
       changed from: the business scope of the Company
       covers vessel trading, container manufacturing
       and repair, purchase and sale of vessel accessories
       and consultation on and transfer of ship technology
       to the business scope of the Company covers
       vessel trading, container manufacturing and
       repair, purchase and sale of vessel accessories,
       consultation on and transfer of ship technology,
       maritime affairs management, engineering management,
       maintenance and repair services for bulk cargo
       vessels and oil vessels in domestic coastal
       regions and international vessel management

S.9.C  Authorize the Senior Management of the Company,           Mgmt          For                            For
       subject to the passing of Resolution 9B, to
       make such further relevant amendments as necessary
       to the business scope in the business license
       of the Company pursuant to the proposed Resolution
       9B in accordance with the requirements of the
       State Administration for Industry and Commerce
       and other relevant Governmental Authorities




--------------------------------------------------------------------------------------------------------------------------
 CHINA TELECOM CORP LTD                                                                      Agenda Number:  701802630
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1505D102
    Meeting Type:  EGM
    Meeting Date:  12-Mar-2009
          Ticker:
            ISIN:  CNE1000002V2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOUR' OR 'AGAINST' FOR BELOW RESOLUTION.
       THANK YOU.

S.1    Amend the Article 13 of the Articles of Association       Mgmt          For                            For
       of the Company [the Articles of Association]
       as specified and authorize any Director of
       the Company to take all actions which in their
       opinion are necessary or desirable to complete
       the procedures for the approval and/or registration
       or filing of the aforementioned amendment to
       the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 CHINA TELECOM CORP LTD                                                                      Agenda Number:  701902149
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1505D102
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  CNE1000002V2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the consolidated financial statements             Mgmt          For                            For
       of the Company, the report of the Board of
       Directors, the report of the Supervisory Committee
       and the report of the International Auditor
       for the YE 31 DEC 2008 and authorize the Board
       of Directors [the Board] to prepare the budget
       of the Company for year 2008

2.     Approve the profit distribution and the declaration       Mgmt          For                            For
       and payment of a final dividend for the YE
       31 DEC 2008

3.     Re-appoint KPMG and KPMG Huazhen as the International     Mgmt          For                            For
       Auditor and Domestic Auditor of the Company
       respectively for the year ending 31 DEC 2009
       and authorize the Board to fix the remuneration
       of the Auditors

S.4.1  Authorize the Board of Directors of the Company           Mgmt          For                            For
       to issue debentures denominated in local or
       foreign currencies, in 1 or more tranches,
       including, but not limited to, short-term commercial
       paper, medium term note, company bonds, corporate
       debts, convertible bonds, asset securitization
       products and asset-backed notes, from the date
       of this meeting until the date on which the
       AGM of the Company for the year 2009 is held,
       with a maximum outstanding repayment amount
       RMB 90 billion

S.4.2  Authorize the Board of Directors of the Company           Mgmt          For                            For
       or any 2 or more Directors of the Company duly
       authorized by the Board of Directors, taking
       into account the specific needs of the Company
       and other market conditions, to determine the
       specific terms, conditions of, and other matters
       relating to, the issue of debentures, including,
       but not limited to, the determination of the
       type, amount, interest rate, rating, security,
       any repurchase or redemption provisions, any
       placing arrangements, any option to adjust
       the nominal interest rate and use of proceeds,
       secure approvals, engage professional advisors,
       disseminate relevant application documents
       to the regulatory authorities, obtain approvals
       from the regulatory authorities, execute all
       requisite legal documentation relating to the
       issue as requested by the regulatory authorities
       and make relevant disclosure; do all such acts
       which are necessary and incidental to the issue
       of debentures [including, but not limited to,
       the securing of approvals, the determination
       of underwriting arrangements, preparation and
       dissemination of relevant application documents
       to the regulatory authorities, and the securing
       of approvals from the regulatory authorities];
       and take all such steps which are necessary
       for the purposes of executing the issue of
       debentures [including, but not limited to,
       the execution of all requisite documentation
       and the disclosure of relevant information
       in accordance with applicable laws], and approve
       to the extent that any of the aforementioned
       acts and steps that have already been undertaken
       by the Board of Directors or the duly authorized
       Directors in connection with the issue of debentures

S.5.1  Approve the Company's issue of debentures denominated     Mgmt          For                            For
       in local or foreign currencies with an aggregate
       amount of RMB 90 billion, within which the
       issue of Company bonds in the PRC in one or
       more tranches not exceeding RMB 30 billion
       with: a) size of issue: up to RMB 30 billion;
       b) placing to existing shareholders: the Company
       debentures will not be issued to existing shareholders
       on a preferred basis by way of placing; c)
       term: the Company debentures will have a term
       not exceeding 10 years and may have the same
       term or different terms, which will be determined
       in accordance with the market conditions and
       the Company's capital requirements; d) use
       of proceeds: the Company bonds issued will
       be for the purpose of supplementing the general
       working capital of the Company; e) effective
       period: from the date on which the resolutions
       passed to the date on which the AGM of the
       Company for the year 2009 is held

S.5.2  Authorize the Board of Directors of the Company           Mgmt          For                            For
       [the Board] or any 2 or more Directors of the
       Company [the Directors] to: a) determine the
       type, specific terms and conditions of, and
       other matters relating to, the issue [including,
       but not limited to, the determination of the
       type, amount, interest rate, term, rating,
       security, whether there will be repurchase
       or redemption provisions, whether there will
       be an option to adjust the nominal interest
       rate and specific arrangements relating to
       the use of proceeds within the scope approved
       by the shareholders in this meeting]; b) do
       all such acts which are necessary and incidental
       to the issue [including, but not limited to,
       the securing of approvals, engaging professional
       advisors, the determination of underwriting
       arrangements, preparation and dissemination
       of relevant application documents to the regulatory
       authorities, and the securing of approvals
       from the regulatory authorities]; c) to take
       all such steps which are necessary for the
       purposes of executing the issue [including,
       but not limited to, the execution of all requisite
       documentation and the disclosure of relevant
       information in accordance with applicable laws],
       and approve to the extent that any of the above
       acts and steps that have already been undertaken
       by the Board or the Directors in connection
       with the issue; d) if there are changes in
       the regulatory policies or market conditions,
       adjust the specific proposal relating to the
       issue and related matters in accordance with
       the opinion of the regulatory authorities;
       and e) after completion of the issue, determine
       and approve matters relating to the listing
       of the relevant Company bonds

S.6    Authorize the Company, to allot, issue and deal           Mgmt          Against                        Against
       with additional shares of the Company and to
       make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       the aggregate of 20% of the Company's existing
       domestic shares and H shares [as the case may
       be] in issue at the date of passing of this
       special resolution otherwise than pursuant
       to: i) a rights issue; or ii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the 12
       month period following the passing of these
       special resolution]

S.7    Authorize the Board to increase the registered            Mgmt          Against                        Against
       capital of the Company to reflect the issue
       of shares in the Company authorized under Special
       Resolution 6, and to make such appropriate
       and necessary amendments to the Article of
       Association of the Company as they think fit
       to reflect such increases in the registered
       capital of the Company and to take any other
       action and complete any formality required
       to effect such increase of the registered capital
       of the Company

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHUNGHWA TELECOM CO LTD                                                                     Agenda Number:  701970700
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1613J108
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  TW0002412004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    To report the 2008 business operations                    Non-Voting    No vote

A.2    To report the 2008 audited reports                        Non-Voting    No vote

A.3    To report the special earnings and capital reserves       Non-Voting    No vote
       report according to the Article 17 Clause 1
       of the guidelines for acquisition or disposal
       of asset by the Public Companies

B.1    Approve the 2008 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2008 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 3.83 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve the issuance of new shares from capital           Mgmt          For                            For
       reserves, proposed bonus issue: 100 for 1,000
       shares held

B.5    Approve the proposal of capital reduction                 Mgmt          For                            For

B.6    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B.7    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.8    Approve to revise the procedures of endorsements          Mgmt          For                            For
       and guarantee

B.9    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 CITIC PAC LTD                                                                               Agenda Number:  701916148
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1639J116
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  HK0267001375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.A    Re-elect Mr. Peter Lee Chung Hing as a Director           Mgmt          For                            For

2.B    Re-elect Mr. Milton Law Ming To as a Director             Mgmt          For                            For

2.C    Re-elect Mr. Wang Ande as a Director                      Mgmt          Against                        Against

2.D    Re-elect Mr. Alexander Reid Hamilton as a Director        Mgmt          Against                        Against

2.E    Re-elect Mr. Hansen Loh Chung Hon as a Director           Mgmt          For                            For

2.F    Re-elect Mr. Zhang Jijing as a Director                   Mgmt          For                            For

2.G    Re-elect Mr. Ju Weimin as a Director                      Mgmt          For                            For

3.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Board of Directors
       to fix their remuneration

4.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this Resolution, to exercise during or after
       the relevant period all the powers of the Company
       to allot, issue and dispose of additional shares
       in the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such powers, the aggregate
       nominal value of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Company
       pursuant to the mandate in this Resolution,
       otherwise than pursuant to i) Rights Issue
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the officers and/or employees of the
       Company and/or any of its subsidiaries of shares
       or rights to acquire shares of the Company
       or iii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company pursuant to the Articles of
       Association of the Company from time to time,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of this Resolution and
       the said mandate shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

5.     Authorize the Directors of the Company to exercise        Mgmt          For                            For
       during the relevant period all the powers of
       the Company to purchase or otherwise acquire
       shares of the Company in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       The Stock Exchange of Hong Kong Limited, provided
       that the aggregate nominal amount of shares
       so purchased or otherwise acquired shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this Resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

6.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       4 and 5, the aggregate nominal amount of the
       shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 5 shall
       be added to the aggregate nominal amount of
       the shares which may be issued pursuant to
       Resolution 4




--------------------------------------------------------------------------------------------------------------------------
 CLP HLDGS LTD                                                                               Agenda Number:  701862268
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1660Q104
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  HK0002007356
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend of HKD 0.92 per share            Mgmt          For                            For

3.A    Re-elect Mr. Ian Duncan Boyce as Director                 Mgmt          For                            For

3.B    Re-elect Dr. Lee Yui Bor as Director                      Mgmt          For                            For

3.C    Re-elect Mr. Jason Holroyd Whittle as Director            Mgmt          For                            For

3.D    Re-elect Mr. Lee Ting Chang Peter as Director             Mgmt          For                            For

3.E    Re-elect Mr. Peter William Greenwood as Director          Mgmt          For                            For

3.F    Re-elect Mr. Rudolf Bischof as Director                   Mgmt          For                            For

3.G    Re-elect Mr. William Elkin Mocatta as Director            Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix Auditors' remuneration for the YE 31
       DEC 2008

5.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and dispose of additional shares of the
       Company make or grant offers, agreements, options
       or warrants which would or might require the
       exercise of such powers, during and after the
       relevant period, the aggregate nominal value
       of share capital allotted or agreed to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors of the Company pursuant to:
       i) a rights issue, or ii) any option scheme
       or similar arrangement or iii] any scrip dividend
       or similar arrangement, not exceeding 5% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of this
       resolution and the said mandate shall be limited
       accordingly; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law to be held]

6.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       or otherwise acquire shares of HKD 5.00 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       provided that the aggregate nominal amount
       of shares so purchased or otherwise acquired
       does not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by law to be held]

7.     Approve, conditional upon the passing of Resolution       Mgmt          Against                        Against
       5 and 6, that the aggregate nominal amount
       of the shares which are purchased or otherwise
       acquired by the Company pursuant to Resolution
       6 be added to the aggregate nominal amount
       of the shares which may be issued pursuant
       to Resolution 5

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  701902163
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1662W117
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

A.1    Receive and approve the audited statement of              Mgmt          For                            For
       accounts together with the report of the Directors
       and Independent Auditors report thereon for
       the YE 31 DEC 2008

A.2    Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

A.3.1  Re-elect Mr. Wu Guangqi as an Executive Director          Mgmt          For                            For

A.3.2  Re-elect Mr. Cao Xinghe as a Non-executive Director       Mgmt          For                            For

A.3.3  Re-elect Mr. Wu Zhenfang as a Non-executive               Mgmt          For                            For
       Director

A.3.4  Re-elect Dr. Edgar W.K. Cheng as an Independent           Mgmt          For                            For
       Non-Executive Director

A.3.5  Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of each of the Directors

A.4    Re-appoint the Company's Independent Auditors             Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

B.1    Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       during the Relevant Period [as hereinafter
       specified], to repurchase shares in the capital
       of the Company on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange for this purpose [Recognized
       Stock Exchange], subject to and in accordance
       with all applicable Laws, Rules and regulations
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited [the Listing Rules], or
       of any other Recognized Stock Exchange and
       the articles of association [the Articles]
       of the Company; the aggregate nominal amount
       of shares of the Company which the Company
       is authorized to repurchase pursuant to the
       approval in this resolution shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of the passing of this resolution;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next annual
       general meeting of the Company is required
       by any applicable laws or the Articles of the
       Company to be held]

B.2    Authorize the Directors, subject to the following         Mgmt          Against                        Against
       provisions of this resolution, during the Relevant
       Period [as hereinafter specified], to allot,
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including bonds,
       notes, warrants, debentures and securities
       convertible into shares of the Company] which
       would or might require the exercise of such
       powers be and is hereby generally and unconditionally
       approved; to make or grant offers, agreements
       and options [including bonds, notes, warrants,
       debentures and securities convertible into
       shares of the Company] which would or might
       require the exercise of such powers after the
       end of the Relevant Period; the aggregate nominal
       amount of share capital of the Company allotted
       or agreed conditionally or unconditionally
       to be allotted, issued or dealt with [whether
       pursuant to an option or otherwise] by the
       Directors pursuant to the approval in this
       resolution, otherwise than pursuant to: i)
       a Rights Issue [as hereinafter specified];
       ii) an issue of shares pursuant to any specific
       authority granted by shareholders of the Company
       in general meeting, including upon the exercise
       of rights of subscription or conversion under
       the terms of any warrants issued by the Company
       or any bonds, notes, debentures or securities
       convertible into shares of the Company; iii)
       an issue of shares pursuant to the exercise
       of any option granted under any share option
       scheme or similar arrangement for the time
       being adopted by the Company and/or any of
       its subsidiaries; iv) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of the Company; or v) any
       adjustment, after the date of grant or issue
       of any options, rights to subscribe or other
       securities referred to above, in the price
       at which shares in the Company shall be subscribed,
       and/or in the number of shares in the Company
       which shall be subscribed, on exercise of relevant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with, or as contemplated by, the terms of such
       options, rights to subscribe or other securities,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next annual general meeting of the Company
       is required by any applicable laws or the Articles
       of the Company to be held]

B.3    Authorize the Directors, subject to the passing           Mgmt          Against                        Against
       of the Resolutions Numbered B.1 and B.2, to
       allot, issue and deal with additional shares
       of the Company pursuant to Resolution Numbered
       B.2 be and hereby extended by the addition
       to it of an amount representing the aggregate
       nominal amount of the shares in the capital
       of the Company which are repurchased by the
       Company pursuant to and since the granting
       to the Company of the general mandate to repurchase
       shares in accordance with resolution numbered
       B1 set out in this notice, provided that such
       extended amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of the
       passing of this resolution

S.C.1  Amend Article 85 of the Articles of Association           Mgmt          For                            For
       of the Company as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN THE TEXT OF THE COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DAPHNE INTL HLDGS LTD                                                                       Agenda Number:  701919651
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2830J103
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  KYG2830J1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANKS YOU.

1.     Receive the audited accounts of the Company               Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.A    Re-elect Mr. Chen Ying-Chieh as a Director                Mgmt          For                            For

3.B    Re-elect Mr. Chen Hsien Min as a Director                 Mgmt          For                            For

3.C    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.A    Authorize the Directors of the Company ["Directors"],     Mgmt          For                            For
       during the Relevant Period, to repurchase issued
       shares of the Company of HKD 0.10 each on The
       Stock Exchange of Hong Kong Limited [the "Stock
       Exchange"] or on any other Stock Exchange on
       which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission and the Stock Exchange for this
       purpose, under the Hong Kong Code of share
       repurchase, subject to and in accordance with
       all applicable laws and requirements of the
       Rules Governing the Listing of Securities on
       the Stock Exchange or of any other Stock Exchange
       as amended from time to time; the approval
       in paragraph [a] shall be in addition to any
       other authorization given to the Directors
       and shall authorize the Directors on behalf
       of the Company during the relevant period to
       procure the Company to repurchase its own shares
       at a price to be determined by the Directors;
       the aggregate nominal amount of shares of the
       Company to be repurchased the Company pursuant
       to the approval in paragraph [a] above shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution,
       and the said approval shall be limited accordingly;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of Association of the Company
       to be held]

5.B    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and otherwise deal with additional ordinary
       shares of the Company and to make or grant
       offers, agreements and options [including bonds,
       warrants and debentures convertible into shares
       of the Company] which would or might require
       the exercise of such powers, subject to and
       in accordance with all applicable laws during
       the relevant period; the approval in paragraph
       [a] above, shall be in addition to any other
       authorizations given to the Directors and shall
       authorize the Directors during the relevant
       period to make or grant offers, agreements
       and options [including bonds, warrants and
       debentures convertible into shares of the Company]
       which would or might require the exercise of
       such powers after the end of the Relevant Period,
       the aggregate nominal amount of share capital
       allotted, issued or otherwise dealt with or
       agreed conditionally or unconditionally to
       be allotted, issued or otherwise dealt with
       [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval granted
       in paragraph [a] above, otherwise than pursuant
       to [i] a rights issue [as specified]; or [ii]
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Articles of
       Association of the Company; or [iii] the exercise
       of any options granted under the share option
       scheme or similar arrangement for the time
       being adopted or to be adopted for the grant
       or issue of shares or rights to acquire shares
       of the Company approved by the Stock Exchange,
       shall not exceed 20% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing this resolution;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of Association of the Company
       to be held]

5.C    Approve, conditional upon passing of Resolutions          Mgmt          Against                        Against
       5A and 5B the general mandate granted to the
       Directors pursuant to Resolution 5B be extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company as stated in Resolution 5A above
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution

S.6    Amend, Clause 1, 2, 4, 6 and 7 of the Memorandum          Mgmt          For                            For
       of Association of the Company as specified
       and the Articles 2, 4, 7A, 9, 10, 11C, 12A,
       13, 44, 47, 55, 58, 59, 60, 61, 68, 69, 70,
       71, 72, 73, 74, 77, 81, 82, 83, 86, 104(B),
       159, 160, 164, 165 and 171 of the Articles
       of Association of the Company as specified;
       approve and adopt the Memorandum and Articles
       of Association of the Company consolidating
       all of the proposed amendments referred to
       in this resolution above and all previous amendments
       made pursuant to resolutions passed by the
       members of the Company as specified, as the
       amended as restated Memorandum and Articles
       of Association of the Company in substitution
       for and to the exclusion of all the existing
       Memorandum and Articles of Association of the
       Company with immediate effect




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  701758306
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759B107
    Meeting Type:  SGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the revision of the annual cap for the            Mgmt          Abstain                        Against
       FYE 31 MAR 2009 in relation to the purchases
       of the Products and Services [as specified]
       by the Company and/or its subsidiaries from
       Lenovo Group Limited and/or its subsidiaries
       on a continuing and regular basis from HKD
       2,576,448,000 to HKD 2,950,818,200 and authorize
       any one Director of the Company to execute
       all such other documents, instruments or agreements
       and to do or take all such actions or things
       as such Director considers necessary or desirable
       to implement and/or give effect to such revision

2.     Approve and ratify the New Master Purchases               Mgmt          Abstain                        Against
       Agreement [the details of which are set out
       in the Circular, a copy of which has been produced
       to the meeting marked A and signed by the Chairman
       of the meeting for identification purpose],
       the transactions contemplated there under and
       the Proposed Annual Caps [as specified]; authorize
       any one Director of the Company to execute
       all such other documents, instruments or agreements
       and to do or take all such actions or things
       as such Director considers necessary or desirable
       to implement and/or give effect to the terms
       of the New Master Purchases Agreement and the
       transactions contemplated there under

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DONGFENG MTR GROUP CO LTD                                                                   Agenda Number:  701937558
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y21042109
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  CNE100000312
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       [the Board] of the Company for the YE 31 DEC
       2008

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2008

3.     Approve the report of the International Auditors          Mgmt          For                            For
       and audited financial statements of the Company
       for the YE 31 DEC 2008

4.     Approve the Profit Distribution Proposal of               Mgmt          For                            For
       the Company for the YE 31 DEC 2008, and authorize
       the Board to deal with all the issues relating
       to the distribution of the final dividend for
       the year 2008

5.     Authorize the Board to deal with all issues               Mgmt          For                            For
       in relation to the Company's distribution of
       interim dividend for the year 2009 at its absolute
       discretion [including, but not limited to,
       determining whether to distribute interim dividend
       for the year 2009]

6.     Re-appoint Ernst & Young as the Overseas Auditors         Mgmt          For                            For
       of the Company, and Ernst & Young Hua Ming
       as the Domestic Auditors of the Company for
       the year 2009 to hold office until the conclusion
       of next AGM, and authorize the Board to fix
       their remuneration

7.     Authorize the Board to determine the remuneration         Mgmt          For                            For
       of the Directors and the Supervisors of the
       Company for the year 2009

8.     Authorize Mr. Qiao Yang, the General Manager              Mgmt          Against                        Against
       of the Finance and Accounting Department of
       the Company, during his term of employment,
       at his discretion, to deal with the provision
       of guarantee for the bank loans with a cap
       not exceeding RMB 30 million each

S.9    Authorize the Board, in accordance with the               Mgmt          Against                        Against
       relevant requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited, the Articles of Association
       of the Company and the applicable Laws and
       regulations of the PRC, to allot issue and
       deal with, either separately or concurrently,
       additional domestic share and H shares and
       to make or grant offers, agreements, options
       and powers of exchange or conversion which
       might require the exercise of such powers,
       and make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       the aggregate of 20% of the aggregate nominal
       amount of the Domestic shares and H shares
       in issue at the date of passing this resolution
       otherwise than pursuant to: i) rights issue
       or ii) any scrip dividend or similar arrangement
       providing for allotment of shares in lieu of
       the whole or part of a dividend on shares of
       the Company in accordance with in the Articles
       of Association of the Company [Authority expires
       at the conclusion of the next AGM of the Company
       or the expiration of the period of 12 months
       from the date of passing of this special resolution]
       and to make corresponding amendments to the
       Articles of Association of the Company as it
       thinks as it thinks fit so as to reflect the
       new capital structure upon the allotment or
       issue of shares as provided in this resolution




--------------------------------------------------------------------------------------------------------------------------
 FAR EASTERN TEXTILE CO LTD                                                                  Agenda Number:  702025378
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y24374103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  TW0001402006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 550447 DUE TO RECEIPTS OF DIRECTORS NAME.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 financial statements                             Non-Voting    No vote

A.3    The 2008 audited reports                                  Non-Voting    No vote

A.4    The status of the Corporate bonds                         Non-Voting    No vote

B.1    Approve the 2008 financial statements                     Mgmt          For                            For

B.2    Approve the 2008 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.8 per share

B.3    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.4    Approve the issuance of new shares, proposed              Mgmt          For                            For
       stock dividend:20 for 1,000 shares held

B.5.1  Elect Mr. Douglas Tong HSU, Shareholder No.               Mgmt          For                            For
       08 as a Director

B.5.2  Elect Mr. Johnny Shih, Shareholder No. 7618               Mgmt          For                            For
       as a Director

B.6    Approve to release the prohibition on the Directors       Mgmt          For                            For
       from participation in competitive business

B.6    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 FIRST FINL HLDG CO LTD                                                                      Agenda Number:  701922886
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2518F100
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  TW0002892007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 559481 DUE RECEIPT OF DIRECTORS AND SUPERVISORS
       NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 Audited reports                                  Non-Voting    No vote

B.1    Approve the 2008 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2008 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.5 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, proposed stock dividend: 25 for 1,000
       shares held

B41.1  Elect Ms. Song Jie Xin as a Director: FCB Labor           Mgmt          For                            For
       Union Shareholder no.:4400806

B41.2  Elect Mr. Chen An Fu as Director: Global Investment       Mgmt          For                            For
       Co., Ltd Shareholder no.:4562879

B41.3  Elect Mr. Chen Xiao Song as a Director: Global            Mgmt          For                            For
       Investment Co., Ltd Shareholder no.:4562879

B41.4  Elect Mr. Chen Tien Yuan as a Director: Golden            Mgmt          For                            For
       Garden Investment Shareholder no.:4130115

B41.5  Elect Mr. Chang Chi Hsun as a Director: Shareholder       Mgmt          For                            For
       no.:4508935

B42.1  Elect Ms. Song Jie Xinas the Supervisor: FCB              Mgmt          For                            For
       Labor Union Shareholder no.:4400806

B42.2  Elect Mr. Lin Chun Chung as the Supervisor:               Mgmt          For                            For
       Shareholder no.:0340236

B42.3  Elect Mercuries Jeantex Ltd as the Supervisor:            Mgmt          For                            For
       Shareholder no.:2417327

B43.1  Elect Mr. Tsun Siou Lee as a Independent Director         Mgmt          For                            For
       Id no.:N103324616

B43.2  Elect Mr. Yaw Huei Huang as a Independent Director:       Mgmt          For                            For
       Id no.:K101720038

B43.3  Elect Mr. Day Yaug Liu as a Independent Director:         Mgmt          For                            For
       Id no.:H102297161

B.5    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 FUBON FINL HLDG CO LTD                                                                      Agenda Number:  701773574
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26528102
    Meeting Type:  EGM
    Meeting Date:  05-Dec-2008
          Ticker:
            ISIN:  TW0002881000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 512950 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve to acquire Ing Life Insurance Co. Limited         Mgmt          For                            For
       for US 600 million, the subordinated debt issuance
       and its issued subordinated Corporate Bonds
       via private placement

2.     No other proposals and extraordinary motions              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FUBON FINL HLDG CO LTD                                                                      Agenda Number:  701924854
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26528102
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  TW0002881000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 546044 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       COMMENT HAS BEEN DELETED. THANK YOU                       Non-Voting    No vote

A.1    To report the 2008 business operations                    Non-Voting    No vote

A.2    To report the 2008 Audited reports                        Non-Voting    No vote

A.3    To report the status of the corporate bonds               Non-Voting    No vote
       via private placement

B.1    Approve the 2008 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2008 profit distribution [there               Mgmt          For                            For
       is no dividend will be distributed]

B.3    Approve that the Company intends to develop               Mgmt          For                            For
       a plan for the long term raising of capital
       and authorize the Board of Directors to take
       appropriate measures at the appropriate time
       to proceed

B.4    Approve the revision to the procedure of asset            Mgmt          For                            For
       acquisition or disposal

B.5    Elect Mr. K. C. Chen, ID NO.: A210358712 as               Mgmt          For                            For
       an Independent Director to the 4th term of
       Board of Directors

B.6    Approve to release the prohibition on the Directors       Mgmt          For                            For
       from participation in competitive business

B.7    Extraordinary motions                                     Mgmt          Abstain                        For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR'S NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG INVT LTD                                                                          Agenda Number:  701932279
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2929L100
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  HK0270001396
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and consider the audited consolidated             Mgmt          For                            For
       financial statements and the reports of the
       Directors of the Company [the "Directors"]
       and the Auditors of the Company [the "Auditors"]
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.1    Re-elect Mr. Li Wenyue as a Director of the               Mgmt          For                            For
       Company

3.2    Re-elect Mr. Cheng Mo Chi, Moses as a Director            Mgmt          For                            For
       of the Company [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2012 or 30 JUN 2012 in accordance
       with the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.3    Re-elect Mr. Zhai Zhiming as a Director of the            Mgmt          Against                        Against
       Company [Authority expires the earlier of the
       conclusion of the AGM of the Company to be
       held in 2012 or 30 JUN 2012 in accordance with
       the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.4    Re-elect Mr. Sun Yingming as a Director of the            Mgmt          For                            For
       Company [Authority expires the earlier of the
       conclusion of the AGM of the Company to be
       held in 2012 or 30 JUN 2012 in accordance with
       the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.5    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of Directors

4.     Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Board to fix their remuneration

5.     Authorize the Directors, subject to the other             Mgmt          Against                        Against
       provisions of this resolution and pursuant
       to Section 57B of the Companies Ordinance [Chapter
       32 of the Laws of Hong Kong], to allot, issue
       and deal with ordinary shares of HKD 0.50 in
       the capital of the Company and make or grant
       offers, agreements and options or warrants
       which would or might require the exercise of
       such powers be and is hereby generally and
       unconditionally approved; during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company, otherwise than pursuant
       to i) a Rights Issue or ii) the exercise of
       the subscription or conversion rights attaching
       to any warrants, preference shares, convertible
       bonds or other securities issued by the Company
       which are convertible into ordinary Shares
       or iii) the exercise of options granted by
       the Company under any option scheme or similar
       arrangement for the time being adopted for
       the grant to Directors, officers and/or employees
       of the Company and/or any of its subsidiaries
       and/or other eligible person [if any] of rights
       to acquire ordinary Shares or iv) any scrip
       dividend or similar arrangement providing for
       the allotment of Ordinary Shares in lieu of
       the whole or part of a dividend on the ordinary
       Shares; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by the
       Articles or any applicable laws of the Hong
       Kong Special Administrative Region of the People's
       Republic of China [Hong Kong] to be held]

6.     Authorize the Directors during the Relevant               Mgmt          For                            For
       Period of all the powers of the Company to
       repurchase Ordinary Shares on The Stock Exchange
       of Hong Kong Limited [the "Hong Kong Stock
       Exchange"] or on any other stock exchange on
       which the securities of the Company may be
       listed and authorized by the Securities and
       Futures Commission and the Hong Kong Stock
       Exchange under the Hong Kong Code on Share
       Repurchases for this purpose, subject to and
       in accordance with all applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Hong Kong Stock
       Exchange or any other stock exchange as amended
       from time to time, be and is hereby generally
       and unconditionally approved; the aggregate
       nominal amount of the Ordinary Shares which
       the Company is authorized to repurchase pursuant
       to the approval in paragraph (a) of this resolution
       shall not exceed 10% of the aggregate nominal
       amount of the Ordinary Shares in issue as at
       the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of Hong Kong to be held]

7.     Authorize the Directors, conditional upon the             Mgmt          Against                        Against
       passing of Resolutions 05 and 06 set out in
       the notice convening this meeting, the aggregate
       nominal amount of the number of Ordinary Shares
       which are repurchased by the Company under
       the authority granted to the Directors as mentioned
       in the said Resolution 06 shall be added to
       the aggregate nominal amount of share capital
       that may be allotted, issued or dealt with
       or agreed conditionally or unconditionally
       to be allotted, issued or dealt with by the
       Directors pursuant to the approval in the said
       Resolution 05

S.8    Amend the Articles of Association of the Company          Mgmt          For                            For
       as follows: Article 66A; 69A; 77; 78A; 134A
       as specified




--------------------------------------------------------------------------------------------------------------------------
 HANG SENG BK LTD                                                                            Agenda Number:  701864894
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30327103
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  HK0011000095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.a    Elect Mrs. Margaret K.M.Y. Leung as a Director            Mgmt          For                            For

2.b    Re-elect Mr. Patrick K.W. Chan as a Director              Mgmt          For                            For

2.c    Re-elect Mr. Peter T.C. Lee as a Director                 Mgmt          For                            For

2.d    Re-elect Mr. Richard Y.S. Tang as a Director              Mgmt          For                            For

2.e    Re-elect Mr. Peter T.S. Wong as a Director                Mgmt          For                            For

3.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Directors to fix their remuneration

4.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares of the Company during the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital on the Stock
       Exchange of Hong Kong Limited or any other
       Stock Exchange recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange of the Hong Kong Limited under
       the Hong Kong Code on share repurchases; [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM of the Company is required
       by the Companies ordinance to be held]

5.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company and make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding where the
       shares to be allotted wholly for cash, 5% and
       in any event 20% of the aggregate nominal amount
       of the share capital of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       the exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; or iii) the exercise
       of options or similar arrangement; or iv) any
       scrip dividend or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies ordinance
       to be held]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HONG KONG EXCHANGES & CLEARING LTD                                                          Agenda Number:  701885052
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3506N139
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  HK0388045442
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 545726 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR"AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the Audited accounts for             Mgmt          For                            For
       the YE 31 DEC 2008 together with the reports
       of the Directors and Auditor thereon

2.     Declare a final dividend of HKD 1.80 per share            Mgmt          For                            For

3.A    Elect Mr. Ignatius T C Chan as a Director                 Mgmt          For                            For

3.B    Elect Mr. John M M Williamson as a Director               Mgmt          For                            For

3.C    Elect Mr. Gilbert K T Chu as a Director                   Mgmt          Against                        Against

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of HKEx and to authorize the Directors to fix
       their remuneration

5.     Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to repurchase shares of HKEx, not exceeding
       10% of the issued share capital of HKEx as
       at the date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG ELEC HLDGS LTD                                                                     Agenda Number:  701824042
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y33549117
    Meeting Type:  EGM
    Meeting Date:  16-Mar-2009
          Ticker:
            ISIN:  HK0006000050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''FOR" OR "AGAINST" FOR BELOW RESOLUTION.
       THANK YOU.

1.     Approve, the acquisition by the Company of the            Mgmt          For                            For
       entire issued share capital of Outram Limited
       [Outram] on the terms and subject to the conditions
       of the agreement made between the Company and
       Cheung Kong Infrastructure Holdings Limited
       [CKI] dated 05 FEB 2009 [the Agreement], as
       specified, the Company's entry into or carrying
       out of the related transactions as contemplated
       under the Agreement, including without limitation
       the entering into of an operation and management
       contract between CKI and Outram on completion
       of the Agreement [the Operation and Management
       Contract], as specified, its terms and conditions
       [including the annual caps for fees payable
       thereunder], and the Company's entry into or
       carrying out of the related transactions as
       contemplated under the Operation and Management
       Contract [the related transactions under the
       Agreement and the Operation and Management
       Contract are hereinafter collectively referred
       to as the Transactions], as specified, and
       the implementation, exercise or enforcement
       of any of the rights, and performance of any
       of the obligations under the Agreement, the
       Operation and Management Contract and/or the
       transactions; and authorize any 2 Executive
       Directors of the Company to execute all such
       documents and deeds [and if necessary apply
       the common seal of the Company thereto] and
       do and authorize all such acts, matters and
       things as they may in their discretion consider
       necessary or desirable on behalf of the Company
       for the purpose of implementing, and otherwise
       in connection with, the Agreement, the Operation
       and Management Contract and the Transactions,
       and authorize the implementation, exercise
       or enforcement of any of the rights, and performance
       of any of the obligations under the Agreement
       and/or the Operation and Management Contract
       and/or any deed, document, undertaking or obligation
       entered into or associated with the Agreement,
       the Operation and Management Contract and/or
       the Transactions, including agreeing any modifications,
       amendments, waivers, variations or extensions
       of the Agreement, the Operation and Management
       Contract and/or any deed, document, undertaking
       or obligation entered into or associated with
       the Agreement, the Operation and Management
       Contract and/or the Transactions, as such directors
       may deem fit

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HTC CORP                                                                                    Agenda Number:  702002798
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3194T109
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  TW0002498003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 538902 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 audited report                                   Non-Voting    No vote

A.3    The revision to the rules of the Board meeting            Non-Voting    No vote

A.4    The status of buyback treasury stock                      Non-Voting    No vote

B.1    Approve the 2008 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2008 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 27 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, and staff bonus, proposed stock dividend:
       50 for 1,000 shares held

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.6    Approve the revision to the procedures of trading         Mgmt          For                            For
       derivatives

B.7    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.8    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.9    Elect Mr. Hochen Tan as a Director, Shareholder           Mgmt          For                            For
       No: D101161444

B.10   Extraordinary Motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HUANENG POWER INTERNATIONAL INC                                                             Agenda Number:  701937938
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3744A105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  CNE1000006Z4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU

1.     Approve the working report from the Board of              Mgmt          For                            For
       Directors of the Company for the year 2008

2.     Approve the working report from the Supervisory           Mgmt          For                            For
       Committee of the Company for the year 2008

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company for the year 2008

4.     Approve the Profit Distribution Plan of the               Mgmt          For                            For
       Company for the year 2008

5.     Appoint the Company's Auditors for the year               Mgmt          For                            For
       2009

6.     Approve the transfer of interest in Tianjin               Mgmt          For                            For
       Yangliuqing Co-generation Limited Liability
       Company

7.     Approve the transfer of interest in Huaneng               Mgmt          For                            For
       Beijing Co-generation Limited Liability Company

S.8    Amend the Articles of Association of the Company          Mgmt          For                            For

S.9    Authorize the Company, to issue within the PRC            Mgmt          Against                        Against
       short-term debentures of a principal amount
       up to RMB 10 Billion [in either 1 or multiple
       tranches] within 12 months from the date on
       which shareholders' approval is obtained; (ii)
       an unconditional general mandate to be given
       to the Company's Board of Directors or any
       2 or more Directors to determine the terms
       and conditions and other relevant matters in
       relation to the respective tranches of the
       issue of short-term debentures in accordance
       with the need of the Company and the market
       conditions, including but not limited to the
       final principal amount of the short-term debentures
       to be issued and the term thereof within the
       prescribed scope as specified, the execution
       of all necessary legal documents, and the conduct
       of appropriate information disclosures




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON WHAMPOA LTD                                                                       Agenda Number:  701882854
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38024108
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0013000119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the statement of audited accounts       Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Li Ka-Shing as a Director                    Mgmt          For                            For

3.2    Re-elect Mrs. Chow Woo Mo Fong, Susan as a Director       Mgmt          For                            For

3.3    Re-elect Mr. Lai Kai Ming, Dominic as a Director          Mgmt          Against                        Against

3.4    Re-elect Mr. William Shumiak as a Director                Mgmt          For                            For

4.     Appoint the Auditor and authorize the Directors           Mgmt          For                            For
       to fix the Auditor's remuneration

5.     Approve the remuneration of HKD 50,000 and HKD            Mgmt          For                            For
       120,000 respectively be payable to the Chairman
       and each of the other Directors of the Company
       for each FY until otherwise determined by an
       Ordinary Resolution of the Company, provided
       that such remuneration be payable in proportion
       to the period during which a Director has held
       office in case of a Director who has not held
       office for the entire year

6.1    Approve a general mandate given to the Directors          Mgmt          Against                        Against
       to issue and dispose of additional ordinary
       shares of the Company not exceeding 20% of
       the existing issued ordinary share capital
       of the Company

6.2    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to repurchase ordinary
       shares of HKD 0.25 each in the capital of the
       Company in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited or of any other stock
       exchange, not exceeding 10% of the aggregate
       nominal amount of the ordinary share capital
       of the Company in issue at the date of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

6.3    Approve, the general granted to the Directors             Mgmt          Against                        Against
       to issue and dispose of additional ordinary
       shares pursuant to Ordinary Resolution Number
       6[1], to add an amount representing the aggregate
       nominal amount of the ordinary share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Ordinary
       Resolution Number 6[2], provided that such
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued ordinary share
       capital of the Company at the date of this
       resolution

7.     Approve, with effect from the conclusion of               Mgmt          Against                        Against
       the meeting at which this resolution is passed,
       the amendments to the 2004 Partner Share Option
       Plan as specified, and approve the same by
       the shareholders of Partner and HTIL subject
       to such modifications of the relevant amendments
       to the 2004 Partner Share Option Plan as the
       Directors of the Company may consider necessary,
       taking into account the requirements of the
       relevant regulatory authorities, including
       without limitation, The Stock Exchange of Hong
       Kong Limited, and authorize the Directors to
       do all such acts and things as may be necessary
       to carry out such amendments and [if any] modifications
       into effect




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON WHAMPOA LTD                                                                       Agenda Number:  701927052
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38024108
    Meeting Type:  EGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0013000119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve, with effect from the later of the conclusion     Mgmt          Against                        Against
       of the meeting at which this resolution is
       passed and the date on which the shares of
       Hutchison Telecommunications Hong Kong Holdings
       Limited [HTHKH, an indirect non wholly owned
       subsidiary of the Company] are admitted to
       trading on the Main Board of The Stock Exchange
       of Hong Kong Limited [the Stock Exchange],
       the rules of the Share Option Scheme of HTHKH
       [as specified] [the HTHKH Share Option Scheme],
       and authorize the Directors, acting together,
       individually or by committee, to approve any
       amendments to the rules of the HTHKH Share
       Option Scheme as may be acceptable or not objected
       to by the Stock Exchange, and to take all such
       steps as may be necessary, desirable or expedient
       to carry into effect the HTHKH Share Option
       Scheme subject to and in accordance with the
       terms thereof

2.     Approve the master agreement dated 17 APR 2009,           Mgmt          For                            For
       made between the Company and Cheung Kong [Holdings]
       Limited [CKH] [the CKH Master Agreement], setting
       out the basis upon which bonds, notes, commercial
       paper and other similar debt instruments [the
       CKH Connected Debt Securities] may be issued
       by CKH or its subsidiaries and acquired by
       the Company or its wholly owned subsidiaries
       [together the Group], as specified, and authorize
       the Directors, acting together, individually
       or by committee, to approve the acquisition
       of the CKH Connected Debt Securities, as specified
       and of which this Notice forms part [the Circular]
       as contemplated in the CKH Master Agreement
       subject to the limitations set out in the CKH
       Master Agreement; A) during the Relevant Period
       [as specified] to acquire CKH Connected Debt
       Securities; B) i) the aggregate gross purchase
       price of the CKH Connected Debt Securities
       of a particular issue to be acquired, after
       deducting any net sale proceeds of CKH Connected
       Debt Securities to be sold, by the Group [CKH
       Net Connected Debt Securities Position] during
       the Relevant Period pursuant to the approval
       shall not exceed 20% of the aggregate value
       of the subject issue and all outstanding CKH
       Connected Debt Securities of the same issuer
       with the same maturity or shorter maturities;
       ii) the aggregate amount of the CKH Net Connected
       Debt Securities Position and the HSE Net Connected
       Debt Securities Position [as specified] at
       any time during the Relevant Period shall not
       exceed HKD 16,380 million, being approximately
       20% of the Company's "net liquid assets" as
       at 31 DEC 2008 [the Reference Date]; iii) the
       CKH Connected Debt Securities shall be a) listed
       for trading on a recognized exchange, b) offered
       to qualified institutional buyers in reliance
       on Rule 144A under the U.S. Securities Act
       of 1933, as amended, c) offered to persons
       outside the United States in reliance on Regulation
       S under the U.S. Securities Act of 1933, or
       d) offered pursuant to an issue where the aggregate
       value of such issue and all other outstanding
       CKH Connected Debt Securities of the same issuer
       is no less than USD 500 million or its equivalent
       in other currencies permitted, and in all cases
       the CKH Connected Debt Securities shall be
       acquired by the Group only from the secondary
       market and on normal commercial terms arrived
       at after arm's length negotiations; iv) the
       CKH Connected Debt Securities shall be of at
       least investment grade or its equivalent; v)
       the CKH Connected Debt Securities shall not
       include zero coupon instruments or instruments
       with any imbedded option, right to convert
       into or exchange for any form of equity interest
       or derivative; vi) the CKH Connected Debt Securities
       shall be issued in any of the following currencies,
       Hong Kong Dollars, the United States Dollars,
       Canadian Dollars or such other currency as
       the Directors who have no material interest
       in the proposed acquisition of CKH Connected
       Debt Securities consider in their reasonable
       opinion as posing a risk acceptable to the
       Group having regard to the Group's assets and
       businesses from time to time; and vii) the
       CKH Connected Debt Securities shall have maturity
       not in excess of 15 years; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date on which the authority
       set out in this Resolution is revoked or varied
       by an ordinary resolution of the shareholders
       in general meeting of the Company]

3.     Approve the entering into the master agreement            Mgmt          For                            For
       dated 17 APR 2009, made between the Company
       and Husky Energy Inc. [HSE] [the HSE Master
       Agreement], setting out the basis upon which
       bonds, notes, commercial paper and other similar
       debt instruments [the HSE Connected Debt Securities]
       may be issued by HSE or its subsidiaries and
       acquired by the Group, as specified, and authorize
       the Directors, acting together, individually
       or by committee, to approve the acquisition
       of the HSE Connected Debt Securities, as specified
       and of which this Notice forms part as contemplated
       in the HSE Master Agreement subject to the
       limitations set out in the HSE Master Agreement;
       A) during the Relevant Period [as specified]
       to acquire HSE Connected Debt Securities; B)
       i) the aggregate gross purchase price of the
       HSE Connected Debt Securities of a particular
       issue to be acquired, after deducting any net
       sale proceeds of HSE Connected Debt Securities
       to be sold, by the Group [HSE Net Connected
       Debt Securities Position] during the Relevant
       Period pursuant to the approval shall not exceed
       20% of the aggregate value of the subject issue
       and all outstanding HSE Connected Debt Securities
       of the same issuer with the same maturity or
       shorter maturities; ii) the aggregate amount
       of the HSE Net Connected Debt Securities Position
       and the CKH Net Connected Debt Securities Position
       at any time during the Relevant Period shall
       not exceed HKD 16,380 million, being approximately
       20% of the Company's "net liquid assets" as
       at 31 DEC 2008 [the Reference Date]; iii) the
       HSE Connected Debt Securities shall be a) listed
       for trading on a recognized exchange, b) offered
       to qualified institutional buyers in reliance
       on Rule 144A under the U.S. Securities Act
       of 1933, as amended, c) offered to persons
       outside the United States in reliance on Regulation
       S under the U.S. Securities Act of 1933, or
       d) offered pursuant to an issue where the aggregate
       value of such issue and all other outstanding
       HSE Connected Debt Securities of the same issuer
       is no less than USD 500 million or its equivalent
       in other currencies permitted, and in all cases
       the HSE Connected Debt Securities shall be
       acquired by the Group only from the secondary
       market and on normal commercial terms arrived
       at after arm's length negotiations; iv) the
       HSE Connected Debt Securities shall be of at
       least investment grade or its equivalent; v)
       the HSE Connected Debt Securities shall not
       include zero coupon instruments or instruments
       with any imbedded option, right to convert
       into or exchange for any form of equity interest
       or derivative; vi) the HSE Connected Debt Securities
       shall be issued in any of the following currencies,
       Hong Kong Dollars, the United States Dollars,
       Canadian Dollars or such other currency as
       the Directors who have no material interest
       in the proposed acquisition of HSE Connected
       Debt Securities consider in their reasonable
       opinion as posing a risk acceptable to the
       Group having regard to the Group's assets and
       businesses from time to time; and vii) the
       HSE Connected Debt Securities shall have maturity
       not in excess of 15 years; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date on which the authority
       set out in this Resolution is revoked or varied
       by an ordinary resolution of the shareholders
       in general meeting of the Company]




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  701954718
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 571675 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the 2008 work report of the Board of              Mgmt          For                            For
       Directors of the Bank

2.     Approve the 2008 work report of the Board of              Mgmt          For                            For
       Supervisors of the Bank

3.     Approve the Bank's 2008 audited accounts                  Mgmt          For                            For

4.     Approve the Bank's 2008 Profit Distribution               Mgmt          For                            For
       Plan

5.     Approve the Bank's 2009 fixed assets investment           Mgmt          For                            For
       budget

6.     Re-appoint Ernst & Young as the International             Mgmt          For                            For
       Auditors of the Bank for 2009 for the term
       from the passing this until the conclusion
       of the next AGM and approve to fix the aggregate
       Audit fees for 2009 at RMB 153 million

7.     Approve the remuneration calculations for the             Mgmt          For                            For
       Directors and the Supervisors of the Bank for
       2008

S.8    Amend the Articles of Association of Industrial           Mgmt          For                            For
       and Commercial Bank of China Limited as specified
       and authorize the Board of Directors of the
       Bank to make amendments to the Articles of
       Association of the Bank which may be necessary
       as China Banking Regulatory Commission and
       other regulatory authorities may require

9.     Amend the Rules of Procedures for Shareholders'           Mgmt          For                            For
       general meeting of Industrial and Commercial
       Bank of China Limited as specified and authorize
       the Board of Directors of the Bank to make
       corresponding amendments to the rules of procedures
       for the shareholders general meeting pursuant
       to the Articles of Association of the Bank
       as finally approved

10.    Amend the Rules of Procedures for the Board               Mgmt          For                            For
       of Directors of Industrial and Commercial Bank
       of China Limited as specified and authorize
       the Board of Directors of the Bank to make
       corresponding amendments to the rules of procedures
       for the Board of Directors pursuant to the
       Articles of Association of the Bank as finally
       approved

11.    Amend the Rules of Procedures for the Board               Mgmt          For                            For
       of Supervisors of Industrial and Commercial
       Bank of China Limited as specified and authorize
       the Board of Supervisors of the Bank to make
       corresponding amendments to the rules of procedures
       for the Board of Supervisors pursuant to the
       Articles of Association of the Bank as finally
       approved

12.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For
       PROPOSAL: Appoint Ms. Dong Juan as an External
       Supervisor of the Bank

13.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For
       PROPOSAL: Appoint Mr. Meng Yan as an External
       Supervisor of the Bank

       To listen to the 2008 work report of the Independent      Non-Voting    No vote
       Directors of the bank

       To listen to the report on the implementation             Non-Voting    No vote
       of the rules of authorization to the Board
       of Directors of the Bank by the Shareholders




--------------------------------------------------------------------------------------------------------------------------
 LIANHUA SUPERMARKET HOLDINGS CO LTD                                                         Agenda Number:  701763561
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5279F102
    Meeting Type:  EGM
    Meeting Date:  23-Dec-2008
          Ticker:
            ISIN:  CNE1000003P2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" ONLY FOR RESOLUTIONS
       1 AND 2. THANK YOU.

1.     Authorize the Board of Directors of the Company           Mgmt          Abstain                        Against
       [the 'Board'] to adopt a new remuneration policy
       [Note 1] for the Executive Directors and Supervisors
       [who is/are entitled to receive remuneration
       from the Company] of the Company commencing
       from 01 JAN 2008 to the expiration of the term
       of the third session of the Board: and within
       the aforesaid scope of the new remuneration
       policy, to determine the remuneration and incentive
       policy and bonus distribution proportion to
       the Executive Directors and Supervisors [who
       is/are entitled to receive remuneration from
       the Company] of the Company based on the business
       performance of the Company for each year

2.     Other matters                                             Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 LITTLE SHEEP GROUP LTD                                                                      Agenda Number:  701907721
--------------------------------------------------------------------------------------------------------------------------
        Security:  G55069101
    Meeting Type:  AGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  KYG550691011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       of the Company and the reports of the Directors
       and the Auditors for the YE 31 DEC 2008

2.     Declare a final dividend of HKD cents 7.6 per             Mgmt          For                            For
       share of the YE 31 DEC 2008

3.     Re-elect Mr. Lu Wenbing as an Executive Director          Mgmt          Against                        Against

4.     Re-elect Mr. Zhang Zhanhai as an Executive Director       Mgmt          For                            For

5.     Re-elect Ms. Li Baofang as an Executive Director          Mgmt          For                            For

6.     Re-elect Mr. Chen Hongkai as an Non-executive             Mgmt          For                            For
       Director

7.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

8.     Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Board of Directors to fix Auditors
       remuneration

9.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       its shares, subject to and in accordance with
       the applicable Laws, during the Relevant Period
       [as specified], not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws to be held]

10.    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with authorized and unissued
       shares in the capital of the Company and to
       make or grant offers, agreements and options
       which might require the exercise of such power
       during and after the end of the Relevant Period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       otherwise than pursuant to: i) a rights issue;
       or ii) the exercise of options granted under
       the Share Option Schemes of the Company; or
       iii) any scrip dividend scheme or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the  Company I accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws to be held]

11.    Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       Number 9 and 10 as specified, the general mandate
       referred to in the Resolution as specified
       in Resolution Number 10 be extended by the
       addition to the aggregate nominal amount shares
       which may be allotted and issued by the Directors
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       the shares purchased by the Company pursuant
       to the mandate referred to in the Resolution
       9, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 MAANSHAN IRON & STL LTD                                                                     Agenda Number:  701931176
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5361G109
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  CNE1000003R8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the work report of the Board of Directors         Mgmt          For                            For
       for the year 2008

2.     Approve the work report of the Supervisory Committee      Mgmt          For                            For
       for the year 2008

3.     Approve the audited financial statements for              Mgmt          For                            For
       the year 2008

4.     Approve the Profit Distribution Plan for the              Mgmt          For                            For
       year 2008

5.     Appoint Ernst & Young Hua Ming and Ernst & Young          Mgmt          For                            For
       as the Company's Auditors for the year 2009
       and authorize the Board of Directors to determine
       the remuneration of the Auditors based on that
       in 2008

6.     Approve the continued provision of guarantees             Mgmt          For                            For
       for Ma Steel International Trade and Economics
       Corporation, a wholly-owned subsidiary of the
       Company

S.7    Approve the Company's issuance of debt financing          Mgmt          Against                        Against
       instrument of non-financial institutions in
       the inter-bank and bond market in an aggregate
       amount of not exceeding RMB 4 billion; that
       within 12 months from the date on which approval
       is obtained at the shareholders' general meeting,
       the Company may issue debt financing instrument
       of non-financial institutions in the inter-bank
       and bond market of a principal amount in aggregate
       of not exceeding RMB 4 billion in the PRC;
       and authorize the Board of Directors by the
       shareholders' general meeting to determine,
       within the regulatory framework, the specific
       terms and other relevant matters with respect
       to the actual issuance of such debt financing
       instrument of non-financial institutions in
       the inter-bank and bond market in accordance
       with the needs of the Company and market circumstances

S.8    Approve the "Amendments to the Articles of Association    Mgmt          For                            For
       of Maanshan Iron & Steel Company Limited" as
       specified and by the shareholders' general
       meeting and authorize the Board of Directors
       to make appropriate modifications to the wordings
       of the "Amendments to the Articles of Association"
       pursuant to the requirements of the State's
       relevant examination and approval authorities
       and to carry out other related matters




--------------------------------------------------------------------------------------------------------------------------
 MEDIATEK INCORPORATION                                                                      Agenda Number:  701964606
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5945U103
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  TW0002454006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 542643 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

B.1    Approve the 2008 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2008 profit distribution proposed             Mgmt          For                            For
       cash dividend: TWD 14per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, staff bonus proposed stock dividend:
       2 for 1,000 shares held

B.4    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans, endorsement and guarantee

B.5    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B61.1  Elect Mr. Ming-kai Tsai Shareholder No: 1 as              Mgmt          For                            For
       a Director

B61.2  Elect Mr. Jyh-jer Cho Shareholder No: 2 as a              Mgmt          For                            For
       Director

B61.3  Elect Mr. Ching-Jiang Hsieh Shareholder No:               Mgmt          For                            For
       11 as a Director

B61.4  Elect National Taiwan University Shareholder              Mgmt          For                            For
       No: 23053 Representative: Mr. Ming-Je Tang
       as a Director

B61.5  Elect National Chiao Tung University/Shareholder          Mgmt          For                            For
       No:23286 Representative: Mr. Chin-Teng Lin
       as a Director

B62.1  Elect National Tsing Hua University/Shareholder           Mgmt          For                            For
       No:48657 Representative: Mr. Chung-Lang Liu
       as a Supervisor

B62.2  Elect National Cheng Kung University/Shareholder          Mgmt          For                            For
       No:76347 Representative: Mr. Yan-Kuin Su as
       a Supervisor

B62.3  Elect Mediatek Capital Corp. Shareholder No:              Mgmt          For                            For
       2471 Representative: Mr. Paul Wang as a Supervisor

7.     Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from participation in competitive
       business

8.     Other issues and extraordinary motions                    Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 MELCO INTERNATIONAL DEVELOPMENT LTD                                                         Agenda Number:  701931063
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y59683188
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  HK0200030994
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the FYE 31 DEC 2008

2.I.A  Re-elect Mr. Tsui Che Yin, Frank as a Director            Mgmt          For                            For

2.I.B  Re-elect Mr. Ng Ching Wo as a Director                    Mgmt          For                            For

2.II   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       under the Hong Kong Code on share repurchases
       for such purposes, subject to and in accordance
       with all applicable laws and regulations, at
       such price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Ordinance to be held]

5.I    Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company and make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding the aggregate
       of a) 20% of the aggregate nominal amount of
       the issued share capital of the Company; plus
       b) the nominal amount of share capital repurchased
       [up to 10% of the aggregate nominal amount
       of the issued share capital], otherwise than
       pursuant to: (i) a rights issue, (ii) the exercise
       of any rights of subscription or conversion
       under any existing warrants, bonds, debentures,
       notes and other securities issued by the Company
       which carry rights to subscribe for or are
       convertible into shares of the Company, (iii)
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company or
       (iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Ordinance to be held]

5.II   Authorize the Directors of the Company referred           Mgmt          Against                        Against
       to in Resolution 5.I as specified in respect
       of the share capital of the Company referred
       to in Resolution 5.I as specified

6.     Approve the proposed amendments to the terms              Mgmt          Against                        Against
       of the share option scheme adopted by the Company
       at its EGM on 08 MAR 2002 [referred to as Revised
       Share Option Scheme after the proposed amendments
       have been approved and incorporated], on dated
       29 APR 2009, as specified, and authorize the
       Board of Directors of the Company to do all
       such acts and to enter into all such transactions
       and arrangements as may be necessary or expedient
       in order to give effect to the Revised Share
       Option Scheme

S.7    Amend the Articles 2, 3, 5(B), 8, 67, 74, 75,             Mgmt          For                            For
       76, 77, 78, 80, 83, 87, 88, 89, 102(H), 102(I),
       152, 167, 171, 173, 174 and 177 of the Articles
       of Association of the Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 MTR CORP LTD                                                                                Agenda Number:  701925820
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6146T101
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  HK0066009694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited Statement of             Mgmt          For                            For
       accounts and the reports of the Directors and
       the Auditors of the Company for the YE 31 DEC
       2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.a    Re-elect Dr. Raymond Chien Kuo-fung as a member           Mgmt          For                            For
       of the Board of Directors of the Company

3.b    Re-elect Mr. T. Brian Stevenson as a member               Mgmt          For                            For
       of the Board of Directors of the Company

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Board of Directors to determine
       their remuneration

5.     Authorize the Directors, to allot, issue, grant,          Mgmt          Against                        Against
       distribute and otherwise deal with additional
       shares and make, issue or grant offers, agreements,
       options warrants and other securities during
       or after the end of the relevant period, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company;
       and the aggregate nominal amount of share capital
       purchased by the Company subsequent to the
       Passing of this Resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of passing of this
       resolution]; otherwise than pursuant to: i)
       a rights issue; or ii) any Option Scheme or
       similar arrangement for the time being adopted
       for the grant or issue to the members of the
       Executive Directorate and/or officers and/or
       employees of the Company and/or any of its
       subsidiaries of Shares or rights to acquire
       Shares, including without limitation pursuant
       to the Rules of the Company's Pre-Global Offering
       Share Option Scheme, the Rules of the Company's
       New Joiners Share Option Scheme and also the
       Rules of the Company's 2007 Share Option Scheme;
       or iii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       by the Company or any securities which are
       convertible into shares; or iv) any scrip dividend
       or similar arrangement provided for the allotment
       of Shares in lieu of the whole or part of a
       divided on Shares pursuant to the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is required by the Articles of
       Association of the Company or by Law to be
       held] and shares means shares of all classes
       in the capital of the Company and warrants
       and other securities which carry a right to
       subscribe or purchase shares in the Company

6.     Authorize the Board of Directors, to purchase             Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange in accordance with all applicable
       laws, including the Hong King Code on share
       repurchases and the Rules Governing the Listing
       of Securities on the Stock Exchange of Hong
       Kong Limited as amended from time to time,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is required by the
       Articles of Association of the Company or by
       Law to be held]; and shares means shares of
       all classes in the capital of the Company and
       warrants and other securities which carry a
       right to subscribe or purchase shares in the
       Company

7.     Approve conditional upon the passing of Resolutions       Mgmt          Against                        Against
       5 and 6, the exercise by the Board of Directors
       of the powers referred to in Resolution 5 in
       respect of the share capital of the Company
       referred to in Resolution 5

S.8    Amend Article 138 and Article 141 of the Articles         Mgmt          For                            For
       of Association of the Company, as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEV LTD                                                                           Agenda Number:  701955467
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y63084126
    Meeting Type:  EGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  HK0017000149
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the Sale and Purchase Agreement dated             Mgmt          For                            For
       30 APR 2009 entered into between New World
       China Property Limited and Guilherme Holdings
       [Hong Kong] Limited [the "Sale and Purchase
       Agreement"] [a copy of the Sale and Purchase
       Agreement marked "A" has been produced to the
       Meeting and signed by the Chairman of the Meeting
       for the purpose of identification] relating
       to [i] the acquisition of a 52.5% equity interest
       in [Shanghai Trio Property Development Company
       Ltd] by New World China Property Limited from
       Guilherme Holdings [Hong Kong] Limited; and
       [ii] the disposal of a 50% equity interest
       in [Shanghai Juyi Real Estate Development Company
       Ltd] by New World China Property Limited to
       Guilherme Holdings [Hong Kong] Limited, [b]
       authorize any 1 Director of the Company for
       and on behalf of the Company to take all steps
       necessary or expedient in his/her opinion to
       implement and/or give effect to the terms of
       the Sale and Purchase Agreement and all transactions
       contemplated there under and all other matters
       incidental thereto or in connection therewith;
       and [c] and to execute all such documents,
       instruments and agreements and to do all such
       acts or things incidental to, ancillary to
       or in connection with the matters contemplated
       under the Sale and Purchase Agreement




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEVELOPMENT CO LTD                                                                Agenda Number:  701785997
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y63084126
    Meeting Type:  EGM
    Meeting Date:  31-Dec-2008
          Ticker:
            ISIN:  HK0017000149
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify, the sale and purchase agreement       Mgmt          Abstain                        Against
       dated 03 DEC 2008 entered into among i) New
       World China Land Limited; ii) New World Development
       [China] Limited; iii) New World China Property
       Limited; iv) Mr. Doo Wai-Hoi, William; v) Stanley
       Enterprises Limited; vi) Grand China Enterprises
       Limited; and vii) Golden Wealth Investment
       Limited [the Agreement] [as specified] relating
       to the acquisitions by New World China Land
       Limited [through its wholly-owned subsidiaries]
       of additional interests in Ramada Property
       Ltd., Faith Yard Property Limited, Fortune
       Star Worldwide Limited and [Shanghai New World
       Huai Hai Property Development Co., Ltd.,] and
       the disposal by New World China Land Limited
       [through its wholly-owned subsidiary or itself]
       of interests in [Shanghai Juyi Real Estate
       Development Co., Ltd.,] and [Shanghai New World
       Shangxian Lane Development Ltd.,] and the transactions
       contemplated there under; and authorize any
       1 Director of the Company for and on behalf
       of the Company, to take all steps necessary
       or expedient in his/her opinion to implement
       and/or give effect to the terms of the Agreement
       and all transactions contemplated there under
       and all other matters incidental thereto or
       in connection therewith; and to execute all
       such documents, instruments and agreements
       and to do all such acts or things incidental
       to, ancillary to or in connection with the
       matters contemplated under the Agreement

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PCCW LTD                                                                                    Agenda Number:  701782698
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6802P120
    Meeting Type:  EGM
    Meeting Date:  30-Dec-2008
          Ticker:
            ISIN:  HK0008011667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

S.1    Approve, the proposed scheme of arrangement               Mgmt          Abstain                        Against
       [the Scheme] between PCCW and the holders of
       the Scheme Shares [as specified in the Scheme]
       in the form of the print thereof, which has
       been produced to this meeting and as specified,
       or in such other form and on such terms and
       conditions as may be approved by the High Court
       of the Hong Kong Special Administrative Region,
       for the purposes of giving effect to the Scheme,
       on the Effective Date [as specified in the
       Scheme]: (i) the authorized and issued share
       capital of PCCW shall be reduced by canceling
       and extinguishing the Scheme Shares; (ii) subject
       to and forthwith upon the said reduction of
       share capital taking effect, the authorized
       share capital of PCCW shall be increased to
       its former amount by the creation of such number
       of new Shares [as specified in the Scheme]
       as is equal to the number of Scheme Shares
       cancelled; and PCCW shall apply the credit
       arising in its books of account as a result
       of the said reduction of capital in paying
       up the new Shares referred to in paragraph,
       above in full at par and those new Shares shall
       be allotted and issued, credited as fully paid,
       as to: (1) 74.27% of the aggregate number of
       new Shares referred to in this resolution,
       to Starvest [as specified in the Scheme] and
       (2) 25.73% of the aggregate number of new Shares
       referred to in this resolution, to Netcom BVI
       [and/or CNC, as Netcom BVI shall in its absolute
       discretion direct] [each as specified in the
       Scheme]; and any entitlements to fractions
       of new Shares which may result from that calculation
       shall be allocated and dealt with as between
       Starvest and Netcom BVI as may be agreed between
       Starvest and Netcom BVI; authorize the Directors
       of PCCW to make application to The Stock Exchange
       of Hong Kong Limited [hereinafter called the
       Stock Exchange] for the withdrawal of the listing
       of PCCW's shares on the Stock Exchange, subject
       to the Scheme taking effect; and to do all
       other acts and things as considered by them
       to be necessary or desirable in connection
       with the implementation of the Scheme, including
       [without limitation] the giving of consent
       to any modifications of, or additions to, the
       Scheme, which the High Court of the Hong Kong
       Special Administrative Region may see fit to
       impose and to do all other acts and things
       as considered by them to be necessary or desirable
       in connection with the implementation of the
       Scheme and in relation to the Proposal [as
       specified] as a whole

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PCCW LTD                                                                                    Agenda Number:  701782701
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6802P120
    Meeting Type:  CRT
    Meeting Date:  30-Dec-2008
          Ticker:
            ISIN:  HK0008011667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

1.     Approve, with or without modification, a Scheme           Mgmt          Abstain                        Against
       of Arrangement proposed to be made between
       PCCW Limited ['PCCW'] and the holders of the
       Scheme Shares [the 'Scheme']

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA CO LTD                                                                           Agenda Number:  701899998
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6883Q104
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  CNE1000003W8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 548783 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2008

2.     Approve the report of Supervisory Committee               Mgmt          For                            For
       of the Company for the year 2008

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company for the year 2008

4.     Approve the declaration and payment of the final          Mgmt          For                            For
       dividends for the YE 31 DEC 2008 in the amount
       and in the manner recommend by the Board of
       Directors

5.     Authorize the Board of Directors to determine             Mgmt          For                            For
       interim dividend

6.     Approve the continuation of appointment of PricewaterhouseCoopers,Mgmt          For                            For
       Certified Public Accountants, as the International
       Auditors of the Company and PricewaterhouseCoopers
       Zhong Tian CPAs Company Limited, Certified
       Public Accountants, as the Domestic Auditors
       of the Company, for the year 2009 and authorize
       the Board of Directors to fix their remuneration

S.7    Authorize the Board of Directors, granted an              Mgmt          Against                        Against
       unconditional general mandate to separately
       or concurrently issue, allot and deal with
       additional domestic shares and overseas listed
       foreign shares of the Company, provided that
       the number of the domestic shares and overseas
       listed foreign shares issued and allotted or
       agreed conditionally or unconditionally to
       be issued and allotted shall not exceed 20%
       of each of the existing domestic shares and
       overseas listed foreign shares of the Company
       in issue as at the date of this resolution,
       and to execute and do or procure to be executed
       and done, all such documents, deeds and things
       as it may consider necessary in connection
       with the issue of such shares; [Authority expire
       after the 12 month period following the passing
       of this resolution]; and to make such amendments
       to the Articles of Association of the Company
       as it thinks fit so as to increase the registered
       share capital of the Company and reflect the
       new capital structure of the Company upon the
       allotment and issuance of shares of the Company
       as contemplated in this Resolution, in order
       to facilitate the issuance of shares in accordance
       with this resolution in a timely manner, to
       establish a special committee of the Board
       of Directors comprising Mr. Jiang Jiemin, Mr.
       Zhou Jiping and Mr. Wang Guoliang and authorize
       such committee to exercise all such power granted
       to the Board of Directors to execute and do
       all such documents, deeds and things as it
       may consider necessary in connection with the
       issue of such shares contingent on the passing
       of this Resolution and within the relevant
       period of this mandate, the Board of Directors
       and the special committee of the Board of Directors
       will only exercise its respective power under
       such mandate in accordance with the Company
       Law of the PRC, the Securities Law of the PRC,
       regulations or the listing rules of the stock
       exchange on which the Shares of the Company
       are listed (as amended from time to time) and
       only if all necessary approvals from the China
       Securities Regulatory Commission and/or other
       relevant PRC government authorities are obtained
       and the special committee of the Board of Directors
       will only exercise its power under such mandate
       in accordance with the power granted by the
       shareholders at the AGM to the Board of Directors

S.8    Approve and ratify to grant an unconditional              Mgmt          For                            For
       general mandate to issue debt financing instruments
       in the aggregate principal amount of up to
       RMB 100 billion (or if issued in foreign currency,
       equivalent to the exchange rate announced by
       the People’s Bank of China on the date
       of issue), upon such terms and conditions to
       be determined by the Board of Directors, and
       authorize the Board of Directors to: determine
       and approve the category, specific terms, conditions
       and other matters in respect of the issue of
       such instruments, including but not limited
       to the issue size, actual amount, currency,
       issue prices, coupon rates or method of determining
       the coupon rates, timing of issuance, whether
       to issue in tranches and the number of tranches,
       whether any terms for repurchase and redemption
       will be in place, rating arrangements, guarantee,
       schedule of repayment of the principal and
       the interests, use of proceeds as approved
       by the shareholders meeting, specific placing
       arrangements and underwriting arrangements;
       and to make corresponding changes to the plan
       of such issuance based on opinions of the regulatory
       authorities when there is any change on the
       policies which affects the issue of such instruments
       or when there are changes on the market conditions,
       save for issues which are subject to further
       approval at shareholders' meeting as required
       by the relevant laws, regulations and Articles
       of Association, to execute and do or procure
       to be executed and done, all such documents,
       deeds and things as it may consider necessary
       in connection with the issue of such instruments,
       to determine whether such instruments shall
       be listed, and where the Board of Directors
       determines so, to execute and do or procure
       to be executed and done, all such documents,
       deeds and things as it may consider necessary
       in connection with the listing of such instruments,
       where the Board of Directors has already taken
       actions and steps with respect to the issue
       of such instruments, such actions and steps,
       and in the event the Company had issued such
       instrument and would expect to fail to pay
       the principal or coupon interests of such instrument
       on schedule, or fail to pay the principal and
       coupon interests on the due date during the
       subsistence of such instrument, to determine
       not to distribute dividends to the shareholders
       of the Company, in accordance with relevant
       protection measures for repayment of debts
       as required under the relevant laws and regulations;
       [Authority expires until the conclusion of
       the next AGM of the Company]; and in order
       to facilitate the issuance of debt financing
       instruments in accordance with this resolution
       in a timely manner, to further authorize the
       Chief Financial Officer of the Company to exercise
       all such power granted to the Board of Directors
       to execute and do all such documents, deeds
       and things as he may consider necessary in
       connection with the issue and listing (where
       applicable) of such debt financing instruments,
       by reference to the specific needs of the Company
       and other market conditions, contingent on
       the passing of this Resolution and within the
       relevant period of this mandate

9.     Elect Mr. Wang Daocheng as an Independent Supervisor      Mgmt          For                            For
       of the  Company




--------------------------------------------------------------------------------------------------------------------------
 QUANTA COMPUTER INC                                                                         Agenda Number:  701974974
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7174J106
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  TW0002382009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The status of euro convertible bonds                      Non-Voting    No vote

A.2    The status of buybacks treasury stock                     Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2008 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2008 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 3.5 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings and staff bonus; proposed stock dividend:
       10 for 1000 shares

B.4    Approve to revise Articles of Incorporation               Mgmt          For                            For

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.6    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 QUANTA DISPLAY INC                                                                          Agenda Number:  701979924
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0451X104
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  TW0002409000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 audited reports                                  Non-Voting    No vote

A.3    The indirect investment in people's republic              Non-Voting    No vote
       of China

A.4    The issuance status of corporate bonds                    Non-Voting    No vote

B.1    Approve the 2008 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2008 profit distribution [proposed            Mgmt          For                            For
       cash dividend: TWD 0.3 per share]

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, staff and shareholders bonus [proposed
       stock dividend 30 for 1,000 shares held]

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal, trading derivatives, monetary
       loans, endorsement and guarantee

B.6    Approve to revise the rules of the election               Mgmt          For                            For
       of the Directors and the Supervisors

B.7    Extraordinary proposals                                   Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 SIMPLO TECHNOLOGY CO LTD                                                                    Agenda Number:  701848826
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7987E104
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  TW0006121007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 audited reports                                  Non-Voting    No vote

B.1    Approve the 2008 financial statements                     Mgmt          For                            For

B.2    Approve the 2008 profit distribution: cash dividend       Mgmt          For                            For
       TWD 5 per share, stock dividend 100 shares
       per 1,000 shares from retain earnings subject
       to 20% withholding tax

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earning

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of Monetary        Mgmt          For                            For
       loans

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Others issues and extraordinary proposals                 Mgmt          Abstain                        For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL INFORMATION IN RESOLUTION B.2.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SOFT-WORLD INTERNATIONAL CO LTD                                                             Agenda Number:  701978186
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80720108
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  TW0005478002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 561805 DUE TO RECEIPT OF DIRECTORS AND SUPERVISORS
       NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 audited reports                                  Non-Voting    No vote

A.3    The status of treasury stocks                             Non-Voting    No vote

B.1    Approve the 2008 financial statements                     Mgmt          For                            For

B.2    Approve the 2008 profit distribution [cash dividend:      Mgmt          For                            For
       TWD 6.15 per share]

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings and staff bonus [stock dividend: 5
       for 1,000 shares held]

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.6    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.7    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B81.1  Elect Mr. Wang, Jyun-Bo, Shareholder No.: 1               Mgmt          For                            For
       as a Director

B81.2  Elect Mr. Chen, Bo-Chang, ID No.: Y120074453              Mgmt          For                            For
       as a Director

B81.3  Elect Mr. Li, Yuan-Yi, Shareholder No.: 109               Mgmt          For                            For
       as a Director

B81.4  Elect Mr. Lin, Rong-Yi, Shareholder No.: 8224             Mgmt          For                            For
       as a Director

B81.5  Elect Mr. Jhong, Sing-Bo, Shareholder No.: 8158           Mgmt          For                            For
       as a Director

B81.6  Elect Mr. Lyu, Syue-Cen, Shareholder No.: 148             Mgmt          For                            For
       as a Director

B81.7  Elect Mr. Wang, Syuan-Ce, Shareholder No.: 326            Mgmt          For                            For
       as a Director

B81.8  Elect Mr. Wang, Li-Rong, Shareholder No.: 23              Mgmt          For                            For
       as a Director

B81.9  Elect Mr. Syu, Shou-De, ID No.: E101428388 as             Mgmt          For                            For
       a Director

B82.1  Elect Mr. Jhang, Hong-Yuan, ID No.: K10243009             Mgmt          For                            For
       as a Supervisor

B82.2  Elect Mr. Bai, Fong-Jhao, Shareholder No.: 192            Mgmt          For                            For
       as a Supervisor

B82.3  Elect Mr. Wang, Shu- Jyuan, Shareholder No.:              Mgmt          For                            For
       14 as a Supervisor

B.9    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.10   Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PROPERTIES LTD                                                                 Agenda Number:  701731451
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  04-Dec-2008
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare the final dividend                                Mgmt          For                            For

3.I.A  Re-elect Madam Kwong Siu-Hing as a Director               Mgmt          For                            For

3.I.B  Re-elect Dr. Cheung Kin-Tung, Marvin as a Director        Mgmt          For                            For

3.I.C  Re-elect Dr. Lee Shau-Kee as a Director                   Mgmt          For                            For

3.I.D  Re-elect Mr. Kwok Ping-Sheung, Walter as a Director       Mgmt          For                            For

3.I.E  Re-elect Mr. Kwok Ping-Luen, Raymond as a Director        Mgmt          For                            For

3.I.F  Re-elect Mr. Chan Kai-Ming as a Director                  Mgmt          For                            For

3.I.G  Re-elect Mr. Wong Yick-Kam, Michael as a Director         Mgmt          For                            For

3.I.H  Re-elect Mr. Wong Chik-Wing, Mike as a Director           Mgmt          For                            For

3.II   Approve to fix the Directors' fees [the proposed          Mgmt          Against                        Against
       fees to be paid to each Director, each Vice
       Chairman and the Chairman for the FY ending
       30 JUN 2009 are HKD100,000, HKD110,000 and
       HKD120,000 respectively]

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] during the relevant period to repurchase
       shares of the Company and the aggregate nominal
       amount of the shares which may be repurchased
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       in this resolution shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

6.     Authorize the Directors, subject to this resolution,      Mgmt          Abstain                        Against
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements, options and warrants
       which might require during and after the end
       of the relevant period and the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval in
       this resolution, otherwise than pursuant to,
       i) a rights issue, ii) any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to Officers and/or Employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company,
       shall not exceed the aggregate of: 10% ten
       per cent of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution plus; [if
       the Directors are so authorized by a separate
       ordinary resolution of the shareholders of
       the Company] the nominal amount of share capital
       of the Company repurchased by the Company subsequent
       to the passing of this resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution], and the said approval shall be
       limited accordingly; [Authority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          For                            For
       of the Company referred to Resolution 6 convening
       this meeting in respect of the share capital
       of the Company referred to in such resolution




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN FERTILIZER CO LTD                                                                    Agenda Number:  701990637
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84171100
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  TW0001722007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 547149 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 audited reports                                  Non-Voting    No vote

A.3    The establishment of the code of conduct                  Non-Voting    No vote

B.1    Approve the 2008 financial statements                     Mgmt          For                            For

B.2    Approve the 2008 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1.8 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B51.1  Elect Council of Agriculture, Shareholder No:             Mgmt          For                            For
       17316, Representative: Mr. Jung-Chi Chung as
       a Director

B51.2  Elect Council of Agriculture, Shareholder No:             Mgmt          For                            For
       17316, Representative: Mr. Sing-Hwa Hu as a
       Director

B51.3  Elect Council of Agriculture, Shareholder No:             Mgmt          For                            For
       17316, Representative: Mr. Fang-Xung Ye as
       a Director

B51.4  Elect Council of Agriculture, Shareholder No:             Mgmt          For                            For
       17316, Representative: Mr.  Shi-Yu Li as a
       Director

B51.5  Elect Council of Agriculture, Shareholder No:             Mgmt          For                            For
       17316, Representative: Mr. Sheng-Feng You as
       a Director

B51.6  Elect Mr. Chang-Hai Tasi, Shareholder No: 214242          Mgmt          For                            For
       as a Director

B52.1  Elect Chunghwa Post Co., Ltd, Shareholder No:             Mgmt          For                            For
       163375, Representative: Mr. Chiung-Ying Lin
       as a Supervisor

B.6    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MFG CO  LTD                                                            Agenda Number:  701938601
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84629107
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  TW0002330008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 554580 DUE TO RECEIPT OF DIRECTORS NAME.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       Call meeting to order                                     Non-Voting    No vote

1.     Chairman's Address                                        Mgmt          Abstain                        Against

2.1    To report the business of 2008                            Non-Voting    No vote

2.2    Audit Committee's review report                           Non-Voting    No vote

2.3    To report the implementation of shares buyback            Non-Voting    No vote

2.4    To report TSMC's Merger of its 100% owned subsidiary      Non-Voting    No vote
       - Hsin Ruey Investment Co. Ltd

3.1    Approve to accept the 2008 business report and            Mgmt          For                            For
       financial statements

3.2    Approve the proposal for distribution of 2008             Mgmt          For                            For
       profits

3.3    Approve the capitalization of 2008 dividends,             Mgmt          For                            For
       2008 employee profit sharing, and capital surplus

3.4.A  Approve to revise the procedures for lending              Mgmt          For                            For
       funds to other parties

3.4.B  Approve to revise the procedures for endorsement          Mgmt          For                            For
       and guarantee

4.1    Elect Mr. Morris Chang as a Chairman                      Mgmt          For                            For

4.2    Elect Mr. F.C. Tseng as a Vice Chairman                   Mgmt          For                            For

4.3    Elect Mr. Rick Tsai as a Director                         Mgmt          For                            For

4.4    Elect Mr. Yuan Tain-Jy-Chen as a Director, Representative Mgmt          For                            For
       of National Development Fund, Executive

4.5    Elect Sir. Peter Leahy Bonfield as an Independent         Mgmt          For                            For
       Director

4.6    Elect Mr. Stan Shih as an Independent Director            Mgmt          For                            For

4.7    Elect Mr. Carleton Sneed Florina as an Independent        Mgmt          For                            For
       Director

4.8    Elect Mr. Thomas J. Engibous as an Independent            Mgmt          For                            For
       Director

5.     Other business and special motion                         Non-Voting    No vote

6.     Meeting adjourned                                         Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 TENCENT HLDGS LTD                                                                           Agenda Number:  701922999
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87572122
    Meeting Type:  EGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  KYG875721220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.

1.     Approve and adopt, conditional upon the Listing           Mgmt          For                            For
       Committee of The Stock Exchange of Hong Kong
       Limited granting the listing of and permission
       to deal in the shares of the Company, representing
       2% of the issued share capital of the Company
       as at the date of passing this resolution,
       to be issued pursuant to the exercise of any
       options granted under the 2009 Share Option
       Scheme [as specified], the rules of the new
       share option scheme [2009 Share Option Scheme]
       of the Company as an additional Share Option
       Scheme of the Company; and authorize the Directors
       of the Company at their absolute discretion,
       to grant options thereunder and to allot and
       issue shares of the Company pursuant to the
       exercise of such option

2.     Amend Paragraph 3 of the share award scheme               Mgmt          For                            For
       of the Company adopted on 13 DEC 2007 as specified




--------------------------------------------------------------------------------------------------------------------------
 TENCENT HLDGS LTD                                                                           Agenda Number:  701923941
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87572122
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  KYG875721220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 555648 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR'' OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and Auditors
       for the YE 31 DEC 2008

2.I    Declare a final dividend                                  Mgmt          For                            For

2.II   Declare a special dividend                                Mgmt          For                            For

3.I.a  Re-elect Mr. Iain Ferguson Bruce as a Director            Mgmt          For                            For

3.I.b  Re-elect Mr. Ian Charles Stone as a Director              Mgmt          For                            For

3.II   Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Auditors and authorize the Board               Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and dispose of additional shares in the
       Company and to make or grant offers, agreements,
       options or warrants which would or might require
       the exercise of such powers, during and after
       the relevant period, the aggregate nominal
       value of share capital allotted or agreed [whether
       pursuant to an option or otherwise] by the
       Directors of the Company pursuant to the mandate
       in this resolution, otherwise than pursuant
       to: i) a Rights Issue, or ii) any Option Scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the officers and/or
       employees of the Company and/or any of its
       subsidiaries of shares or rights to acquire
       shares of the Company or iii) any scrip dividend
       or similar arrangement pursuant to the Articles
       of Association of the Company from time to
       time, shall not exceed 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this Resolution
       and the said mandate shall be limited accordingly;
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or by Law to be held]

6.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       or otherwise acquire shares of HKD 0.0001 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       provided that the aggregate nominal amount
       of shares so purchased or otherwise acquired
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of this resolution; and
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or by law to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5 and 6, the aggregate nominal amount of the
       shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 6 be
       added to the aggregate nominal amount of the
       shares which may be issued pursuant to Resolution
       5




--------------------------------------------------------------------------------------------------------------------------
 UNI-PRESIDENT ENTERPRISES CORP, YONGKANG CITY, TAINAN COUNTY                                Agenda Number:  701987767
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y91475106
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  TW0001216000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 Audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantees                  Non-Voting    No vote

B.1    Approve the 2008 financial statements                     Mgmt          For                            For

B.2    Approve the 2008 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 0.44 per share

B.3    Approve to increase the investment quota in               Mgmt          For                            For
       People's Republic of China

B.4    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock dividend: 44 for 1,000
       shares held

B.5    Approve the proposal of capital injection to              Mgmt          For                            For
       issue of new shares or the Global Depositary
       Receipt

B.6    Extraordinary motions                                     Mgmt          Abstain                        For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNITED LABORATORIES INTL HLDGS LTD                                                          Agenda Number:  701927191
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8813K108
    Meeting Type:  AGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  KYG8813K1085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited consolidated             Mgmt          For                            For
       financial statements and the reports of the
       Directors and Auditor for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.a    Re-elect Ms. Peng Wei as an Executive Director            Mgmt          For                            For

3.b    Re-elect Mr. Tsoi Hoi Shan as an Executive Director       Mgmt          For                            For

3.c    Re-elect Ms. Choy Siu Chit as a Non-executive             Mgmt          For                            For
       Director

3.d    Re-elect Mr. Chong Peng Oon as Independent Non-executive  Mgmt          For                            For
       Director

3.e    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Company's Auditor and authorize the
       Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to the Rules [the Listing Rules] governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong [the Stock Exchange] to allot,
       issue and deal with unissued shares and to
       make or grant offers, agreements and options
       which would or might require the exercise of
       such powers be and the same the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted,
       otherwise than pursuant to i) a Rights Issue;
       ii) the exercise of any option granted under
       the share option scheme of the Company iii)
       an scrip dividend providing for the allotment
       and issue of shares in lieu of the whole or
       part of dividend on shares accordance with
       Articles of Association of the Company in force
       from time to time iv) any issue of Shares upon
       the exercise of rights of subscription or Conversion
       under the term of any warrants of the Company
       or any Securities which are convertible into
       Shares, shall not exceed 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution; the nominal amount of any
       share capital of the Company repurchased by
       the Company subsequent to the passing of this
       resolution [up to a maximum equivalent to 10%
       of the aggregate nominal amount of the share
       capital to the Company in issue on the date
       of the passing of the Resolution No.6 and the
       authority pursuant to this resolution shall
       be limited accordingly; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company, the Companies Law [Law 3 of 1961,
       as consolidated and revised] of the Cayman
       islands or any other applicable law of Cayman
       Islands to be held]

6.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares on the Stock Exchange or on any other
       stock exchange on which the shares may be listed
       and recognized by the Securities and Futures
       Commission and the Stock Exchange, the Companies
       Law and all other applicable laws in this regard,
       be and same shall not exceed 10%of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of the passing
       of this resolution; and the authority pursuant
       to this resolution shall be limited accordingly;
       and [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company or by any applicable law of Cayman
       islands to be held]

7.     Authorize the Directors of the Company to exercise        Mgmt          Against                        Against
       the authority referred to Resolution 5 in respect
       of the share capital of the Company referred
       to [as specified] of such resolution




--------------------------------------------------------------------------------------------------------------------------
 YUM! BRANDS, INC.                                                                           Agenda Number:  933044783
--------------------------------------------------------------------------------------------------------------------------
        Security:  988498101
    Meeting Type:  Annual
    Meeting Date:  21-May-2009
          Ticker:  YUM
            ISIN:  US9884981013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: DAVID W. DORMAN                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MASSIMO FERRAGAMO                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: J. DAVID GRISSOM                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: BONNIE G. HILL                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ROBERT HOLLAND, JR.                 Mgmt          For                            For

1F     ELECTION OF DIRECTOR: KENNETH G. LANGONE                  Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JONATHAN S. LINEN                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: THOMAS C. NELSON                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: DAVID C. NOVAK                      Mgmt          For                            For

1J     ELECTION OF DIRECTOR: THOMAS M. RYAN                      Mgmt          For                            For

1K     ELECTION OF DIRECTOR: JING-SHYH S. SU                     Mgmt          For                            For

1L     ELECTION OF DIRECTOR: JACKIE TRUJILLO                     Mgmt          For                            For

1M     ELECTION OF DIRECTOR: ROBERT D. WALTER                    Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT AUDITORS (PAGE 16             Mgmt          For                            For
       OF PROXY)

03     PROPOSAL TO APPROVE THE COMPANY'S EXECUTIVE               Mgmt          For                            For
       INCENTIVE COMPENSATION PLAN (PAGE 18 OF PROXY)

04     SHAREHOLDER PROPOSAL RELATING TO SHAREHOLDER              Shr           For                            Against
       RIGHTS PLAN (PAGE 21 OF PROXY)

05     SHAREHOLDER PROPOSAL RELATING TO AN ADVISORY              Shr           For                            Against
       SHAREHOLDER VOTE TO RATIFY EXECUTIVE COMPENSATION
       (PAGE 23 OF PROXY)

06     SHAREHOLDER PROPOSAL RELATING TO FOOD SUPPLY              Shr           Against                        For
       CHAIN SECURITY AND SUSTAINABILITY (PAGE 27
       OF PROXY)

07     SHAREHOLDER PROPOSAL RELATING TO HEALTHCARE               Shr           Against                        For
       REFORM PRINCIPLES (PAGE 31 OF PROXY)

08     SHAREHOLDER PROPOSAL RELATING TO ANIMAL WELFARE           Shr           Against                        For
       (PAGE 33 OF PROXY)




--------------------------------------------------------------------------------------------------------------------------
 ZTE CORP                                                                                    Agenda Number:  701875126
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0004F105
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  CNE1000004Y2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements for the YE               Mgmt          For                            For
       31 DEC 2008 audited by the PRC and the Hong
       Kong Auditors

2.     Receive the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2008

3.     Receive the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2008

4.     Receive the report of the President of the Company        Mgmt          For                            For
       for the YE 31 DEC 2008

5.     Approve the final financial accounts of the               Mgmt          For                            For
       Company for the YE 31 DEC 2008

6.     Approve the resolution of the Company on the              Mgmt          Against                        Against
       proposed continuous connected transaction [as
       specified under the Rules Governing the Listing
       of Stocks on the Shenzhen Stock Exchange] Framework
       Agreements for 2009; The Framework Purchase
       Agreements for 2009 proposed to be entered
       into between ZTE Kangxun Telecom Company, Limited,
       a subsidiary of the Company, on the one hand
       and connected party Shenzhen Zhongxingxin Telecommunications
       Equipment Company, Limited together with its
       subsidiaries Shenzhen Zhongxing Xindi Telecommunications
       Equipment Company, Limited, Shenzhen Zhongxing
       Xinyu FPC Company, Limited and Shenzhen Zhongxing
       Xinzhou Complete Equipment Company, Limited,
       on the other, in respect of the purchase of
       cases, cabinets, distribution frames, flexible
       printed circuit boards and shelters with an
       annual cap of aggregated transaction amounts
       under the framework agreements estimated at
       RMB 1,200 million for 2009

7.     Approve the application by the Company to National        Mgmt          Against                        Against
       Development Bank for a USD 2.5 billion composite
       credit facility for the purposes of short-term
       loans, bond financing, domestic and international
       supply chain financing, trade financing and
       medium/long-term projects financing of the
       Company on a revolving basis; the aforesaid
       amount represents composite credit facilities
       to be proposed by the Company in its application
       to National Development Bank; the final amount
       shall be subject to approval of National Development
       Bank; authorize the Board of Directors to adjust
       the details and actual duration of the credit
       facilities pursuant to the Company's requirements
       or negotiations with National Development Bank,
       subject to the cap of the aforesaid USD 2.5
       billion composite credit facility within the
       effective term of the resolution, and the Board
       of Directors and other parties delegated to
       negotiate with National Development Bank and
       sign all facilities agreements, financing agreements
       and other related legal contracts and documents
       relating to the above composite credit facilities
       and to deal with other matters relating to
       such agreements; the resolution shall be valid
       for a period of 5 years from the date of approval
       at the general meeting; unless otherwise required,
       no subsequent resolution of the Board of Directors
       or general meeting is required with respect
       to any such single application for financing
       operations under such credit facility

8.     Approve the application by the Company to the             Mgmt          Against                        Against
       Bank of China Limited, Shenzhen Branch for
       a RMB 15.7 billion composite credit facility;
       the aforesaid amount represents composite credit
       facilities to be proposed by the Company in
       its application to the bank; the final amount
       shall be subject to the bank's approval. Authorize
       the Board of Directors to adjust the details
       and actual duration of the credit facilities
       pursuant to the Company's requirements or negotiations
       with the bank, subject to the cap of the aforesaid
       RMB 15.7 billion composite credit facility
       within the effective term of the resolution,
       and the Board of Directors and other parties
       delegated to negotiate with the bank and sign
       all facilities agreements, financing agreements
       and other related legal contracts and documents
       relating to the above composite credit facilities
       and to deal with other matters relating to
       such agreements; [Authority expires the earlier
       or from date on which it is considered and
       passed at the general meeting until (1) the
       next new credit facilities have been granted,
       or (2) 31 DEC 2009]; unless otherwise required,
       no subsequent resolution of the Board of Directors
       is required with respect to any such single
       application for financing operations not exceeding
       such maximum amount Mr. Hou Weigui, the legal
       representative of the Company, or his authorized
       signatory, is authorized to execute all facilities
       agreements, financing agreements and other
       related legal contracts and documents which
       are related to the above composite credit facilities

9.1    Re-appoint Ernst & Young Hua Ming as the PRC              Mgmt          For                            For
       Auditors of the Company for 2009 and a proposal
       be made to the 2008 AGM, authorize the Board
       of Directors to determine the audit fees of
       Ernst & Young Hua Ming for 2009 based on specific
       audit work to be conducted

9.2    Re-appoint Ernst & Young as the Hong Kong Auditors        Mgmt          For                            For
       of the Company for 2009 and a proposal be made
       to the 2008 AGM, authorize the Board of Directors
       to determine the audit fees of Ernst & Young
       for 2009 based on the specific audit work to
       be conducted

S.10   Approve the proposals of profit distribution              Mgmt          For                            For
       and capitalization from capital reserve for
       2008 tabled by the Board of Directors of the
       Company proposed profit distribution for 2008:
       RMB 3 for every 10 shares [including tax] or
       a total of RMB 402,999,000 in cash, based on
       the Company's total share capital of 1,343,330,310
       shares as at 31 DEC 2008; proposed capitalization
       from capital reserve for 2008: the creation
       of 3 shares for every 10 shares by way of capitalization
       of capital reserves, representing a total increase
       of 402,999,093 shares based on the Company's
       total share capital of 1,343,330,310 shares
       as at 31 DEC 2008; the balance of the capital
       reserves was RMB 6,298,172,000 prior to the
       capitalization and RMB 5,895,173,000 after
       the capitalization; fractional entitlements
       shall be dealt with in accordance relevant
       rules of the stock exchange and the clearing
       house of the place where the stocks of the
       Company are listed; as a result, the actual
       amount of share capital increased and the actual
       number of shares created in aggregate after
       implementation of the proposed capitalization
       from capital reserves might be slightly different
       from the aforesaid estimates; authorize the
       Board of Directors by the general meeting to
       deal with matters relating to the profit distribution
       and capitalization from capital reserves for
       2008, to amend relevant clauses of the Articles
       of Association based on the implementation
       of the capitalization from capital reserves
       to increase the registered capital of the Company
       and reflect the new capital structure after
       the capitalization from capital reserves, and
       to process any changes in industrial and commercial
       registration required as a result of the alteration
       in registered capital

S.11   Authorize the Board of Directors, to allot,               Mgmt          Against                        Against
       issue and deal with additional domestic shares
       and overseas-listed foreign shares [H Shares]
       of the Company [including securities convertible
       into domestic shares and/or H Shares of the
       Company] and to make or grant offers, agreements
       or options, during the relevant period, shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the domestic shares
       and H shares of the Company, otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement from time to
       time being adopted for the grant or issue to
       the Directors, the Supervisors, the Senior
       Management and/or the Employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company approved
       by the Board of Directors, and the Board of
       Directors will only exercise this authority
       in compliance with the Company Law of the Peoples
       Republic of China [as amended from time to
       time] and Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       [as amended from time to time] and with the
       necessary approvals of the China Securities
       Regulatory Commission and/or other relevant
       PRC government authorities; [Authority expires
       the earlier of the conclusion of the next AGM
       or 12 months]; and to approve and execute all
       documents and deeds and do all things or to
       procure the execution of such documents and
       deeds and the doing of such things necessary
       in their opinion for the issue of the new shares
       [including but not limited to determining the
       time and place for issue, class and number
       of new shares to be issued, the pricing method
       and/or issue prices [including price ranges]
       of the shares, submitting all necessary applications
       to relevant authorities, entering into underwriting
       agreements [or any other agreements], determining
       the use of proceeds, and fulfilling filing
       and registration requirements of the PRC, Hong
       Kong and other relevant authorities, including
       but not limited to registration with relevant
       PRC authorities of the increase in registered
       share capital as a result of the issue of shares
       pursuant to passing of this resolution]; and
       to amend the Company's Articles of Association
       as they deem necessary to increase the registered
       share capital of the Company and to reflect
       the new capital structure of the Company following
       the allotment and issue of the Company's shares

S12.1  Amend the Article 24 and Article 27 of the Chapter        Mgmt          For                            For
       3 of the Articles of Association accordingly
       after the implementation of the capitalization
       from the capital reserves, as specified

S12.2  Amend Article 83, Article 87, Article 116, Article        Mgmt          For                            For
       119, Article 225, Article 247, Article 275,
       Article 276, Article 277, Article 234 as specified
       of the Articles of Association in accordance
       with relevant provisions of the decisions on
       amending certain provisions regarding the Cash
       Profit Distribution of Listed Companies [No.
       57] [Cash Profit Distribution Provisions] promulgated
       by the CSRC and effective from 09 OCT 2008
       and the latest amendments to the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited [the Listing Rules] effective
       from 01 JAN 2009; and Rules 9, 13, 44 and 49
       of the Rules of Procedure for Shareholders'
       general meetings be amended in accordance with
       the aforesaid amendments to the Articles of
       Association




--------------------------------------------------------------------------------------------------------------------------
 ZTE CORP                                                                                    Agenda Number:  701875140
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0004F105
    Meeting Type:  CLS
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  CNE1000004Y2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the profit distribution for 2008: RMB             Mgmt          For                            For
       3 for every 10 shares [including Tax] or a
       total of RMB 402,999,000 in cash, based on
       the Company's total share capital of 1,343,330,310
       shares as at 31 DEC 2008; proposed capitalization
       from capital reserve for 2008: the creation
       of 3 shares for every 10 shares by way of capitalization
       of capital reserves, representing a total increase
       of 402,999,093 shares based on the Company's
       total share capital of 1,343,330,310 shares
       as at 31 DEC 2008; The balance of the capital
       reserves was RMB 6,298,172,000 prior to the
       capitalization and RMB 5,895,173,000 after
       the capitalization; fractional entitlements
       shall be dealt with in accordance relevant
       rules of the stock exchange and the clearing
       house of the place where the stocks of the
       Company are listed; As a result, the actual
       amount of share capital increased and the actual
       number of shares created in aggregate after
       implementation of the proposed capitalization
       from capital reserves might be slightly different
       from the aforesaid estimates; authorize the
       Board of Directors by the general meeting to
       deal with matters relating to the profit distribution
       and capitalization from capital reserves for
       2008, to amend relevant clauses of the Articles
       of Association based on the implementation
       of the capitalization from capital reserves
       to increase the registered capital of the Company
       and reflect the new capital structure after
       the capitalization from capital reserves, and
       to process any changes in industrial and commercial
       registration required as a result of the alteration
       in registered capital




--------------------------------------------------------------------------------------------------------------------------
 ZTE CORPORATION                                                                             Agenda Number:  702013133
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0004F105
    Meeting Type:  EGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  CNE1000004Y2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 572904 DUE TO DUE TO RECEIPT OF ADDITIONAL
       RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS. THANK
       YOU.

1.1    Elect Ms. Qu Xiaohui as an Independent Director           Mgmt          For                            For
       of the Fourth Session of the Board of Directors
       of the Company for a term from 22 JUL 2009
       to 29 MAR 2010, as specified

1.2    Elect Mr. Chen Naiwei as an Independent Director          Mgmt          For                            For
       of the Fourth Session of the Board of Directors
       of the Company for a term from 22 JUL 2009
       to 29 MAR 2010, as specified

1.3    Elect Mr. Wei Wei as an Independent Director              Mgmt          For                            For
       of the Fourth Session of the Board of Directors
       of the Company for a term from 22 JUL 2009
       to 29 MAR 2010, as specified

2.     Approve the provision of guarantee by the Company         Mgmt          For                            For
       by way of the pledge of its 51% equity interests
       in Closed Joint-Stock Company CJSC TK Mobile
       [CJSC TK Mobile] as a security against the
       USD 70,600,000 bank loan with a 9-year term
       extended to CJSC TK Mobile [with a term from
       the date on which the Agreement on the Pledge
       of Equity Interests is executed and becomes
       effective to the date on which the debts owed
       by CJSC TK Mobile under the financing documents
       are fully repaid], as specified

3.     Approve the provision of Performance Guarantee            Mgmt          Against                        Against
       for the Company's wholly-owned subsidiary,
       PT. ZTE Indonesia considered by the Board of
       Directors of the Company at the 25th Meeting
       of the Fourth Session of the Board of Directors
       held on 05 JUN 2009, the details of which have
       been disclosed in the Company's announcements
       entitled Announcement of the Resolutions passed
       at the 25th Meeting of the Fourth Session of
       the Board of Directors published on 05 JUN
       2009; Zhongxingxin is seeking the approval
       of the provision of performance guarantee for
       PT. ZTE Indonesia [ZTE Indonesia] by the shareholders
       of ZTE by way of an ordinary resolution at
       the First EGM of 2009 to be held on 30 JUN
       2009, the details of which are: the Company
       will provide performance guarantee for ZTE
       Indonesia for an amount not exceeding USD 40
       million, with a term commencing on the date
       on which the Technical Support Framework Agreement
       takes effect upon execution and ending on the
       date on which the performance of ZTE Indonesia's
       obligations under the Technical Support Framework
       Agreement is completed; the Company will apply
       to the relevant bank for the issuance of a
       letter of performance guarantee to provide
       guarantee with a maximum accumulated amount
       of USD 5 million in favor of PT. Telkomunikasi
       Selular, an Indonesian mobile communications
       carrier, in respect of the performance obligations
       of ZTE and ZTE Indonesia under the Equipment
       Purchase Framework Agreement and Technical
       Support Framework Agreement, with a term commencing
       on the date of issuance of the letter of guarantee
       by the bank and ending on the date falling
       3 years and 6 months after the issuance of
       the letter of guarantee or on which the performance
       obligations of ZTE and ZTE Indonesia under
       the Equipment Purchase Framework Agreement
       and Technical Support Framework Agreement are
       fully completed, whichever is later, as specified

S.4    Approve the renewal of the 2009 general mandate           Mgmt          Against                        Against
       of ZTE Corporation, as specified



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Investment Trust III
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/27/2009